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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]

         Pre- Effective Amendment No.                                  [ ]
                                      ------

         Post-Effective Amendment No. 26                               [X]
                                      --

                                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
         OF 1940                                                       [X]

         Amendment No. 28                                              [X]
                       --

                        (Check appropriate box or boxes.)

JANUS ASPEN SERIES
--------------------------------------------------------------------------------
(Exact Name of Registrant as Specified in Charter)

100 Fillmore Street, Denver, Colorado 80206-4928
--------------------------------------------------------------------------------
Address of Principal Executive Offices           (Zip Code)

Registrant's Telephone No., including Area Code:  303-333-3863
                                                --------------------------------

Thomas A. Early - 100 Fillmore Street, Denver, Colorado 80206-4928
--------------------------------------------------------------------------------
(Name and Address of Agent for Service)

Approximate Date of Proposed Offering: July 31, 2001

It is proposed that this filing will become effective (check appropriate box):

     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485

     [ ] on (date) pursuant to paragraph (b) of Rule 485

     [X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

     [ ] on (date) pursuant to paragraph (a)(1) of Rule 485

     [ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (date)

     [ ] on July 31, 2001, pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                         [JANUS LOGO]


                   Janus Aspen Series
                   Institutional Shares

                              PROSPECTUS

                              JULY 31, 2001

                              Growth Portfolio
                              Aggressive Growth Portfolio
                              Capital Appreciation Portfolio
                              Strategic Value Portfolio

                              Core Equity Portfolio


                              (Formerly Equity Income Portfolio)

                              Balanced Portfolio


                              Growth and Income Portfolio
                              International Growth Portfolio
                              Worldwide Growth Portfolio
                              Global Life Sciences Portfolio
                              Global Technology Portfolio
                              Flexible Income Portfolio
                              High-Yield Portfolio*
                              Money Market Portfolio

                   * HIGH-YIELD PORTFOLIO IS CLOSED TO NEW INVESTORS EFFECTIVE
                     MAY 1, 2001. JANUS CAPITAL CORPORATION ANTICIPATES LIQUIDATION OF THE PORTFOLIO SOON AFTER REGULATORY APPROVALS ARE OBTAINED.

                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    [JANUS LOGO]

                This prospectus describes fourteen series (the "Portfolios") with a variety of investment objectives, including growth of capital, current income and a combination of growth and income. Each Portfolio of Janus Aspen Series currently offers two classes of shares. The Institutional Shares (the "Shares") are sold under the name of "Janus Aspen Series" and are offered by this prospectus in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively, "variable insurance contracts"), as well as certain qualified retirement plans.

                Janus Aspen Series sells and redeems its Shares at net asset value without sales charges, commissions or redemption fees. Each variable insurance contract involves fees and expenses that are not described in this Prospectus. Certain Portfolios may not be available in connection with a particular contract and certain contracts may limit allocations among the Portfolios. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

                This prospectus contains information that a prospective purchaser of a variable insurance contract or plan participant should consider in conjunction with the accompanying separate account prospectus of the specific insurance company product before allocating purchase payments or premiums to the Portfolios.

                                                               Table of contents


                RISK/RETURN SUMMARY
                   Equity Portfolios........................................    2
                   Fixed-Income Portfolios..................................   11
                   Money Market Portfolio...................................   13
                   Fees and expenses........................................   15
                INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND
                RISKS
                   Equity Portfolios........................................   17
                   Fixed-Income Portfolios..................................   23
                   General portfolio policies of the Portfolios other than
                   Money Market Portfolio...................................   25
                   Risks for Equity Portfolios..............................   27
                   Risks for Fixed-Income Portfolios........................   28
                   Risks Common to All Non-Money Market Portfolios..........   29
                   Money Market Portfolio...................................   31
                MANAGEMENT OF THE PORTFOLIOS
                   Investment adviser.......................................   34
                   Management expenses......................................   35
                   Portfolio managers.......................................   36
                OTHER INFORMATION...........................................   40
                DISTRIBUTIONS AND TAXES
                   Distributions............................................   41
                   Portfolios other than Money Market Portfolio.............   41
                   Money Market Portfolio...................................   41
                   Taxes....................................................   41
                SHAREHOLDER'S GUIDE
                   Pricing of portfolio shares..............................   43
                   Purchases................................................   43
                   Redemptions..............................................   44
                   Excessive trading........................................   44
                   Shareholder communications...............................   44
                FINANCIAL HIGHLIGHTS........................................   45
                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities...............................   59
                   Futures, options and other derivatives...................   61
                   Other investments, strategies and/or techniques..........   61
                EXPLANATION OF RATING CATEGORIES............................   63



                                                            Table of contents  1

Risk return
- summary

EQUITY PORTFOLIOS


          The Equity Portfolios are designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments. Although Balanced Portfolio and Growth and Income Portfolio may also emphasize varying degrees of income, they are not designed for investors who desire a consistent level of income.


1. WHAT ARE THE INVESTMENT OBJECTIVES OF THE EQUITY PORTFOLIOS?

--------------------------------------------------------------------------------

          DOMESTIC EQUITY PORTFOLIOS

          - GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital.


          - AGGRESSIVE GROWTH PORTFOLIO, CAPITAL APPRECIATION PORTFOLIO, STRATEGIC VALUE PORTFOLIO AND CORE EQUITY PORTFOLIO seek long-term growth of capital.


          - BALANCED PORTFOLIO seeks long-term capital growth, consistent with preservation of capital and balanced by current income.



          - GROWTH AND INCOME PORTFOLIO seeks long-term capital growth and current income.


          GLOBAL/INTERNATIONAL EQUITY PORTFOLIOS

          - INTERNATIONAL GROWTH PORTFOLIO, GLOBAL LIFE SCIENCES PORTFOLIO AND GLOBAL TECHNOLOGY PORTFOLIO seek long-term growth of capital.

          - WORLDWIDE GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital.

          The Portfolios' Trustees may change these objectives without a shareholder vote and the Portfolios will notify you of any changes that are material. If there is a material change to a Portfolio's objective or policies, you should consider whether that Portfolio remains an appropriate investment for you. There is no guarantee that a Portfolio will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE EQUITY PORTFOLIOS?

          The portfolio managers apply a "bottom up" approach in choosing investments. In other words, they look at companies one at a time to determine if a company is an attractive investment opportunity and is consistent with a Portfolio's investment policies. If a portfolio manager is unable to find investments with earnings growth potential, a significant portion of a Portfolio's assets may be in cash or similar investments.

          Within the parameters of its specific investment policies discussed below, each Portfolio may invest without limit in foreign equity and debt securities.


          Within the parameters of its specific investment policies discussed below, each Portfolio will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets (20% for Core Equity Portfolio).


          GROWTH PORTFOLIO invests primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established companies.

 2 Janus Aspen Series

          AGGRESSIVE GROWTH PORTFOLIO invests primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies.

          CAPITAL APPRECIATION PORTFOLIO invests primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

          STRATEGIC VALUE PORTFOLIO invests primarily in common stocks with the potential for long-term growth of capital using a "value" approach. The "value" approach emphasizes investments in companies the portfolio manager believes are undervalued relative to their intrinsic worth.


          CORE EQUITY PORTFOLIO normally invests at least 80% of its assets in equity securities selected for their growth potential. Eligible equity securities include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks such as convertible preferred stocks, bonds and debentures; and other securities with equity characteristics. The Portfolio may invest in companies of any size.


          BALANCED PORTFOLIO normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The Portfolio will normally invest at least 25% of its assets in fixed-income securities.



          GROWTH AND INCOME PORTFOLIO normally emphasizes investments in common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential.

          INTERNATIONAL GROWTH PORTFOLIO normally invests at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.

          WORLDWIDE GROWTH PORTFOLIO invests primarily in common stocks of companies of any size located throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may at times invest in fewer than five countries or even a single country.

          GLOBAL LIFE SCIENCES PORTFOLIO invests primarily in equity securities of U.S. and foreign companies selected for their growth potential. Normally, it invests at least 65% of its total assets in securities of companies that the portfolio manager believes have a life science orientation. As a fundamental policy, the Portfolio normally invests at least 25% of its total assets, in the aggregate, in the following industry groups: healthcare; pharmaceuticals; agriculture; cosmetics/personal care; and biotechnology.

          GLOBAL TECHNOLOGY PORTFOLIO invests primarily in equity securities of U.S. and foreign companies selected for their growth potential. Normally, it invests at least 65% of its total assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN THE EQUITY PORTFOLIOS?

          The biggest risk is that the Portfolios' returns may vary, and you could lose money. The Equity Portfolios are each designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.

                                                          Risk return summary  3

          The value of a Portfolio's holdings may decrease if the value of an individual company in the portfolio decreases and, in the case of Strategic Value Portfolio, if the portfolio manager's belief about a company's intrinsic worth is incorrect. The value of a Portfolio's holdings could also decrease if the stock market goes down. If the value of a Portfolio's holdings decreases, that Portfolio's net asset value (NAV) will also decrease, which means if you sell your shares in a Portfolio you may get back less money.


          The income component of BALANCED PORTFOLIO AND GROWTH AND INCOME PORTFOLIO includes fixed-income securities. A fundamental risk of these securities is that their value will fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Portfolio's NAV may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer of a bond will be unable to make principal and interest payments when due.


          GLOBAL LIFE SCIENCES PORTFOLIO concentrates its investments in related industry groups. Because of this, companies in its portfolio may share common characteristics and react similarly to market developments. For example, many companies with a life science orientation are highly regulated and may be dependent upon certain types of technology. As a result, changes in government funding or subsidies, new or anticipated legislative changes, or technological advances could affect the value of such companies and, therefore, the Portfolio's NAV. The Portfolio's returns may be more volatile than those of a less concentrated portfolio.

          Although GLOBAL TECHNOLOGY PORTFOLIO does not concentrate its investments in specific industries, it may invest in companies related in such a way that they react similarly to certain market pressures. For example, competition among technology companies may result in increasingly aggressive pricing of their products and services, which may affect the profitability of companies in the portfolio. In addition, because of the rapid pace of technological development, products or services developed by companies in the Portfolio's portfolio may become rapidly obsolete or have relatively short product cycles. As a result, the Portfolio's returns may be considerably more volatile than the returns of a fund that does not invest in similarly related companies.

          INTERNATIONAL GROWTH PORTFOLIO, WORLDWIDE GROWTH PORTFOLIO, GLOBAL LIFE SCIENCES PORTFOLIO AND GLOBAL TECHNOLOGY PORTFOLIO may have significant exposure to foreign markets. As a result, their returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country.

          AGGRESSIVE GROWTH PORTFOLIO, CAPITAL APPRECIATION PORTFOLIO, STRATEGIC VALUE PORTFOLIO, GLOBAL LIFE SCIENCES PORTFOLIO AND GLOBAL TECHNOLOGY PORTFOLIO are nondiversified. This means they may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on a Portfolio's NAV and total return.

          An investment in these Portfolios is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 4 Janus Aspen Series

          The following information provides some indication of the risks of investing in the Equity Portfolios by showing how each of the Equity Portfolios' performance has varied over time. The bar charts depict the change in performance from year to year during the periods indicated. The tables compare the average annual returns for the Shares of each Portfolio for the periods indicated to a broad-based securities market index.

           GROWTH PORTFOLIO - INSTITUTIONAL SHARES

           Annual returns for periods ended 12/31

                 2.76%   30.17%   18.45%    22.75%    35.66%   43.98%   (14.55%)
                 1994     1995     1996      1997      1998     1999      2000

           Best Quarter: 4th-1998  27.71%   Worst Quarter: 4th-2000  (17.01%)

                          Average annual total return for periods ended 12/31/00
                          ------------------------------------------------------

                                                                                                Since Inception
                                                                          1 year     5 years       (9/13/93)
                Growth Portfolio - Institutional Shares                  (14.55%)    19.40%         18.06%
                S&P 500 Index*                                            (9.10%)    18.33%         17.74%
                                                                     ----------------------------------------------

           * The S&P 500 is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices.

                                                          Risk return summary  5

           AGGRESSIVE GROWTH PORTFOLIO - INSTITUTIONAL SHARES

           Annual returns for periods ended 12/31

                16.33%   27.48%    7.95%    12.66%    34.26%  125.40%   (31.82%)
                 1994     1995     1996      1997      1998     1999      2000

           Best Quarter: 4th-1999  59.34%   Worst Quarter: 4th-2000  (31.32%)

                          Average annual total return for periods ended 12/31/00
                          ------------------------------------------------------

                                                                                                Since Inception
                                                                          1 year     5 years       (9/13/93)
                Aggressive Growth Portfolio - Institutional Shares        (31.82%)   20.20%         22.48%
                S&P MidCap 400 Index*                                      17.50%    20.41%         18.00%
                                                                     ----------------------------------------------

           * The S&P MidCap 400 Index is an unmanaged group of 400 domestic stocks chosen for their market size, liquidity and industry group representation.

           CAPITAL APPRECIATION PORTFOLIO - INSTITUTIONAL SHARES

           Annual returns for periods ended 12/31

                                                      58.11%   67.00%  (18.18%)
                                                       1998     1999     2000

           Best Quarter: 4th-1999  41.77%   Worst Quarter: 4th-2000  (17.42%)

                          Average annual total return for periods ended 12/31/00
                          ------------------------------------------------------

                                                                                             Since Inception
                                                                                  1 year        (5/1/97)
                Capital Appreciation Portfolio - Institutional Shares            (18.18%)        31.55%
                S&P 500 Index*                                                    (9.10%)        16.19%
                                                                             ---------------------------------

           * The S&P 500 is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices.

 6 Janus Aspen Series

           STRATEGIC VALUE PORTFOLIO - INSTITUTIONAL SHARES

          Since Strategic Value Portfolio did not commence operations until May 1, 2000, the bar chart and table are not included for this Portfolio.

          For the period of commencement of operations to December 31, 2000, Strategic Value Portfolio's year to date return was 0.20%.


           CORE EQUITY PORTFOLIO - INSTITUTIONAL SHARES



           Annual returns for periods ended 12/31

                 46.25%   41.58%    (8.07%)
                  1998     1999      2000

           Best Quarter: 4th-1998  28.51%   Worst Quarter: 3rd-1998  (7.18%)


                          Average annual total return for periods ended 12/31/00
                          ------------------------------------------------------


                                                                                            Since Inception
                                                                                 1 year        (5/1/97)
                Core Equity Portfolio - Institutional Shares+                    (8.07%)        29.26%
                S&P 500 Index*                                                   (9.10%)        16.19%
                                                                             ------------------------------


          * The S&P 500 is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices.

          + Formerly, Equity Income Portfolio.


                                                          Risk return summary  7

           BALANCED PORTFOLIO - INSTITUTIONAL SHARES

           Annual returns for periods ended 12/31

                 0.84%   24.79%   16.18%    22.10%    34.28%   26.76%    (2.27%)
                 1994     1995     1996      1997      1998     1999      2000

           Best Quarter: 4th-1998  20.32%   Worst Quarter: 3rd-1998  (4.97%)

                          Average annual total return for periods ended 12/31/00
                          ------------------------------------------------------

                                                                                               Since Inception
                                                                          1 year    5 years       (9/13/93)
                Balanced Portfolio - Institutional Shares                 (2.27%)   18.73%         17.19%
                S&P 500 Index*                                            (9.10%)   18.33%         17.74%
                Lehman Brothers Gov't/Credit Index**                      11.85%     6.24%          6.26%
                                                                      --------------------------------------------

           * The S&P 500 is the Standard & Poor's Composite Index of 500 Stocks,
             a widely recognized, unmanaged index of common stock prices.
          ** Lehman Brothers Gov't/Credit Index is composed of all bonds that are of investment grade with at least one year until maturity.



           GROWTH AND INCOME PORTFOLIO - INSTITUTIONAL SHARES

           Annual returns for periods ended 12/31

                                                                74.04%  (14.10%)
                                                                 1999     2000

           Best Quarter: 4th-1999  38.39%   Worst Quarter: 4th-2000 (10.18%)

                          Average annual total return for periods ended 12/31/00
                          ------------------------------------------------------

                                                                                             Since Inception
                                                                                  1 year        (5/1/98)
                Growth and Income Portfolio -- Institutional Shares              (14.10%)        24.41%
                S&P 500 Index*                                                    (9.10%)         8.04%
                                                                             ---------------------------------

          * The S&P 500 is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices.

 8 Janus Aspen Series

           INTERNATIONAL GROWTH PORTFOLIO - INSTITUTIONAL SHARES

           Annual returns for periods ended 12/31

                         23.15%   34.71%    18.51%    17.23%   82.27%   (15.94%)
                          1995     1996      1997      1998     1999      2000

           Best Quarter: 4th-2000  58.48%   Worst Quarter: 3rd-1998 (17.76%)

                          Average annual total return for periods ended 12/31/00
                          ------------------------------------------------------

                                                                                                Since Inception
                                                                          1 year     5 years       (5/2/94)
                International Growth Portfolio - Institutional
                  Shares                                                 (15.94%)    23.45%         20.32%
                Morgan Stanley Capital International EAFE(R) Index*      (14.17%)     7.13%          6.99%
                                                                     ------------------------------------------

           * The Morgan Stanley Capital International EAFE(R) Index is a market capitalization weighted index composed of companies representative of the market structure of 20 Developed Market countries in Europe, Australasia and the Far East.

           WORLDWIDE GROWTH PORTFOLIO - INSTITUTIONAL SHARES

           Annual returns for periods ended 12/31

                 1.53%   27.37%   29.04%    22.15%    28.92%   64.45%   (15.67%)
                 1994     1995     1996      1997      1998     1999      2000

           Best Quarter: 4th-1999  42.24%   Worst Quarter: 3rd-1998  (16.03%)

                          Average annual total return for periods ended 12/31/00
                          ------------------------------------------------------

                                                                                                Since Inception
                                                                          1 year     5 years       (9/13/93)
                Worldwide Growth Portfolio - Institutional Shares        (15.67%)    23.02%         22.28%
                Morgan Stanley Capital International World Index*        (13.18%)    12.12%         11.82%
                                                                     ----------------------------------------------

           * The Morgan Stanley Capital International World Index is a market capitalization weighted index composed of companies representative of the market structure of 21 Developed Market countries in North America, Europe and the Asia/Pacific Region.

                                                          Risk return summary  9

           GLOBAL LIFE SCIENCES PORTFOLIO - INSTITUTIONAL SHARES

          Since Global Life Sciences Portfolio did not commence operations until January 18, 2000, the bar chart and table are not included for this Portfolio.

          For the period of commencement of operations to December 31, 2000, Global Life Sciences Portfolio's year to date return was (6.70%).

           GLOBAL TECHNOLOGY PORTFOLIO - INSTITUTIONAL SHARES

          Since Global Technology Portfolio did not commence operations until January 18, 2000, the bar chart and table are not included for this Portfolio.

          For the period of commencement of operations to December 31, 2000, Global Technology Portfolio's year to date return was (34.03%).

          The Equity Portfolios' past performance does not necessarily indicate how they will perform in the future.

 10 Janus Aspen Series

FIXED-INCOME PORTFOLIOS

          High-Yield Portfolio is designed for long-term investors who primarily seek current income. Flexible Income Portfolio is designed for long-term investors who primarily seek total return.

1. WHAT ARE THE INVESTMENT OBJECTIVES OF THE FIXED-INCOME PORTFOLIOS?

--------------------------------------------------------------------------------

          - FLEXIBLE INCOME PORTFOLIO seeks to obtain maximum total return, consistent with preservation of capital.

          - HIGH-YIELD PORTFOLIO seeks to obtain high current income. Capital appreciation is a secondary objective when consistent with its primary objective.

          The Portfolios' Trustees may change these objectives without a shareholder vote and the Portfolios will notify you of any changes that are material. If there is a material change to a Portfolio's objective or policies, you should consider whether that Portfolio remains an appropriate investment for you. There is no guarantee that a Portfolio will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE FIXED-INCOME PORTFOLIOS?

          In addition to considering economic factors such as the effect of interest rates on a Portfolio's investments, the portfolio managers apply a "bottom up" approach in choosing investments. This means they look at income-producing securities one at a time to determine if an income-producing security is an attractive investment opportunity and is consistent with a Portfolio's investment policies. If a portfolio manager is unable to find such investments, a Portfolio's assets may be in cash or similar investments.

          Within the parameters of its specific investment policies discussed below, each of the Fixed-Income Portfolios may invest without limit in foreign debt and equity securities.

          FLEXIBLE INCOME PORTFOLIO invests primarily in a wide variety of income-producing securities such as corporate bonds and notes, government securities and preferred stock. As a fundamental policy, the Portfolio will invest at least 80% of its assets in income-producing securities. The Portfolio may own an unlimited amount of high-yield/high-risk bonds.

          HIGH-YIELD PORTFOLIO normally invests at least 65% of its assets in high-yield/high-risk bonds and convertible and preferred securities rated below investment grade. The Portfolio may at times invest all of its assets in such securities.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN THE FIXED-INCOME PORTFOLIOS?

          Although the Fixed-Income Portfolios may be less volatile than funds that invest most of their assets in common stocks, the Portfolios' returns and yields will vary, and you could lose money.

          The Portfolios invest in a variety of fixed-income securities. A fundamental risk of these securities is that their value will fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Portfolio's NAV will likewise decrease. Another fundamental risk associated with the Fixed-Income Portfolios is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due. In addition, default risk, the risk that an issuer will not receive interest and principal when due, is a fundamental risk associated with the Fixed-Income Portfolios.

          FLEXIBLE INCOME PORTFOLIO AND HIGH-YIELD PORTFOLIO may invest in high-yield/high-risk bonds, also known as "junk" bonds.
          High-yield/high-risk bonds may be sensitive to economic changes, political changes, or

                                                         Risk return summary  11
          adverse developments specific to the company that issued the bond. These bonds generally have a greater credit risk than other types of fixed-income securities. Because of these factors, the performance and NAV of the Fixed-Income Portfolios may vary significantly, depending upon their holdings of high-yield/high-risk bonds.

          An investment in these Portfolios is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

          The following information provides some indication of the risks of investing in the Fixed-Income Portfolios by showing how each of the Fixed-Income Portfolio's performance has varied over time. The bar charts depict the change in performance from year to year during the periods indicated. The tables compare the average annual returns for the Shares of each Portfolio for the periods indicated to a broad-based securities market index.

           FLEXIBLE INCOME PORTFOLIO - INSTITUTIONAL SHARES

           Annual returns for periods ended 12/31

                (0.91%)  23.86%    9.19%    11.76%     9.11%    1.60%     6.25%
                 1994     1995     1996      1997      1998     1999      2000

           Best Quarter: 2nd-1995   6.71%   Worst Quarter: 2nd-1999  (1.21%)

                          Average annual total return for periods ended 12/31/00
                          ------------------------------------------------------

                                                                                              Since Inception
                                                                         1 year    5 years       (9/13/93)
                Flexible Income Portfolio - Institutional Shares          6.25%     7.53%          8.19%
                Lehman Brothers Gov't/Credit Index*                      11.85%     6.24%          6.26%
                                                                         ----------------------------------------

           * Lehman Brothers Gov't/Credit Index is composed of all bonds that are of investment grade with at least one year until maturity.

 12 Janus Aspen Series

           HIGH-YIELD PORTFOLIO - INSTITUTIONAL SHARES

           Annual returns for periods ended 12/31

                                            15.98%     1.26%    6.85%     1.38%
                                             1997      1998     1999      2000

           Best Quarter: 1st-1998   5.52%   Worst Quarter: 3rd-1998  (6.07%)

                          Average annual total return for periods ended 12/31/00
                          ------------------------------------------------------

                                                                                            Since Inception
                                                                                 1 year        (5/1/96)
                High-Yield Portfolio - Institutional Shares                       1.38%          7.96%
                Lehman Brothers High-Yield Bond Index*                           (5.86%)         4.15%
                                                                             --------------------------------

           * Lehman Brothers High-Yield Bond Index is composed of fixed-rate, publicly issued, noninvestment grade debt.

          The Fixed-Income Portfolios' past performance does not necessarily indicate how they will perform in the future.

MONEY MARKET PORTFOLIO

          Money Market Portfolio is designed for investors who seek current income.

1. WHAT IS THE INVESTMENT OBJECTIVE OF MONEY MARKET PORTFOLIO?

--------------------------------------------------------------------------------

          MONEY MARKET PORTFOLIO seeks maximum current income to the extent consistent with stability of capital.

          The Portfolio's Trustees may change this objective without a shareholder vote and the Portfolio will notify you of any changes that are material. If there is a material change in the Portfolio's objective or policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF MONEY MARKET PORTFOLIO?

          MONEY MARKET PORTFOLIO will invest only in high-quality, short-term money market instruments that present minimal credit risks, as determined by Janus Capital. The Portfolio invests primarily in high quality debt obligations and obligations of financial institutions. Debt obligations may include commercial paper, notes and bonds, and variable amount master demand notes. Obligations of financial institutions include certificates of deposit and time deposits.

                                                         Risk return summary  13

3. WHAT ARE THE MAIN RISKS OF INVESTING IN MONEY MARKET PORTFOLIO?

          The Portfolio's yields will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Over time, the real value of the Portfolio's yield may be eroded by inflation. Although Money Market Portfolio invests only in high-quality, short-term money market instruments, there is a risk that the value of the securities it holds will fall as a result of changes in interest rates, an issuer's actual or perceived creditworthiness or an issuer's ability to meet its obligations.

          An investment in Money Market Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in Money Market Portfolio.

          The following information provides some indication of the risks of investing in Money Market Portfolio by showing how the performance of Money Market Portfolio has varied over time. The bar chart depicts the change in performance from year to year.

           MONEY MARKET PORTFOLIO - INSTITUTIONAL SHARES

           Annual returns for periods ended 12/31

                                   5.05%     5.17%     5.36%    4.98%     6.29%
                                   1996      1997      1998     1999      2000

           Best Quarter: 4th-2000   1.63%   Worst Quarter: 1st-1999   1.09%

          The 7-day yield for the Portfolio's Shares on December 31, 2000 was 6.46%. For the Portfolio's current yield, call the Janus XpressLine(TM) at 1-888-979-7737.

          Money Market Portfolio's past performance does not necessarily indicate how it will perform in the future.

 14 Janus Aspen Series

FEES AND EXPENSES

          SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Janus funds are no-load investments, so you will generally not pay any shareholder fees when you buy or sell shares of the Portfolios. However, each variable insurance contract involves fees and expenses not described in this prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

          ANNUAL FUND OPERATING EXPENSES are paid out of a Portfolio's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example on the next page shows, these costs are borne indirectly by all shareholders.

                                                         Risk return summary  15

          This table and example are designed to assist participants in qualified plans that invest in the Shares of the Portfolios in understanding the fees and expenses that you may pay as an investor in the Shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.


                                                                   Total Annual Fund                    Total Annual Fund
                                           Management    Other     Operating Expenses                   Operating Expenses
                                              Fee       Expenses    Without Waivers*    Total Waivers     With Waivers*
    Growth Portfolio                         0.65%       0.02%            0.67%               N/A              0.67%
    Aggressive Growth Portfolio              0.65%       0.01%            0.66%               N/A              0.66%
    Capital Appreciation Portfolio           0.65%       0.02%            0.67%               N/A              0.67%
    Strategic Value Portfolio                0.65%       2.80%            3.45%             2.20%              1.25%
    Core Equity Portfolio**                  0.65%       1.00%            1.65%             0.40%              1.25%
    Balanced Portfolio                       0.65%       0.01%            0.66%               N/A              0.66%
    Growth and Income Portfolio              0.65%       0.13%            0.78%               N/A              0.78%
    International Growth Portfolio           0.65%       0.06%            0.71%               N/A              0.71%
    Worldwide Growth Portfolio               0.65%       0.04%            0.69%               N/A              0.69%
    Global Life Sciences Portfolio           0.65%       0.38%            1.03%               N/A              1.03%
    Global Technology Portfolio              0.65%       0.04%            0.69%               N/A              0.69%
    Flexible Income Portfolio                0.65%       0.11%            0.76%               N/A              0.76%
    High-Yield Portfolio                     0.75%       9.63%           10.38%             9.38%              1.00%
    Money Market Portfolio                   0.25%       0.11%            0.36%               N/A              0.36%


--------------------------------------------------------------------------------

    * Expenses are based upon expenses for the year ended December 31, 2000, restated to reflect a reduction in the management fee for Growth, Aggressive Growth, Capital Appreciation, Core Equity, Balanced, Growth and Income, International Growth and Worldwide Growth Portfolios. Expenses are stated both with and without contractual waivers by Janus Capital. Waivers, if applicable, are first applied against the management fee and then against other expenses, and will continue until at least the next annual renewal of the advisory agreement. All expenses are shown without the effect of any expense offset arrangements.


   ** Formerly, Equity Income Portfolio.

--------------------------------------------------------------------------------

   EXAMPLE:
   THE FOLLOWING EXAMPLE IS BASED ON EXPENSES WITHOUT WAIVERS (IF ANY). This example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each of the Portfolios for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolios' operating expenses remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                  1 Year     3 Years    5 Years    10 Years
                                                                  -----------------------------------------
    Growth Portfolio                                              $   68     $  214     $  373      $  835
    Aggressive Growth Portfolio                                   $   67     $  211     $  368      $  822
    Capital Appreciation Portfolio                                $   68     $  214     $  373      $  835
    Strategic Value Portfolio                                     $  348     $1,059     $1,793      $3,730
    Core Equity Portfolio+                                        $  168     $  520     $  897      $1,955
    Balanced Portfolio                                            $   67     $  211     $  368      $  822
    Growth and Income Portfolio                                   $   80     $  249     $  433      $  966
    International Growth Portfolio                                $   73     $  227     $  395      $  883
    Worldwide Growth Portfolio                                    $   70     $  221     $  384      $  859
    Global Life Sciences Portfolio                                $  105     $  328     $  569      $1,259
    Global Technology Portfolio                                   $   70     $  221     $  384      $  859
    Flexible Income Portfolio                                     $   78     $  243     $  422      $  942
    High-Yield Portfolio                                          $1,010     $2,870     $4,535      $7,975
    Money Market Portfolio                                        $   37     $  116     $  202      $  456



   + Formerly, Equity Income Portfolio.


 16 Janus Aspen Series

  Investment objectives, principal investment
             strategies and risks

          Each of the Portfolios has a similar investment objective and similar principal investment strategies to a Janus retail fund:


                  Growth Portfolio                                                 Janus Fund
                  Aggressive Growth Portfolio                           Janus Enterprise Fund
                  Capital Appreciation Portfolio                            Janus Twenty Fund
                  Strategic Value Portfolio                        Janus Strategic Value Fund
                  Core Equity Portfolio                                Janus Core Equity Fund
                  Balanced Portfolio                                      Janus Balanced Fund
                  Growth and Income Portfolio                    Janus Growth and Income Fund
                  International Growth Portfolio                          Janus Overseas Fund
                  Worldwide Growth Portfolio                             Janus Worldwide Fund
                  Global Life Sciences Portfolio              Janus Global Life Sciences Fund
                  Global Technology Portfolio                    Janus Global Technology Fund
                  Flexible Income Portfolio                        Janus Flexible Income Fund
                  High-Yield Portfolio                                  Janus High-Yield Fund
                  Money Market Portfolio                              Janus Money Market Fund


          Although it is anticipated that each Portfolio and its corresponding retail fund will hold similar securities, differences in asset size, cash flow needs and other factors may result in differences in investment performance. The expenses of each Portfolio and its corresponding retail fund are expected to differ. The variable contract owner will also bear various insurance related costs at the insurance company level. You should review the accompanying separate account prospectus for a summary of fees and expenses.

EQUITY PORTFOLIOS

          This section takes a closer look at the investment objectives of each of the Equity Portfolios, their principal investment strategies and certain risks of investing in the Equity Portfolios. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

          Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

DOMESTIC EQUITY PORTFOLIOS

          GROWTH PORTFOLIO
          Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established companies.

            Investment objectives, principal investment strategies and risks  17

          AGGRESSIVE GROWTH PORTFOLIO
          Aggressive Growth Portfolio seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the S&P MidCap 400 Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the Index will vary, but as of December 31, 2000, they ranged from approximately $102 million to $13 billion.

          CAPITAL APPRECIATION PORTFOLIO
          Capital Appreciation Portfolio seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

          STRATEGIC VALUE PORTFOLIO
          Strategic Value Portfolio seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks with the potential for long-term growth of capital using a "value" approach. The "value" approach the portfolio manager uses emphasizes investments in companies he believes are undervalued relative to their intrinsic worth.

          The portfolio manager measures value as a function of price/free cash flow. Price/free cash flow is the relationship between the price of a stock and its available cash from operations minus capital expenditures.

          The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and improving their returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor.


          CORE EQUITY PORTFOLIO


          Core Equity Portfolio seeks long-term growth of capital. It pursues its objective by normally investing at least 80% of its assets in equity securities selected for their growth potential. Eligible securities include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks such as convertible preferred stocks, bonds and debentures; and other securities with equity characteristics.


          BALANCED PORTFOLIO
          Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. It pursues its objective by normally investing 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. This Portfolio normally invests at least 25% of its assets in fixed-income securities.



          GROWTH AND INCOME PORTFOLIO
          Growth and Income Portfolio seeks long-term capital growth and current income. It pursues its objective by normally emphasizing investments in common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential. Equity securities may make up part of this income component if they currently pay dividends or the portfolio manager believes they have potential for increasing or commencing dividend payments. Because of this investment strategy, the Portfolio is not designed for investors who need consistent income.

 18 Janus Aspen Series

GLOBAL/INTERNATIONAL EQUITY PORTFOLIOS

          INTERNATIONAL GROWTH PORTFOLIO
          International Growth Portfolio seeks long-term growth of capital. Normally, the Portfolio pursues its objective by investing at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries or even a single country.

          WORLDWIDE GROWTH PORTFOLIO
          Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may at times invest in fewer than five countries or even a single country.

          GLOBAL LIFE SCIENCES PORTFOLIO
          Global Life Sciences Portfolio seeks long-term growth of capital. It pursues its objective by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. Normally, it invests at least 65% of its total assets in securities of companies that the portfolio manager believes have a life science orientation. Generally speaking, the "life sciences" relate to maintaining or improving quality of life. So, for example, companies with a "life science orientation" include companies engaged in research, development, production or distribution of products or services, related to health and personal care, medicine or pharmaceuticals. As a fundamental policy, the Portfolio normally invests at least 25% of its total assets, in the aggregate, in the following industry groups: health care; pharmaceuticals; agriculture; cosmetics/personal care; and biotechnology.

          GLOBAL TECHNOLOGY PORTFOLIO
          Global Technology Portfolio seeks long-term growth of capital. It pursues its objective by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. Normally, it invests at least 65% of its total assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology. These companies generally fall into two categories:

          a. Companies that the portfolio manager believes have or will develop products, processes or services that will provide significant technological advancements or improvements; and

          b. Companies that the portfolio manager believes rely extensively on technology in connection with their operations or services.

            Investment objectives, principal investment strategies and risks  19

The following questions and answers are designed to help you better understand the Equity Portfolios' principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

          Consistent with its investment objective and policies, each of the Portfolios may invest substantially all of its assets in common stocks if its portfolio manager believes that common stocks will appreciate in value. The portfolio managers generally take a "bottom up" approach to selecting companies. This means they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio managers make this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria.

          In the case of Strategic Value Portfolio, the portfolio manager will typically seek attractively valued companies that are improving their free cash flow and improving their returns on invested capital. This "value" approach emphasizes investments in companies that the portfolio manager believes are undervalued relative to their intrinsic worth and have the potential for long term growth of capital.


          Balanced Portfolio and Growth and Income Portfolio may each emphasize varying degrees of income. Realization of income is not a significant consideration when choosing investments for the other Portfolios. Income realized on the Portfolios' investments may be incidental to their objectives. In the case of Balanced Portfolio and Growth and Income Portfolio, a portfolio manager may consider dividend-paying characteristics to a greater degree in selecting common stock.


2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

          Generally, yes. The portfolio managers seek companies that meet their selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolios may invest and the Portfolios may at times have significant foreign exposure.

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

          Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. As noted previously, market capitalization is an important investment criteria for Aggressive Growth Portfolio. The other Equity Portfolios offered by this Prospectus do not emphasize companies of any particular size.

4. HOW DOES THE PORTFOLIO MANAGER OF STRATEGIC VALUE PORTFOLIO DETERMINE THAT A COMPANY MAY BE UNDERVALUED?

          A company may be undervalued when, in the opinion of the portfolio manager, the company is selling for a price that is below its intrinsic worth. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company or other factors. Such factors may provide buying opportunities at attractive prices compared to historical or market price-earnings ratios, price/free cash flow, book value, or return of equity. The portfolio manager believes that buying these securities at a price that is below its intrinsic worth may generate greater returns for the Portfolio than those obtained by paying premium prices for companies currently in favor in the market.

 20 Janus Aspen Series

5. HOW DO BALANCED PORTFOLIO AND GROWTH AND INCOME PORTFOLIO DIFFER FROM EACH OTHER?



          Growth and Income Portfolio places a greater emphasis on growth stocks and may derive a greater portion of its income from dividend-paying common stocks. Because of these factors, its NAV can be expected to fluctuate more than Balanced Portfolio. Balanced Portfolio places a greater emphasis on the income component of its portfolio and invests to a greater degree in securities selected primarily for their income potential. As a result it is expected to be less volatile than Growth and Income Portfolio.






6. HOW ARE ASSETS ALLOCATED BETWEEN THE GROWTH AND INCOME COMPONENTS OF BALANCED PORTFOLIO'S AND GROWTH AND INCOME PORTFOLIO'S HOLDINGS?


          Balanced Portfolio and Growth and Income Portfolio shift assets between the growth and income components of their holdings based on the portfolio managers' analysis of relevant market, financial and economic conditions. If a portfolio manager believes that growth securities will provide better returns than the yields then available or expected on income-producing securities, that Portfolio will place a greater emphasis on the growth component.


7. WHAT TYPES OF SECURITIES MAKE UP THE GROWTH COMPONENT OF BALANCED PORTFOLIO'S AND GROWTH AND INCOME PORTFOLIO'S HOLDINGS?



          The growth component of these portfolios is expected to consist primarily of common stocks, but may also include preferred stocks or convertible securities selected primarily for their growth potential.



8. WHAT TYPES OF SECURITIES MAKE UP THE INCOME COMPONENT OF BALANCED PORTFOLIO'S AND GROWTH AND INCOME PORTFOLIO'S HOLDINGS?



          The income component of Balanced Portfolio and Growth and Income Portfolio is expected to consist of securities that the portfolio managers believe have income potential. Such securities may include equity securities, convertible securities and all types of debt securities. Equity securities may be included in the income component of a Portfolio if they currently pay dividends or the portfolio manager believes they have the potential for either increasing their dividends or commencing dividends, if none are currently paid.



9. WHAT DOES "LIFE SCIENCE ORIENTATION" MEAN IN RELATION TO GLOBAL LIFE SCIENCES PORTFOLIO?


          Generally speaking, the "life sciences" relate to maintaining or improving quality of life. So, for example, companies with a "life science orientation" include companies engaged in research, development, production or distribution of products or services related to health and personal care, medicine or pharmaceuticals. Life science oriented companies also include companies that the portfolio manager believes have growth potential primarily as a result of particular products, technology, patents or other market advantages in the life sciences. Life sciences encompass a variety of industries, including health care, nutrition, agriculture, medical diagnostics, nuclear and biochemical research and development and health care facilities ownership and operation.


10. WHAT IS GLOBAL TECHNOLOGY PORTFOLIO'S INDUSTRY POLICY?


          Global Technology Portfolio will not concentrate its investments in any particular industry or group of related industries. As a result, its portfolio manager may have more flexibility to find companies that he believes will benefit from advances or improvements in technology in a number of industries. Nevertheless, the Portfolio may hold a significant portion of its assets in industries such as: aerospace/defense; biotechnology; computers; office/business equipment; semiconductors; software; telecommunications; and telecommunications equipment.

            Investment objectives, principal investment strategies and risks  21

11. HOW DO INTEREST RATES AFFECT THE VALUE OF MY FIXED-INCOME INVESTMENTS?


          Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices are generally less directly responsive to interest rate changes than investment grade issues and may not always follow this pattern.

 22 Janus Aspen Series

FIXED-INCOME PORTFOLIOS

          This section takes a closer look at the investment objectives of each of the Fixed-Income Portfolios, their principal investment strategies and certain risks of investing in the Fixed-Income Portfolios. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

          Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

          In addition to considering economic factors such as the effect of interest rates on a Portfolio's investments, the portfolio managers apply a "bottom up" approach in choosing investments. This means that the portfolio managers look at income-producing securities one at a time to determine if an income-producing security is an attractive investment opportunity and consistent with a Portfolio's investment policies. If a portfolio manager is unable to find such investments, much of a Portfolio's assets may be in cash or similar investments.

          FLEXIBLE INCOME PORTFOLIO
          Flexible Income Portfolio seeks to obtain maximum total return, consistent with preservation of capital. It pursues its objective by primarily investing in a wide variety of income-producing securities such as corporate bonds and notes, government securities and preferred stock. As a fundamental policy, the Portfolio will invest at least 80% of its assets in income-producing securities. The Portfolio may own an unlimited amount of high-yield/high-risk bonds. This Portfolio generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.

          HIGH-YIELD PORTFOLIO
          High-Yield Portfolio seeks to obtain high current income. Capital appreciation is a secondary objective when consistent with its primary objective. It pursues its objectives by normally investing 65% of its assets in high-yield/high-risk bonds and convertible and preferred securities rated below investment grade. The Portfolio may at times invest all of its assets in such securities.

The following questions and answers are designed to help you better understand the Fixed-Income Portfolios' principal investment strategies.

1. HOW DO INTEREST RATES AFFECT THE VALUE OF MY INVESTMENT?

          Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices are generally less directly responsive to interest rate changes than investment grade issues and may not always follow this pattern.

2. HOW DO THE FIXED-INCOME PORTFOLIOS MANAGE INTEREST RATE RISK?

          A portfolio manager may vary the average-weighted effective maturity of a Portfolio to reflect his or her analysis of interest rate trends and other factors. A Portfolio's average-weighted effective maturity will tend to be shorter when its portfolio manager expects interest rates to rise and longer when its portfolio manager expects interest rates to fall. The Portfolios may also use futures, options and other derivatives to manage interest rate risk.

            Investment objectives, principal investment strategies and risks  23

3. WHAT IS MEANT BY A PORTFOLIO'S "AVERAGE-WEIGHTED EFFECTIVE MATURITY"?

          The stated maturity of a bond is the date when the issuer must repay the bond's entire principal value to an investor. Some types of bonds may also have an "effective maturity" that is shorter than the stated date due to prepayment or call provisions. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. Average-weighted effective maturity is calculated by averaging the effective maturity of bonds held by a Portfolio with each effective maturity "weighted" according to the percentage of net assets that it represents.

4. WHAT IS MEANT BY A PORTFOLIO'S "DURATION"?

          A bond's duration indicates the time it will take an investor to recoup his investment. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the coupon rate on a bond, the lower its duration will be. The duration of a bond portfolio is calculated by averaging the duration of bonds held by a fund with each duration "weighted" according to the percentage of net assets that it represents. Because duration accounts for interest payments, a Portfolio's duration is usually shorter than its average maturity.

5. WHAT IS A HIGH-YIELD/HIGH-RISK BOND?

          A high-yield/high-risk bond (also called a "junk" bond) is a bond rated below investment grade by major rating agencies (i.e., BB or lower by Standard & Poor's or Ba or lower by Moody's) or an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

 24 Janus Aspen Series

GENERAL PORTFOLIO POLICIES OF THE PORTFOLIOS OTHER THAN MONEY MARKET PORTFOLIO

          Unless otherwise stated, each of the following policies applies to all of the Portfolios other than Money Market Portfolio. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if a Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

          CASH POSITION
          When a portfolio manager believes that market conditions are unfavorable for profitable investing, or when he or she is otherwise unable to locate attractive investment opportunities, the Portfolios' cash or similar investments may increase. In other words, the Portfolios do not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after a portfolio manager has committed available assets to desirable investment opportunities. However, a portfolio manager may also temporarily increase a Portfolio's cash position to protect its assets or maintain liquidity. Partly because the portfolio managers act independently of each other, the cash positions of the Portfolios may vary significantly. When a Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds.

          OTHER TYPES OF INVESTMENTS

          The Equity Portfolios invest primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks and securities convertible into common or preferred stocks. To a lesser degree, the Portfolios may invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These may include:


          - debt securities

          - indexed/structured securities


          - high-yield/high-risk bonds (less than 20% of Core Equity Portfolio's assets and less than 35% of each other Portfolio's assets)


          - options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

          - short sales (no more than 8% of a Portfolio's assets may be invested in "naked" short sales)

          - securities purchased on a when-issued, delayed delivery or forward commitment basis

          The Fixed-Income Portfolios invest primarily in fixed-income securities which may include corporate bonds and notes, government securities, preferred stock, high-yield/high-risk bonds and municipal obligations. To a lesser degree, the Portfolios may invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These securities may include:

          - common stocks

          - mortgage- and asset-backed securities

          - zero coupon, pay-in-kind and step coupon securities

            Investment objectives, principal investment strategies and risks  25

          - options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

          - securities purchased on a when-issued, delayed delivery or forward commitment basis

          ILLIQUID INVESTMENTS
          Each Portfolio may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Portfolios' Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

          FOREIGN SECURITIES
          Within the parameters of its specific investment policies, each Portfolio may invest without limit in foreign equity and debt securities. The Portfolios may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

          SPECIAL SITUATIONS
          Each Portfolio may invest in special situations. A special situation arises when, in the opinion of a Portfolio's manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. A Portfolio's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

          PORTFOLIO TURNOVER
          The Portfolios generally intend to purchase securities for long-term investment, although, to the extent permitted by its specific investment policies, each Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. A Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Changes are made in a Portfolio's holdings whenever its portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

          High-Yield Portfolio has historically had relatively high portfolio turnover due to the nature of the securities in which it invests. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Portfolio's performance.

          Global Technology Portfolio may invest in companies with relatively short product cycles, for example, 6 to 9 months. Consequently its portfolio turnover may be more frequent than other Portfolios.

 26 Janus Aspen Series

RISKS FOR EQUITY PORTFOLIOS

          Because the Portfolios may invest substantially all of their assets in common stocks, the main risk is the risk that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, a Portfolio's share price may also decrease. A Portfolio's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Portfolio with a small asset base. A Portfolio may not experience similar performance as its assets grow. Global Life Sciences Portfolio's and Global Technology Portfolio's performance may also be affected by industry risk to a greater extent than the other Portfolios.

The following questions and answers are designed to help you better understand some of the risks of investing in the Equity Portfolios.

1. THE PORTFOLIOS MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

          Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

2. HOW DOES THE NONDIVERSIFIED STATUS OF AGGRESSIVE GROWTH PORTFOLIO, CAPITAL APPRECIATION PORTFOLIO, STRATEGIC VALUE PORTFOLIO, GLOBAL LIFE SCIENCES PORTFOLIO AND GLOBAL TECHNOLOGY PORTFOLIO AFFECT THEIR RISK?

          Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A "nondiversified" portfolio has the ability to take larger positions in a smaller number of issuers than a "diversified" portfolio. Because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a nondiversified portfolio, its share price can be expected to fluctuate more than a comparable diversified portfolio. This fluctuation, if significant, may affect the performance of a Portfolio.

3. WHAT ARE THE RISKS ASSOCIATED WITH VALUE INVESTING?

          If the portfolio manager's perception of a company's worth is not realized in the time frame he expects, the overall performance of Strategic Value Portfolio may suffer. In general, the portfolio manager believes this risk is mitigated by investing in companies that are undervalued in the market in relation to earnings, dividends and/or assets.

            Investment objectives, principal investment strategies and risks  27

RISKS FOR FIXED-INCOME PORTFOLIOS

          Because the Portfolios invest substantially all of their assets in fixed-income securities, they are subject to risks such as credit or default risks, and decreased value due to interest rate increases. A Portfolio's performance may also be affected by risks to certain types of investments, such as foreign securities and derivative instruments.

The following questions and answers are designed to help you better understand some of the risks of investing in the Fixed-Income Portfolios.

1. HOW DO THE FIXED-INCOME PORTFOLIOS DIFFER FROM EACH OTHER IN TERMS OF PRIMARY INVESTMENT TYPE, CREDIT RISK AND INTEREST RATE RISK?

          Flexible Income Portfolio and High-Yield Portfolio invest primarily in corporate bonds. High-Yield Portfolio's credit risk is generally higher than Flexible Income Portfolio. Flexible Income Portfolio's interest rate risk is generally higher than High-Yield Portfolio.

2. WHAT IS MEANT BY "CREDIT QUALITY" AND WHAT ARE THE RISKS ASSOCIATED WITH IT?

          Credit quality measures the likelihood that the issuer will meet its obligations on a bond. One of the fundamental risks associated with all fixed-income funds is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due. U.S. government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.

3. HOW IS CREDIT QUALITY MEASURED?

          Ratings published by nationally recognized statistical rating agencies such as Standard & Poor's Ratings Service and Moody's Investors Service, Inc. are widely accepted measures of credit risk. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower rated bonds generally pay higher yields to compensate investors for the associated risk. Please refer to the "Explanation of Rating Categories" section of this Prospectus for a description of rating categories.

 28 Janus Aspen Series

RISKS COMMON TO ALL NON-MONEY MARKET PORTFOLIOS

The following questions and answers discuss risks that apply to all Portfolios other than Money Market Portfolio.

1. HOW COULD THE PORTFOLIOS' INVESTMENTS IN FOREIGN SECURITIES AFFECT THEIR PERFORMANCE?

          Within the parameters of its specific investment policies, each Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Portfolio's performance may depend on issues other than the performance of a particular company. These issues include:

          - CURRENCY RISK. As long as a Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Portfolio sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

          - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Portfolio's assets from that country.

          - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

          - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

          - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

2. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

          High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.

          Please refer to the "Explanation of Rating Categories" section of this Prospectus for a description of bond rating categories.

            Investment objectives, principal investment strategies and risks  29

3. HOW DO THE PORTFOLIOS TRY TO REDUCE RISK?

          The Portfolios may use futures, options, swaps and other derivative instruments to "hedge" or protect their portfolios from adverse movements in securities prices and interest rates. The Portfolios may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio managers believe the use of these instruments will benefit the Portfolios. However, a Portfolio's performance could be worse than if the Portfolio had not used such instruments if a portfolio manager's judgement proves incorrect.

4. WHAT IS "INDUSTRY RISK"?

          Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. In the life sciences, for example, many companies are subject to government regulation and approval of their products and services, which may affect their price or availability. In addition, the products and services offered by these companies may quickly become obsolete in the face of scientific or technological developments. The economic outlook of such companies may fluctuate dramatically due to changes in regulatory or competitive environments. Similarly, in technology-related industries, competitive pressures may have a significant effect on the performance of companies in which a Portfolio may invest. In addition, technology and technology-related companies often progress at an accelerated rate, and these companies may be subject to short product cycles and aggressive pricing, which may increase their volatility.

          Global Life Sciences Portfolio invests in a concentrated portfolio, which may result in greater exposure to related industries. As a result, the Portfolio may be more volatile than a less concentrated portfolio. Although Global Technology Portfolio does not "concentrate" in a specific group of industries, it may, at times, have significant exposure to companies in a variety of technology-related industries.

 30 Janus Aspen Series

MONEY MARKET PORTFOLIO

          This section takes a closer look at the investment objective of Money Market Portfolio, its principal investment strategies and certain risks of investing in the Portfolio. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

          Money Market Portfolio is subject to certain specific SEC rule requirements. Among other things, the Portfolio is limited to investing in U.S. dollar-denominated instruments with a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the 1940 Act).

          Janus Capital has purchased money market insurance for Money Market Portfolio that will protect it in the event of, among other things, a decrease in the value of a portfolio security due to the default or bankruptcy of the issuer. This insurance covers all securities in which the Portfolio invests, other than certain securities issued, guaranteed, or backed by the U.S. government. Although Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, the policy does not guarantee that the Portfolio will maintain a value of $1.00 per share.

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS

          Money Market Portfolio seeks maximum current income to the extent consistent with stability of capital. It pursues its objective by investing primarily in high quality debt obligations and obligations of financial institutions. Debt obligations may include commercial paper, notes and bonds, and variable amount master demand notes. Obligations of financial institutions include certificates of deposit and time deposits.

          Money Market Portfolio will:

          - invest in high quality, short-term money market instruments that present minimal credit risks, as determined by Janus Capital

          - invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the 1940 Act)

          - maintain a dollar-weighted average portfolio maturity of 90 days or less

TYPES OF INVESTMENTS

          Money Market Portfolio invests primarily in:

          - high quality debt obligations

          - obligations of financial institutions

          The Portfolio may also invest (to a lesser degree) in:

          - U.S. Government Securities (securities issued or guaranteed by the U.S. government, its agencies and instrumentalities)

          - municipal securities

          DEBT OBLIGATIONS

          The Portfolio may invest in U.S. dollar denominated debt obligations. Debt obligations include:

          - commercial paper

          - notes and bonds

            Investment objectives, principal investment strategies and risks  31

          - variable amount master demand notes (the payment obligations on these instruments may be backed by securities, swap agreements or other assets, by a guarantee of a third party or solely by the unsecured promise of the issuer to make payments when due)

          - privately issued commercial paper or other securities that are restricted as to disposition under the federal securities laws

          OBLIGATIONS OF FINANCIAL INSTITUTIONS

          Examples of obligations of financial institutions include:

          - negotiable certificates of deposit, bankers' acceptances, time deposits and other obligations of U.S. banks (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars

          - Eurodollar and Yankee bank obligations (Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.)

          - other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Portfolio may invest

          Foreign, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

INVESTMENT TECHNIQUES

          The following is a description of other investment techniques that Money Market Portfolio may use:

          PARTICIPATION INTERESTS
          A participation interest gives Money Market Portfolio a proportionate, undivided interest in underlying debt securities and sometimes carries a demand feature.

          DEMAND FEATURES
          Demand features give Money Market Portfolio the right to resell securities at specified periods prior to their maturity dates. Demand features may shorten the life of a variable or floating rate security, enhance the instrument's credit quality and provide a source of liquidity.

          Demand features are often issued by third party financial institutions, generally domestic and foreign banks. Accordingly, the credit quality and liquidity of Money Market Portfolio's investments may be dependent in part on the credit quality of the banks supporting Money Market Portfolio's investments. This will result in exposure to risks pertaining to the banking industry, including the foreign banking industry. Brokerage firms and insurance companies also provide certain liquidity and credit support.

 32 Janus Aspen Series

          VARIABLE AND FLOATING RATE SECURITIES
          Money Market Portfolio may invest in securities which have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to an interest rate index or market interest rate. Variable and floating rate securities are subject to changes in value based on changes in market interest rates or changes in the issuer's or guarantor's creditworthiness.

          MORTGAGE- AND ASSET-BACKED SECURITIES
          Money Market Portfolio may purchase fixed or variable rate mortgage-backed securities issued by Ginnie Mae, Fannie Mae, Freddie Mac or other governmental or government-related entity. The Portfolio may purchase other mortgage- and asset-backed securities including securities backed by automobile loans, equipment leases or credit card receivables.

          Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities and may result in the Portfolio having to reinvest proceeds at a lower interest rate.

          REPURCHASE AGREEMENTS
          Money Market Portfolio may enter into collateralized repurchase agreements. Repurchase agreements are transactions in which the Portfolio purchases securities and simultaneously commits to resell those securities to the seller at an agreed-upon price on an agreed-upon future date. The repurchase price reflects a market rate of interest and is collateralized by cash or securities.

          If the seller of the securities underlying a repurchase agreement fails to pay the agreed resale price on the agreed delivery date, Money Market Portfolio may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

            Investment objectives, principal investment strategies and risks  33

Management of the Portfolios

INVESTMENT ADVISER

          Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to each of the Portfolios and is responsible for the day-to-day management of the investment portfolios and other business affairs of the Portfolios.

          Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus retail funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

          Janus Capital furnishes continuous advice and recommendations concerning each Portfolio's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Portfolios, and may be reimbursed by the Portfolios for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Portfolios and pays the salaries, fees and expenses of all Portfolio officers and those Trustees who are affiliated with Janus Capital.

          Participating insurance companies that purchase the Portfolios' shares may perform certain administrative services relating to the Portfolios and Janus Capital or the Portfolios may pay those companies for such services.

 34 Janus Aspen Series

MANAGEMENT EXPENSES

          Each Portfolio pays Janus Capital a management fee which is calculated daily and paid monthly. Each Portfolio's advisory agreement spells out the management fee and other expenses that the Portfolios must pay.

          The Shares of each Portfolio incur expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses. Each of the Portfolios is subject to the following management fee schedule (expressed as an annual rate).


                                                                                                  Expense
                                                           Average Daily       Annual Rate         Limit
                                                            Net Assets         Percentage       Percentage
     Portfolios                                            of Portfolio            (%)              (%)
--------------------------------------------------------------------------------------------------------------

     Growth Portfolio                                    All Asset Levels         0.65              N/A
     Aggressive Growth Portfolio
     Capital Appreciation Portfolio
     Balanced Portfolio
     Growth and Income Portfolio
     International Growth Portfolio
     Worldwide Growth Portfolio
--------------------------------------------------------------------------------------------------------------
     Global Life Sciences Portfolio                      All Asset Levels         0.65             1.25(1)
     Global Technology Portfolio
--------------------------------------------------------------------------------------------------------------
     Strategic Value Portfolio                           All Asset Levels         0.65             1.25(2)
     Core Equity Portfolio(3)
--------------------------------------------------------------------------------------------------------------
                                                         First $300
     Flexible Income Portfolio                           Million                  0.65             1.00(1)
                                                         Over $300 Million        0.55
--------------------------------------------------------------------------------------------------------------
                                                         First $300
     High-Yield Portfolio                                Million                  0.75             1.00(2)
                                                         Over $300 Million        0.65
--------------------------------------------------------------------------------------------------------------
     Money Market Portfolio                              All Asset Levels         0.25             0.50(1)
--------------------------------------------------------------------------------------------------------------


(1) Janus Capital has agreed to limit the Portfolios' expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) as indicated until at least the next annual renewal of the advisory agreements. The Portfolios' expenses without waivers are not expected to exceed the expense limit.
(2) Janus Capital has agreed to limit the Portfolios' expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) as indicated until at least the next annual renewal of the advisory agreements.

(3)Formerly, Equity Income Portfolio.



          For the year ended December 31, 2000, each Portfolio paid Janus Capital the following management fees (net of fee waivers) based upon each Portfolio's average net assets: 0.65% for Growth Portfolio, 0.65% for Aggressive Growth Portfolio, 0.65% for Capital Appreciation Portfolio, 0.00% for Strategic Value Portfolio, 0.25% for Core Equity Portfolio, 0.65% for Balanced Portfolio, 0.65% for Growth and Income Portfolio, 0.65% for International Growth Portfolio, 0.65% for Worldwide Growth Portfolio, 0.65% for Global Life Sciences Portfolio, 0.65% for Global Technology Portfolio, 0.65% for Flexible Income Portfolio, 0.00% for High-Yield Portfolio and 0.25% for Money Market Portfolio. Absent fee waivers, the management fees based upon each Portfolio's net assets would have been 0.65% for Strategic Value Portfolio and Core Equity Portfolio and 0.75% for High-Yield Portfolio.


                                                Management of the Portfolios  35

PORTFOLIO MANAGERS

LAURENCE J. CHANG
--------------------------------------------------------------------------------
            is Executive Vice President and co-manager of Worldwide Growth Portfolio, for which he has served as co-manager since December 1999. Mr. Chang co-managed International Growth Portfolio from
            1998 until December 2000. He is also Executive Vice President and co-manager of Janus Adviser Worldwide Fund, which he has co-managed since inception. Mr. Chang has co-managed Janus
            Worldwide Fund since 1999. He co-managed Janus Adviser
            International Fund from inception to December 2000 and Janus Overseas Fund from 1998 until December 2000. He joined Janus
            Capital in 1993 as a research analyst. Mr. Chang holds an undergraduate degree with honors in Religion with a concentration in Philosophy from Dartmouth College and a Master's degree in Political Science from Stanford University. Mr. Chang has earned the right to use the Chartered Financial Analyst designation.

DAVID J. CORKINS
--------------------------------------------------------------------------------
            is Executive Vice President and portfolio manager of Growth and Income Portfolio which he has managed since its inception. He is Executive Vice President and portfolio manager of Janus Growth and Income Fund and Janus Adviser Growth and Income Fund, each of which he has managed since August 1997 and since inception, respectively. He joined Janus in 1995 as a research analyst. Mr. Corkins holds a Bachelor of Arts degree in English and Russian from Dartmouth and he received his Master's degree in Administration from Columbia University in 1993.

DAVID C. DECKER
--------------------------------------------------------------------------------
            is Executive Vice President and portfolio manager of Strategic
            Value Portfolio, which he has managed since inception. Mr. Decker is also Executive Vice President and portfolio manager of Janus Adviser Strategic Value Fund, Janus Special Situations Fund and Janus Strategic Value Fund, each of which he has managed since their inceptions. He joined Janus Capital in 1992 as a research analyst. Mr. Decker holds a Master's of Business Administration in Finance from the Fuqua School of Business at Duke University and a Bachelor of Arts degree in Economics and Political Science from Tufts University. Mr. Decker has earned the right to use the Chartered Financial Analyst designation.

JAMES P. GOFF
--------------------------------------------------------------------------------
            is Executive Vice President and portfolio manager of Aggressive Growth Portfolio, which he has managed since inception. Mr. Goff is also Executive Vice President and portfolio manager of Janus Adviser Aggressive Growth Fund, which he has managed since inception. He has managed Janus Enterprise Fund since its inception and he has managed or co-managed Janus Venture Fund from December 1993 to February 1997. Mr. Goff joined Janus
            Capital in 1988. He holds a Bachelor of Arts degree in Economics from Yale University. Mr. Goff has earned the right to use the Chartered Financial Analyst designation.

 36 Janus Aspen Series

HELEN YOUNG HAYES
--------------------------------------------------------------------------------
            is Executive Vice President and co-manager of International
            Growth Portfolio and Worldwide Growth Portfolio, which she has managed or co-managed since inception. Ms. Hayes is Executive
            Vice President and co-manager of Janus Adviser Worldwide Fund and Janus Adviser International Fund, each of which she has co-managed since inception. She is also co-manager of Janus Worldwide Fund and Janus Overseas Fund, each of which she has managed or co-managed since inception. Ms. Hayes joined Janus Capital in 1987. She holds a Bachelor of Arts in Economics from Yale University and she has earned the right to use the Chartered Financial Analyst designation.

BRENT A. LYNN
--------------------------------------------------------------------------------
            is Executive Vice President and co-manager of International
            Growth Portfolio and Janus Overseas Fund, which he has co-managed since January 2001. He is also Executive Vice President and co-manager of Janus Adviser International Fund, which he has co-managed since January 2001. Mr. Lynn joined Janus Capital in
            1991 as a research analyst. He holds a Bachelor of Arts degree in Economics and a Master's degree in Economics and Industrial Engineering from Stanford University. Mr. Lynn has earned the right to use the Chartered Financial Analyst designation.

C. MIKE LU
--------------------------------------------------------------------------------
            is Executive Vice President and portfolio manager of Global Technology Portfolio and Janus Global Technology Fund, which he has managed since inception. He joined Janus Capital in 1991 as a research analyst. Mr. Lu has a Bachelor of Arts in History and a Bachelor of Arts in Economics from Yale University and he has earned the right to use the Chartered Financial Analyst designation.

THOMAS R. MALLEY
--------------------------------------------------------------------------------
            is Executive Vice President and portfolio manager of Global Life Sciences Portfolio and Janus Global Life Sciences Fund, which he has managed since inception. He joined Janus Capital in 1991 as a research analyst. Mr. Malley has a Bachelor of Science in Biology from Stanford University and he has earned the right to use the Chartered Financial Analyst designation.

KAREN L. REIDY
--------------------------------------------------------------------------------

            is Executive Vice President and portfolio manager of Core Equity Portfolio and Balanced Portfolio, which she has managed since January 2000. Ms. Reidy is Executive Vice President and portfolio manager of Janus Adviser Core Equity Fund and Janus Adviser Balanced Fund, which she has managed since inception. She is also Executive Vice President and portfolio manager of Janus Core Equity Fund and Janus Balanced Fund, which she has managed since January 2000. Ms. Reidy joined Janus Capital in 1995 as a research analyst. She received an undergraduate degree in Accounting from the University of Colorado. Ms. Reidy has earned the right to use the Chartered Financial Analyst designation.


                                                Management of the Portfolios  37

BLAINE P. ROLLINS
--------------------------------------------------------------------------------

            is Executive Vice President and portfolio manager of Growth Portfolio, which he has managed since January 2000. He previously managed Core Equity Portfolio from its inception to December 1999 and Balanced Portfolio from May 1996 to December 1999. Mr. Rollins has managed Janus Fund since January 2000. He also managed Janus Core Equity Fund from inception until December 1999 and Janus Balanced Fund from January 1996 until December 1999. Mr. Rollins joined Janus Capital in 1990. He holds a Bachelor of Science in Finance from the University of Colorado and he has earned the right to use the Chartered Financial Analyst designation.


SANDY R. RUFENACHT
--------------------------------------------------------------------------------
            is Executive Vice President and portfolio manager of High-Yield Portfolio, which he has managed or co-managed since October 1996.
            He previously co-managed Flexible Income Portfolio from January
            1997 to May 1998. Mr. Rufenacht is the portfolio manager of Janus High-Yield Fund and he has managed Janus Short-Term Bond Fund since January 1996. Mr. Rufenacht co-managed Janus Flexible
            Income Fund from June 1996 to February 1998. Mr. Rufenacht joined Janus Capital in 1990. He holds a Bachelor of Arts in Business from the University of Northern Colorado.

SCOTT W. SCHOELZEL
--------------------------------------------------------------------------------
            is Executive Vice President and portfolio manager of Capital Appreciation Portfolio, which he has managed since its inception.
            He is portfolio manager of Janus Twenty Fund, which he has managed since August 1997. He previously managed Janus Olympus
            Fund from its inception to August 1997. Mr. Schoelzel joined
            Janus Capital in January 1994. He holds a Bachelor of Arts in Business from Colorado College.

RONALD V. SPEAKER
--------------------------------------------------------------------------------
            is Executive Vice President and portfolio manager of Flexible
            Income Portfolio, which he has managed or co-managed since its inception. He previously co-managed High-Yield Portfolio from its inception to May 1998. He managed Short-Term Bond Portfolio from its inception through April 1996. Mr. Speaker has managed or co-managed Janus Flexible Income Fund since December 1991. He previously managed both Janus Short-Term Bond Fund and Janus
            Federal Tax-Exempt Fund from inception through December 1995. He previously managed or co-managed Janus High-Yield Fund from its inception to February 1998. Mr. Speaker joined Janus Capital in 1986. Mr. Speaker holds a Bachelor of Arts in Finance from the University of Colorado and he has earned the right to use the Chartered Financial Analyst designation.

            In January 1997, Mr. Speaker settled an SEC administrative action involving two personal trades made by him in January of 1993. Without admitting or denying the allegations, Mr. Speaker agreed to civil money penalty, disgorgement, and interest payments totaling $37,199 and to a 90-day suspension which ended on April 25, 1997.

 38 Janus Aspen Series

J. ERIC THORDERSON
--------------------------------------------------------------------------------
            is Executive Vice President and portfolio manager of Money Market Portfolio, which he has managed since January 2001. Mr.
            Thorderson is also Executive Vice President and portfolio manager of Janus Government Money Market Fund, which he has managed since February 1999. He joined Janus Capital in May 1996 as a research analyst. He holds a Bachelor of Arts degree in Business Administration from Wayne State University and a Master's degree in Business Administration from the University of Illinois. Mr. Thorderson has earned the right to use the Chartered Financial Analyst designation.

                                                Management of the Portfolios  39

Other information

          CLASSES OF SHARES

          Each Portfolio currently offers two classes of Shares, one of which, the Institutional Shares, is offered pursuant to this prospectus and are sold under the name Janus Aspen Series. The Shares offered by this Prospectus are available only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans. Service Shares of the Portfolios are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants. Because the expenses of each class may differ, the performance of each class is expected to differ. If you would like additional information about the Service Shares, please call 1-800-525-0020.

          CONFLICTS OF INTEREST

          The Shares offered by this prospectus are available only to variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans. Although the Portfolios do not currently anticipate any disadvantages to policy owners because each Portfolio offers its shares to such entities, there is a possibility that a material conflict may arise. The Trustees monitor events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict occurs, the Trustees may require one or more insurance company separate accounts or qualified plans to withdraw its investments in one or more Portfolios or substitute Shares of another Portfolio. If this occurs, a Portfolio may be forced to sell its securities at disadvantageous prices. In addition, the Trustees may refuse to sell Shares of any Portfolio to any separate account or qualified plan or may suspend or terminate the offering of a Portfolio's Shares if such action is required by law or regulatory authority or is in the best interests of that Portfolio's shareholders. It is possible that a qualified plan investing in the Portfolios could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the Portfolios. Janus Capital intends to monitor such qualified plans and the Portfolios may discontinue sales to a qualified plan and require plan participants with existing investments in the Portfolios to redeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.

          DISTRIBUTION OF EACH PORTFOLIO

          Each Portfolio is distributed by Janus Distributors, Inc., a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

 40 Janus Aspen Series

                                                         Distributions and taxes

DISTRIBUTIONS

          To avoid taxation of the Portfolios, the Internal Revenue Code requires each Portfolio to distribute net income and any net gains realized on its investments annually. A Portfolio's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions.

PORTFOLIOS OTHER THAN MONEY MARKET PORTFOLIO

          HOW DISTRIBUTIONS AFFECT A PORTFOLIO'S NAV

          Distributions, other than daily income dividends, are paid to shareholders as of the record date of the distribution of a Portfolio, regardless of how long the shares have been held. Undistributed income and realized gains are included in the daily NAV of a Portfolio's Shares. The Share price of a Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Shares of Growth Portfolio declared a dividend in the amount of $0.25 per share. If the price of Growth Portfolio's Shares was $10.00 on December 30, the share price on December 31 would be $9.75, barring market fluctuations.

MONEY MARKET PORTFOLIO

          For the Shares of Money Market Portfolio, dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays and holidays included, and distributed on the last business day of each month. If a month begins on a Saturday, Sunday or holiday, dividends for those days are declared at the end of the preceding month and distributed on the first business day of the month. All distributions will be automatically reinvested in Shares of the Portfolio.

TAXES

          TAXES ON DISTRIBUTIONS

          Because Shares of the Portfolios may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or capital gains distributions made by the Shares of a Portfolio will be exempt from current taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract.

          TAXATION OF THE PORTFOLIOS

          Dividends, interest and some gains received by the Portfolios on foreign securities may be subject to tax withholding or other foreign taxes. The Portfolios may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolios.

                                                     Distributions and taxes  41

          The Portfolios do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. In addition, because the Shares of each Portfolio are sold in connection with variable insurance contracts, each Portfolio intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts.

 42 Janus Aspen Series

                                                             Shareholder's guide

          INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE PORTFOLIOS DIRECTLY. SHARES MAY BE PURCHASED OR REDEEMED ONLY THROUGH VARIABLE INSURANCE CONTRACTS OFFERED BY THE SEPARATE ACCOUNTS OF PARTICIPATING INSURANCE COMPANIES OR THROUGH QUALIFIED RETIREMENT PLANS. CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE IN CONNECTION WITH A PARTICULAR CONTRACT AND CERTAIN CONTRACTS MAY LIMIT ALLOCATIONS AMONG THE PORTFOLIOS. REFER TO THE PROSPECTUS FOR THE PARTICIPATING INSURANCE COMPANY'S SEPARATE ACCOUNT OR YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON PURCHASING OR SELLING OF VARIABLE INSURANCE CONTRACTS AND ON HOW TO SELECT SPECIFIC PORTFOLIOS AS INVESTMENT OPTIONS FOR A CONTRACT OR A QUALIFIED PLAN.

PRICING OF PORTFOLIO SHARES

          Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its agent. In order to receive a day's price, your order must be received by the close of the regular trading session of the New York Stock Exchange. Securities of the Portfolios other than Money Market Portfolio are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

          To the extent a Portfolio holds securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolios do not price their shares, the NAV of a Portfolio's shares may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

          Money Market Portfolio's securities are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity (or such other date as permitted by Rule 2a-7) of any discount or premium. If fluctuating interest rates cause the market value of the portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Trustees will consider whether any action, such as adjusting the Share's NAV to reflect current market conditions, should be initiated to prevent any material dilutive effect on shareholders.

PURCHASES

          Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by qualified plans. Refer to the prospectus of the appropriate insurance company separate account or your plan documents for information on how to invest in the Shares of each Portfolio. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios' behalf.

          The Portfolios do not permit excessive trading or market timing. Excessive purchases of Portfolio Shares disrupt portfolio management and drive Portfolio expenses higher. Each Portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Janus Capital's opinion, they are of a size that would disrupt the management of a Portfolio. The Portfolios may also suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Portfolios' policy on market timing, see "Excessive Trading" on the next page.

          Although there is no present intention to do so, the Portfolios may discontinue sales of their shares if management and the Trustees believe that continued sales may adversely affect a Portfolio's ability to achieve its investment objective. If sales of a Portfolio's Shares are discontinued, it is expected that existing policy owners and plan participants invested in that Portfolio would be permitted to continue to authorize

                                                         Shareholder's guide  43
          investment in that Portfolio and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

          The Portfolios may discontinue sales to a qualified plan and require plan participants with existing investments in the Shares to redeem those investments if the plan loses (or in the opinion of Janus Capital, is at risk of losing) its qualified plan status.

REDEMPTIONS

          Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Please refer to the appropriate separate account prospectus or plan documents for details.

          Shares of any Portfolio may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Portfolio or its agent. Redemption proceeds will normally be wired to the participating insurance company the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

EXCESSIVE TRADING

          Excessive trading of Portfolio shares in response to short-term fluctuations in the market -- also known as "market timing" -- may make it very difficult to manage a Portfolio's investments. The Portfolios do not permit frequent trading or market timing. When market timing occurs, a Portfolio may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, which may harm a Portfolio's performance. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because the portfolio manager cannot predict how much cash a Portfolio will have to invest. When in Janus Capital's opinion such activity would have a disruptive effect on portfolio management, a Portfolio reserves the right to refuse purchase orders and exchanges into a Portfolio by any person, group or commonly controlled account. If a Portfolio allows a market timer to trade Portfolio shares, it may in the future require the market timer to enter into a written agreement to follow certain procedures and limitations.

SHAREHOLDER COMMUNICATIONS

          Shareholders will receive annual and semiannual reports including the financial statements of the Shares of the Portfolios that they have authorized for investment. Each report will show the investments owned by each Portfolio and the market values thereof, as well as other information about the Portfolios and their operations. The Trust's fiscal year ends December 31.

 44 Janus Aspen Series

                                                            Financial highlights

          The financial highlights tables are intended to help you understand the Institutional Shares' financial performance for each of the five most recent years or the life of the Portfolio if less than five years. Items 1 through 11 reflect financial results for a single Share. Total return in the tables represents the rate that an investor would have earned (or lost) on an investment in each of the Institutional Shares of the Portfolios (assuming reinvestment of all dividends and distributions) but does not include charges and expenses attributable to any insurance product. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios' financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

GROWTH PORTFOLIO - INSTITUTIONAL SHARES
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                   Periods ended December 31
                                                                   2000          1999          1998          1997        1996
  1. NET ASSET VALUE, BEGINNING OF PERIOD                           $33.65        $23.54         $18.48      $15.51      $13.45
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                                            0.05          0.07           0.05        0.15        0.17
  3. Net gains or losses on securities (both realized and
     unrealized)                                                     (4.59)        10.24           6.36        3.34        2.29
  4. Total from investment operations                                (4.54)        10.31           6.41        3.49        2.46
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)                          (0.06)        (0.06)         (0.05)      (0.15)      (0.17)
  6. Dividends (in excess of net investment income)                     --            --             --          --          --
  7. Distributions (from capital gains)                              (2.14)        (0.14)         (1.30)      (0.37)      (0.23)
  8. Distributions (in excess of realized gains)                     (0.43)           --             --          --          --
  9. Tax return of capital distributions                                --            --             --          --          --
 10. Total distributions                                             (2.63)        (0.20)         (1.35)      (0.52)      (0.40)
 11. NET ASSET VALUE, END OF PERIOD                                 $26.48        $33.65         $23.54      $18.48      $15.51
 12. Total return                                                   (14.55%)       43.98%         35.66%      22.75%      18.45%
 13. Net assets, end of period (in thousands)                   $3,529,807    $2,942,649     $1,103,549    $608,281    $325,789
 14. Average net assets for the period (in thousands)           $3,734,449    $1,775,373       $789,454    $477,914    $216,125
 15. Ratio of gross expenses to average net assets(1)                 0.67%(2)      0.67%(2)       0.68%(2)    0.70%(2)    0.69%(2)
 16. Ratio of net expenses to average net assets(3)                   0.67%         0.67%          0.68%       0.69%       0.69%
 17. Ratio of net investment income to average net assets             0.19%         0.30%          0.26%       0.91%       1.39%
 18. Portfolio turnover rate                                            47%           53%            73%        122%         87%
-----------------------------------------------------------------------------------------------------------------------------------

(1) The expense ratio reflects expenses prior to any expense offset arrangements.
(2) The ratio was 0.67% in 2000, 0.69% in 1999, 0.75% in 1998, 0.78% in 1997 and
    0.83% in 1996 before waiver of certain fees and/or reduction of adviser's fees to the effective rate of Janus Fund.
(3) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  45

AGGRESSIVE GROWTH PORTFOLIO - INSTITUTIONAL SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Periods ended December 31
                                                                   2000            1999         1998         1997         1996
  1. NET ASSET VALUE, BEGINNING OF PERIOD                           $59.70          $27.64      $20.55       $18.24       $17.08
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                                            0.01              --          --           --           --
  3. Net gains or losses on securities (both realized and
     unrealized)                                                    (17.08)          33.46        7.09         2.31         1.36
  4. Total from investment operations                               (17.07)          33.46        7.09         2.31         1.36
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)                             --              --          --           --           --
  6. Dividends (in excess of net investment income)                     --              --          --           --           --
  7. Distributions (from capital gains)                              (0.27)          (1.40)         --           --        (0.19)
  8. Distributions (in excess of realized gains)                     (4.31)             --          --           --           --
  9. Tax return of capital distributions                             (1.75)             --          --           --       (0.01)
 10. Total distributions                                             (6.33)         (1.40)          --           --       (0.20)
 11. NET ASSET VALUE, END OF PERIOD                                 $36.30          $59.70      $27.64       $20.55       $18.24
 12. Total return                                                   (31.82%)        125.40%     34.26%        12.66%        7.95%
 13. Net assets, end of period (in thousands)                   $3,485,768      $3,319,619    $772,943     $508,198     $383,693
 14. Average net assets for the period (in thousands)           $4,409,584      $1,476,445    $576,444     $418,464     $290,629
 15. Ratio of gross expenses to average net assets(1)                 0.66%(2)       0.70%(2)     0.75%(2)     0.76%(2)     0.76%(2)
 16. Ratio of net expenses to average net assets(3)                   0.66%          0.69%        0.75%        0.76%        0.76%
 17. Ratio of net investment income to average net assets            (0.42%)       (0.50%)       (0.36%)      (0.10%)      (0.27%)
 18. Portfolio turnover rate                                            82%           105%         132%         130%          88%
------------------------------------------------------------------------------------------------------------------------------------

(1) The expense ratio reflects expenses prior to any expense offset arrangements.
(2) The ratio was 0.66% in 2000, 0.70% in 1999, 0.75% in 1998, 0.78% in 1997 and
    0.83% in 1996 before waiver of certain fees and/or reduction of adviser's fees to the effective rate of Janus Enterprise Fund.
(3) The expense ratio reflects expenses after any expense offset arrangements.

 46 Janus Aspen Series

CAPITAL APPRECIATION PORTFOLIO - INSTITUTIONAL SHARES
------------------------------------------------------------------------------------------------------------------
                                                                          Periods ended December 31
                                                                  2000          1999         1998      1997(1)
  1. NET ASSET VALUE, BEGINNING OF PERIOD                          $33.17       $19.94      $12.62      $10.00
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                                           0.43         0.12        0.01        0.05
  3. Net gains or losses on securities (both realized and
     unrealized)                                                    (6.43)       13.22        7.32        2.61
  4. Total from investment operations                               (6.00)       13.34        7.33        2.66
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)                         (0.37)       (0.11)      (0.01)      (0.04)
  6. Dividends (in excess of net investment income)                    --           --          --          --
  7. Distributions (from capital gains)                                --           --          --          --
  8. Distributions (in excess of realized gains)                    (0.01)          --          --          --
  9. Tax return of capital distributions                               --           --          --          --
 10. Total distributions                                            (0.38)       (0.11)      (0.01)      (0.04)
 11. NET ASSET VALUE, END OF PERIOD                                $26.79       $33.17      $19.94      $12.62
 12. Total return*                                                 (18.18%)      67.00%      58.11%      26.60%
 13. Net assets, end of period (in thousands)                  $1,010,497     $626,611     $74,187      $6,833
 14. Average net assets for the period (in thousands)            $954,279     $257,422     $25,964      $2,632
 15. Ratio of gross expenses to average net assets**(2)              0.67%(3)     0.70%(3)    0.92%(3)    1.26%(3)
 16. Ratio of net expenses to average net assets**(4)                0.67%        0.70%       0.91%       1.25%
 17. Ratio of net investment income to average net assets**          1.60%        0.76%       0.27%       1.43%
 18. Portfolio turnover rate**                                         41%          52%         91%        101%
------------------------------------------------------------------------------------------------------------------

 *  Total return not annualized for periods of less than one full year.
**  Annualized for periods of less than one full year.
(1) May 1, 1997 (inception) through December 31, 1997.
(2) The expense ratio reflects expenses prior to any expense offset arrangements.
(3) The ratio was 0.67% in 2000, 0.79% in 1999, 0.97% in 1998 and 2.19% in 1997
    before waiver of certain fees and/or reduction of adviser's fees to the effective rate of the corresponding retail fund (Janus Olympus Fund until May 1, 1999, Janus Twenty Fund thereafter).
(4) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  47

STRATEGIC VALUE PORTFOLIO - INSTITUTIONAL SHARES
------------------------------------------------------------------------------
                                                                Period ended
                                                                December 31
                                                                  2000(1)
  1. NET ASSET VALUE, BEGINNING OF PERIOD                           $10.00
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                                            0.05
  3. Net gains (or losses) on securities (both realized and
     unrealized)                                                     (0.03)
  4. Total from investment operations                                 0.02
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)                          (0.03)
  6. Dividends (in excess of net investment income)                     --
  7. Distributions (from capital gains)                                 --
  8. Distributions (in excess of realized gains)                        --
  9. Tax return of capital distributions                                --
 10. Total distributions                                             (0.03)
 11. NET ASSET VALUE, END OF PERIOD                                  $9.99
 12. Total return*                                                    0.20%
 13. Net assets, end of period (in thousands)                       $4,550
 14. Average net assets for the period (in thousands)               $3,243
 15. Ratio of gross expenses to average net assets**(2)               1.25%(3)
 16. Ratio of net expenses to average net assets**(4)                 1.25%
 17. Ratio of net investment income to average net assets**           0.97%
 18. Portfolio turnover rate**                                          47%
------------------------------------------------------------------------------

 *  Total return not annualized for periods of less than one full year.
**  Annualized for periods of less than one full year.
(1) May 1, 2000 (inception) through December 31, 2000.
(2) The expense ratio reflects expenses prior to any expense offset arrangements.
(3) The ratio was 3.45% in 2000 before waiver of certain fees and/or reduction of adviser's fees incurred by the Portfolio.
(4) The expense ratio reflects expenses after any expense offset arrangements.

 48 Janus Aspen Series

CORE EQUITY PORTFOLIO - INSTITUTIONAL SHARES(1)
---------------------------------------------------------------------------------------------------------------
                                                                         Periods ended December 31
                                                                  2000        1999        1998      1997(2)
  1. NET ASSET VALUE, BEGINNING OF PERIOD                        $27.32      $19.41      $13.46      $10.00
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                                         0.07        0.07        0.02        0.01
  3. Net gains (or losses) on securities (both realized and
     unrealized)                                                  (1.95)       7.99        6.16        3.46
  4. Total from investment operations                             (1.88)       8.06        6.18        3.47
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)                       (0.07)      (0.06)      (0.02)      (0.01)
  6. Dividends (in excess of net investment income)                  --          --          --          --
  7. Distributions (from capital gains)                           (6.17)      (0.09)      (0.21)         --
  8. Distributions (in excess of realized gains)                     --          --          --          --
  9. Tax return of capital distributions                             --          --          --          --
 10. Total distributions                                          (6.24)      (0.15)      (0.23)      (0.01)
 11. NET ASSET VALUE, END OF PERIOD                              $19.20      $27.32      $19.41      $13.46
 12. Total return*                                                (8.07%)     41.58%      46.24%      34.70%
 13. Net assets, end of period (in thousands)                   $15,712     $18,975      $9,017      $3,047
 14. Average net assets for the period (in thousands)           $17,328     $14,663      $5,629      $1,101
 15. Ratio of gross expenses to average net assets**(3)            1.25%(4)    1.25%(4)    1.25%(4)    1.25%(4)
 16. Ratio of net expenses to average net assets**(5)              1.25%       1.25%       1.25%       1.25%
 17. Ratio of net investment income to average net assets**        0.36%       0.31%       0.17%       0.35%
 18. Portfolio turnover rate**                                       95%        114%         79%        128%
---------------------------------------------------------------------------------------------------------------


 * Total return not annualized for periods of less than one full year. ** Annualized for periods of less than one full year.

(1) Formerly, Equity Income Portfolio.


(2) May 1, 1997 (inception) through December 31, 1997.


(3) The expense ratio reflects expenses prior to any expense offset arrangements.


(4) The ratio was 1.65% in 2000, 1.38% in 1999, 1.86% in 1998 and 5.75% in 1997
    before waiver of certain fees and/or reduction of adviser's fees to the effective rate of Janus Core Equity Fund.


(5) The expense ratio reflects expenses after any expense offset arrangements.


                                                        Financial highlights  49

BALANCED PORTFOLIO - INSTITUTIONAL SHARES
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 Periods ended December 31
                                                                   2000           1999          1998         1997         1996
  1. NET ASSET VALUE, BEGINNING OF PERIOD                           $27.91         $22.50       $17.47       $14.77      $13.03
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                                            0.64           0.59         0.39         0.34        0.32
  3. Net gains (or losses) on securities (both realized and
     unrealized)                                                     (1.22)          5.38         5.51         2.89        1.81
  4. Total from investment operations                                (0.58)          5.97         5.90         3.23        2.13
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)                          (0.69)         (0.56)       (0.38)       (0.35)      (0.30)
  6. Dividends (in excess of net investment income)                     --             --           --           --          --
  7. Distributions (from capital gains)                              (2.00)            --        (0.45)       (0.18)      (0.09)
  8. Distributions (in excess of realized gains)                     (0.31)            --        (0.04)          --          --
  9. Tax return of capital distributions                             (0.02)            --           --           --          --
 10. Total distributions                                             (3.02)         (0.56)       (0.87)       (0.53)      (0.39)
 11. NET ASSET VALUE, END OF PERIOD                                 $24.31         $27.91       $22.50       $17.47      $14.77
 12. Total return                                                    (2.27%)        26.76%       34.28%       22.10%      16.18%
 13. Net assets, end of period (in thousands)                   $3,352,381     $2,453,079     $882,495     $362,409     $85,480
 14. Average net assets for the period (in thousands)           $3,020,072     $1,583,635     $555,002     $176,432     $43,414
 15. Ratio of gross expenses to average net assets(1)                 0.66%(2)       0.69%(2)     0.74%(2)     0.83%(2)    0.94%(2)
 16. Ratio of net expenses to average net assets(3)                   0.66%          0.69%        0.74%        0.82%       0.92%
 17. Ratio of net investment income to average net assets             3.15%          2.86%        2.41%        2.87%       2.92%
 18. Portfolio turnover rate                                            72%            92%          70%         139%        103%
-----------------------------------------------------------------------------------------------------------------------------------

(1) The expense ratio reflects expenses prior to any expense offset arrangements.
(2) The ratio was 0.66% in 2000, 0.69% in 1999, 0.74% in 1998, 0.83% in 1997 and
    1.07% in 1996 before waiver of certain fees and/or reduction of adviser's fees to the effective rate of Janus Balanced Fund.
(3) The expense ratio reflects expenses after any expense offset arrangements.

 50 Janus Aspen Series

                       GROWTH AND INCOME PORTFOLIO - INSTITUTIONAL SHARES
------------------------------------------------------------------------------------------------
                                                                   Periods ended December 31
                                                                  2000        1999      1998(1)
  1. NET ASSET VALUE, BEGINNING OF PERIOD                         $20.77      $11.96     $10.00
    INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                                          0.19        0.04       0.02
  3. Net gains (or losses) on securities (both realized and
     unrealized)                                                  (3.08)        8.81       1.96
  4. Total from investment operations                             (2.89)        8.85       1.98
    LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)                       (0.16)      (0.04)     (0.02)
  6. Dividends (in excess of net investment income)                   --          --         --
  7. Distributions (from capital gains)                               --          --         --
  8. Distributions (in excess of realized gains)                  (0.31)          --         --
  9. Tax return of capital distributions                              --          --         --
 10. Total distributions                                          (0.47)      (0.04)     (0.02)
 11. NET ASSET VALUE, END OF PERIOD                               $17.41      $20.77     $11.96
 12. Total return*                                              (14.10%)      74.04%     19.80%
 13. Net assets, end of period (in thousands)                   $123,812     $84,480     $6,413
 14. Average net assets for the period (in thousands)           $124,282     $28,838     $2,883
 15. Ratio of gross expenses to average net assets**(2)            0.78%(3)    1.06%(3)   1.25%(3)
 16. Ratio of net expenses to average net assets**(4)              0.78%       1.05%      1.25%
 17. Ratio of net investment income to average net assets**        1.07%       0.56%      0.66%
 18. Portfolio turnover rate**                                       37%         59%        62%
------------------------------------------------------------------------------------------------

 *  Total return not annualized for periods of less than one full year.
**  Annualized for periods of less than one full year.
(1) May 1, 1998 (inception) through December 31, 1998.
(2) The expense ratio reflects expenses prior to any expense offset arrangements.
(3) The ratio was 0.78% in 2000, 1.15% in 1999 and 3.06% in 1998 before waiver of certain fees and/or reduction of adviser's fees to the effective rate of Janus Growth and Income Fund.
(4) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  51

INTERNATIONAL GROWTH PORTFOLIO - INSTITUTIONAL SHARES
---------------------------------------------------------------------------------------------------------------------------------
                                                                                    Periods ended December 31
                                                                   2000          1999         1998         1997         1996
  1. NET ASSET VALUE, BEGINNING OF PERIOD                           $38.67       $21.27       $18.48       $15.72      $11.95
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                                            0.62         0.06         0.13         0.11        0.05
  3. Net gains or losses on securities (both realized and
     unrealized)                                                     (6.51)       17.40         3.07         2.80        4.06
  4. Total from investment operations                                (5.89)       17.46         3.20         2.91        4.11
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)                          (0.63)       (0.06)       (0.14)       (0.11)      (0.11)
  6. Dividends (in excess of net investment income)                     --           --           --           --          --
  7. Distributions (from capital gains)                                 --           --           --        (0.01)      (0.23)
  8. Distributions (in excess of realized gains)                     (0.91)          --        (0.27)       (0.03)         --
  9. Tax return of capital distributions                             (0.34)          --           --           --          --
 10. Total distributions                                             (1.88)       (0.06)       (0.41)       (0.15)      (0.34)
 11. NET ASSET VALUE, END OF PERIOD                                 $30.90       $38.67       $21.27       $18.48      $15.72
 12. Total return*                                                  (15.94%)      82.27%       17.23%       18.51%      34.71%
 13. Net assets, end of period (in thousands)                   $1,158,666     $810,392     $311,110     $161,091     $27,192
 14. Average net assets for the period (in thousands)           $1,214,163     $425,876     $234,421      $96,164      $7,437
 15. Ratio of gross expenses to average net assets(1)                 0.71%(2)     0.77%(2)     0.86%(2)     0.96%(2)    1.26%(2)
 16. Ratio of net expenses to average net assets(3)                   0.71%        0.76%        0.86%        0.96%       1.25%
 17. Ratio of net investment income to average net assets             1.88%        0.26%        0.73%        0.70%       0.62%
 18. Portfolio turnover rate                                            67%          80%          93%          86%         65%
---------------------------------------------------------------------------------------------------------------------------------

(1) The expense ratio reflects expenses prior to any expense offset arrangements.
(2) The ratio was 0.71% in 2000, 0.84% in 1999, 0.95% in 1998, 1.08% in 1997 and
    2.21% in 1996 before waiver of certain fees and/or reduction of adviser's fees to the effective rate of Janus Overseas Fund.
(3) The expense ratio reflects expenses after any offset arrangements.

 52 Janus Aspen Series

WORLDWIDE GROWTH PORTFOLIO - INSTITUTIONAL SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Periods ended December 31
                                                               2000           1999           1998           1997          1996
  1. NET ASSET VALUE, BEGINNING OF PERIOD                       $47.75         $29.09         $23.39         $19.44       $15.31
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                                        0.11           0.07           0.16           0.16         0.16
  3. Net gains or losses on securities (both realized and
     unrealized)                                                 (7.03)         18.65           6.59           4.14         4.27
  4. Total from investment operations                            (6.92)         18.72           6.75           4.30         4.43
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)                      (0.19)         (0.06)         (0.18)         (0.17)       (0.17)
  6. Dividends (in excess of net investment income)                 --             --             --          (0.02)          --
  7. Distributions (from capital gains)                          (2.61)            --             --          (0.16)       (0.13)
  8. Distributions (in excess of realized gains)                 (0.91)            --         (0.87)             --           --
  9. Tax return of capital distributions                         (0.14)            --             --             --           --
 10. Total distributions                                         (3.85)         (0.06)         (1.05)         (0.35)       (0.30)
 11. NET ASSET VALUE, END OF PERIOD                             $36.98         $47.75         $29.09         $23.39       $19.44
 12. Total return                                              (15.67%)         64.45%         28.92%         22.15%       29.04%
 13. Net assets, end of period (in thousands)              $7,704,163      $6,496,773     $2,890,375     $1,576,548     $582,603
 14. Average net assets for the period (in thousands)      $8,255,166      $3,862,773     $2,217,695     $1,148,951     $304,111
 15. Ratio of gross expenses to average net assets(1)            0.69%(2)        0.71%(2)       0.72%(2)       0.74%(2)     0.80%(2)
 16. Ratio of net expenses to average net assets(3)              0.69%           0.71%          0.72%          0.74%        0.80%
 17. Ratio of net investment income to average net assets        0.52%           0.20%          0.64%          0.67%        0.83%
 18. Portfolio turnover rate                                       66%             67%            77%            80%          62%
------------------------------------------------------------------------------------------------------------------------------------

(1) The expense ratio reflects expenses prior to any expense offset arrangements.
(2) The ratio was 0.69% in 2000, 0.71% in 1999, 0.74% in 1998, 0.81% in 1997 and
    0.91% in 1996 before waiver of certain fees and/or reduction of adviser's fees to the effective rate of Janus Worldwide Fund.
(3) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  53

GLOBAL LIFE SCIENCES PORTFOLIO - INSTITUTIONAL SHARES
-----------------------------------------------------------------------------
                                                               Period ended
                                                                December 31
                                                                  2000(1)
  1. NET ASSET VALUE, BEGINNING OF PERIOD                           $10.00
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income/(loss)                                     0.05
  3. Net gains/(losses) on securities (both realized and
     unrealized)                                                     (0.72)
  4. Total from investment operations                                (0.67)
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)                          (0.02)
  6. Dividends (in excess of net investment income)                     --
  7. Distributions (from capital gains)                                 --
  8. Distributions (in excess of capital gains)                         --
  9. Tax return of capital                                              --
 10. Total distributions                                             (0.02)
 11. NET ASSET VALUE, END OF PERIOD                                  $9.31
 12. Total return*                                                   (6.70%)
 13. Net assets, end of period (in thousands)                      $10,984
 14. Average net assets for the period (in thousands)               $5,372
 15. Ratio of gross expenses to average net assets**(2)               1.03%
 16. Ratio of net expenses to average net assets**(3)                 1.02%
 17. Ratio of net investment income to average net assets**           0.60%
 18. Portfolio turnover rate**                                         137%
-----------------------------------------------------------------------------

*  Total return not annualized for periods of less than one full year.
**  Annualized for periods of less than one full year.
(1) January 18, 2000 (inception) to December 31, 2000.
(2) The expense ratio reflects expenses prior to any expense offset arrangements.
(3) The expense ratio reflects expenses after any expense offset arrangements.

 54 Janus Aspen Series

GLOBAL TECHNOLOGY PORTFOLIO - INSTITUTIONAL SHARES
-----------------------------------------------------------------------------
                                                               Period ended
                                                                December 31
                                                                  2000(1)
  1. NET ASSET VALUE, BEGINNING OF PERIOD                          $10.00
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income/(loss)                                    0.16
  3. Net gains/(losses) on securities (both realized and
     unrealized)                                                    (3.56)
  4. Total from investment operations                               (3.40)
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)                         (0.11)
  6. Dividends (in excess of net investment income)                    --
  7. Distributions (from capital gains)                                --
  8. Distributions (in excess of capital gains)                        --
  9. Tax return of capital                                             --
 10. Total distributions                                            (0.11)
 11. NET ASSET VALUE, END OF PERIOD                                 $6.49
 12. Total return*                                                 (34.03%)
 13. Net assets, end of period (in thousands)                     $34,950
 14. Average net assets for the period (in thousands)             $55,483
 15. Ratio of gross expenses to average net assets**(2)              0.69%
 16. Ratio of net expenses to average net assets**(3)                0.69%
 17. Ratio of net investment income to average net assets**          1.64%
 18. Portfolio turnover rate**                                         34%
-----------------------------------------------------------------------------

*  Total return not annualized for periods of less than one full year.
**  Annualized for periods of less than one full year.
(1) January 18, 2000 (inception) to December 31, 2000.
(2) The expense ratio reflects expenses prior to any expense offset arrangements.
(3) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  55

FLEXIBLE INCOME PORTFOLIO - INSTITUTIONAL SHARES
-------------------------------------------------------------------------------------------------------------------------------
                                                                                Periods ended December 31
                                                                  2000         1999         1998         1997         1996
  1. NET ASSET VALUE, BEGINNING OF PERIOD                         $11.41       $12.05       $11.78      $11.24       $11.11
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                                          0.72         0.76         0.64        0.67         0.74
  3. Net gains or losses on securities (both realized and
     unrealized)                                                   (0.02)       (0.58)        0.41        0.62         0.24
  4. Total from investment operations                               0.70         0.18         1.05        1.29         0.98
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)                        (0.65)       (0.75)       (0.67)      (0.64)       (0.72)
  6. Dividends (in excess of net investment income)                   --           --           --          --           --
  7. Distributions (from capital gains)                               --        (0.07)       (0.11)      (0.11)       (0.13)
  8. Distributions (in excess of realized gains)                      --           --           --          --           --
  9. Tax return of capital distributions                              --           --           --          --           --
 10. Total distributions                                           (0.65)       (0.82)       (0.78)      (0.75)       (0.85)
 11. NET ASSET VALUE, END OF PERIOD                               $11.46       $11.41       $12.05      $11.78       $11.24
 12. Total return                                                   6.25%        1.60%        9.11%      11.76%        9.19%
 13. Net assets, end of period (in thousands)                   $242,401     $186,681     $129,582     $54,098      $25,315
 14. Average net assets for the period (in thousands)           $206,242     $161,459      $86,627     $36,547      $17,889
 15. Ratio of gross expenses to average net assets(1)               0.76%(2)     0.72%(2)     0.73%(2)    0.75%(2)     0.84%(2)
 16. Ratio of net expenses to average net assets(3)                 0.76%        0.72%        0.73%       0.75%        0.83%
 17. Ratio of net investment income to average net assets           7.02%        6.99%        6.36%       6.90%        7.31%
 18. Portfolio turnover rate                                         202%         116%         145%        119%         250%
-------------------------------------------------------------------------------------------------------------------------------

(1) The expense ratio reflects expenses prior to any expense offset arrangements.
(2) The ratio was 0.76% in 2000, 0.72% in 1999, 0.73% in 1998, 0.75% in 1997 and
    0.84% in 1996 before waiver of certain fees and/or reduction of adviser's fees to the effective rate of Janus Flexible Income Fund.
(3) The expense ratio reflects expenses after any expense offset arrangements.

 56 Janus Aspen Series

HIGH-YIELD PORTFOLIO - INSTITUTIONAL SHARES
-------------------------------------------------------------------------------------------------------------------------------
                                                                                   Periods ended December 31
                                                                  2000         1999         1998         1997       1996(1)
  1. NET ASSET VALUE, BEGINNING OF PERIOD                        $10.45       $10.85       $11.78       $10.83       $10.00
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                                         0.94         1.14         0.87         0.70         0.43
  3. Net gains or losses on securities (both realized and
     unrealized)                                                  (0.80)       (0.41)       (0.70)        0.99         0.80
  4. Total from investment operations                              0.14         0.73         0.17         1.69         1.23
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)                       (0.81)       (1.13)       (0.89)       (0.68)       (0.40)
  6. Dividends (in excess of net investment income)                  --           --           --           --           --
  7. Distributions (from capital gains)                              --           --        (0.05)       (0.06)          --
  8. Distributions (in excess of realized gains)                     --           --        (0.16)          --           --
  9. Tax return of capital distributions                             --           --           --           --           --
 10. Total distributions                                          (0.81)       (1.13)       (1.10)       (0.74)       (0.40)
 11. NET ASSET VALUE, END OF PERIOD                               $9.78       $10.45       $10.85       $11.78       $10.83
 12. Total return*                                                 1.38%        6.85%        1.26%       15.98%       12.40%
 13. Net assets, end of period (in thousands)                    $1,478       $1,620       $2,977       $2,914         $783
 14. Average net assets for the period (in thousands)            $1,678       $2,448       $3,281       $1,565         $459
 15. Ratio of gross expenses to average net assets**(2)            1.00%(3)     1.00%(3)     1.00%(3)     1.00%(3)     1.01%(3)
 16. Ratio of net expenses to average net assets**(4)              1.00%        1.00%        1.00%        1.00%        1.00%
 17. Ratio of net investment income to average net assets**        8.27%        8.41%        7.76%        7.98%        5.74%
 18. Portfolio turnover rate**                                      258%         554%         301%         299%         301%
-------------------------------------------------------------------------------------------------------------------------------

 *  Total return not annualized for periods of less than one full year.
**  Annualized for periods of less than one full year.
(1) May 1, 1996 (inception) through December 31, 1996.
(2) The expense ratio reflects expenses prior to any expense offset arrangements.
(3) The ratio was 10.38% in 2000, 4.92% in 1999, 2.11% in 1998, 3.27% in 1997
    and 6.29% in 1996 before waiver of certain fees incurred by the Portfolio.
(4) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  57

MONEY MARKET PORTFOLIO - INSTITUTIONAL SHARES
------------------------------------------------------------------------------------------------------------------------------
                                                                               Periods ended December 31
                                                                  2000         1999         1998        1997         1996
  1. NET ASSET VALUE, BEGINNING OF PERIOD                         $1.00        $1.00        $1.00       $1.00        $1.00
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                                         0.06         0.05         0.05        0.05         0.05
  3. Net gains or losses on securities (both realized and
     unrealized)                                                     --           --           --          --           --
  4. Total from investment operations                              0.06         0.05         0.05        0.05         0.05
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)                       (0.06)       (0.05)       (0.05)      (0.05)       (0.05)
  6. Dividends (in excess of net investment income)                  --           --           --          --           --
  7. Distributions (from capital gains)                              --           --           --          --           --
  8. Distributions (in excess of realized gains)                     --           --           --          --           --
  9. Tax return of capital distributions                             --           --           --          --           --
 10. Total distributions                                          (0.06)       (0.05)       (0.05)      (0.05)       (0.05)
 11. NET ASSET VALUE, END OF PERIOD                               $1.00        $1.00        $1.00       $1.00        $1.00
 12. Total return*                                                 6.29%        4.98%        5.36%       5.17%        5.05%
 13. Net assets, end of period (in thousands)                   $70,808      $69,266      $38,690     $15,374       $6,016
 14. Average net assets for the period (in thousands)           $64,491      $54,888      $31,665      $8,926       $3,715
 15. Ratio of gross expenses to average net assets(1)              0.36%(2)     0.43%        0.34%       0.50%        0.50%
 16. Ratio of net expenses to average net assets(2)                0.36%        0.43%        0.34%       0.50%(3)     0.50%(3)
 17. Ratio of net investment income to average net assets          6.13%        4.94%        5.21%       5.17%        4.93%
------------------------------------------------------------------------------------------------------------------------------

(1) The expense ratio reflects expenses prior to any expense offset arrangements.
(2) The expense ratio reflects expenses after any expense offset arrangements.
(3) The ratio was 0.55% in 1997 and 0.78% in 1996 before waiver of certain fees incurred by the Portfolio.

 58 Janus Aspen Series

                                                    Glossary of investment terms

          This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Portfolios may invest. The Portfolios may invest in these instruments to the extent permitted by their investment objectives and policies. The Portfolios are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

          BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

          COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Portfolios may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

          COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

          CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

          DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

          DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).


          FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short-and long-term government, corporate and municipal obligations that pay a specified rate of interest, dividends or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.


          HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

          MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

          PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Portfolios must pay if these investments are profitable, the Portfolios may make various elections permitted

                                                Glossary of investment terms  59
          by the tax laws. These elections could require that the Portfolios recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

          PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

          PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

          RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

          STANDBY COMMITMENTS are obligations purchased by a Portfolio from a dealer that give the Portfolio the option to sell a security to the dealer at a specified price.

          STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

          STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

          TENDER OPTION BONDS are generally long-term securities that are coupled with an option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This type of security is commonly used as a means of enhancing the security's liquidity.

          U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

          VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

          WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

          ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue

 60 Janus Aspen Series
          from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

          FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Portfolios may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. They may also enter into forward contracts to purchase or sell securities or other financial indices.

          FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Portfolios may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. government, foreign government, equity or fixed-income securities. The Portfolios may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

          INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

          INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

          INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

          OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Portfolios may purchase and write put and call options on securities, securities indices and foreign currencies.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

          REPURCHASE AGREEMENTS involve the purchase of a security by a Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

          REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified

                                                Glossary of investment terms  61
          price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

          SHORT SALES in which the Portfolio may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that the Portfolio owns, or a security equivalent in kind or amount to the security sold short that the Portfolio has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Portfolio borrows and does not own. The Portfolio may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Portfolio loses the opportunity to participate in the gain. For "naked" short sales, the Portfolio will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale and if the price declines during this period, the Portfolio Fund will realize a short-term capital gain. Although the Portfolio's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

          WHEN-ISSUED, DELAYED DELIVERY AND FORWARD TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolios do not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

 62 Janus Aspen Series

                                                Explanation of rating categories

          The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR'S
RATINGS SERVICES

                BOND RATING                  EXPLANATION
                -----------------------------------------------------------------------------------------
                Investment Grade
                AAA......................... Highest rating; extremely strong capacity to pay principal and interest.
                AA.......................... High quality; very strong capacity to pay principal and interest.
                A........................... Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
                BBB......................... Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.
                Non-Investment Grade
                BB, B, CCC, CC, C........... Predominantly speculative with respect to the issuer's capacity to meet required interest and principal payments.
                                             BB - lowest degree of speculation; C - the highest degree of speculation. Quality and protective characteristics
                                             outweighed by large uncertainties or major risk exposure to adverse conditions.
                D........................... In default.

                                            Explanation of rating categories  63

MOODY'S INVESTORS SERVICE, INC.

                BOND RATING                  EXPLANATION
                -----------------------------------------------------------------------------------------
                Investment Grade
                Aaa......................... Highest quality, smallest degree of investment risk.
                Aa.......................... High quality; together with Aaa bonds, they compose the high-grade bond group.
                A........................... Upper-medium grade obligations; many favorable investment attributes.
                Baa......................... Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.
                Non-Investment Grade
                Ba.......................... More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.
                B........................... Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
                Caa......................... Poor standing, may be in default; elements of danger with respect to principal or interest payments.
                Ca.......................... Speculative in a high degree; could be in default or have other marked shortcomings.
                C........................... Lowest-rated; extremely poor prospects of ever attaining investment standing.

          Unrated securities will be treated as noninvestment grade securities unless a portfolio manager determines that such securities are the equivalent of investment grade securities. Securities that have received ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

 64 Janus Aspen Series

SECURITIES HOLDINGS BY RATING CATEGORY

          During the year ended December 31, 2000, the percentage of securities holdings for the following Portfolios by rating category based upon a weighted monthly average was:

                 FLEXIBLE INCOME PORTFOLIO
          ----------------------------------------------------------------------------------------------
                    BONDS-S&P RATING:
                 AAA                                                                       36%
                 AA                                                                         4%
                 A                                                                         11%
                 BBB                                                                       22%
                 BB                                                                         8%
                 B                                                                          7%
                 CCC                                                                        1%
                 CC                                                                         0%
                 C                                                                          0%
                 Not Rated                                                                  2%
                 Preferred Stock                                                            1%
                 Cash and Options                                                           8%
                 TOTAL                                                                    100%
          ----------------------------------------------------------------------------------------------

                 HIGH-YIELD PORTFOLIO
          ----------------------------------------------------------------------------------------------
                    BONDS-S&P RATING:
                 AAA                                                                        0%
                 AA                                                                         0%
                 A                                                                          4%
                 BBB                                                                       15%
                 BB                                                                         6%
                 B                                                                         52%
                 CCC                                                                        3%
                 CC                                                                         0%
                 C                                                                          0%
                 Not Rated                                                                  6%
                 Preferred Stock                                                            0%
                 Cash and Options                                                          14%
                 TOTAL                                                                    100%
          ----------------------------------------------------------------------------------------------

          No other Portfolio described in this Prospectus held 5% or more of its assets in bonds rated below investment grade for the year ended December 31, 2000.

                                            Explanation of rating categories  65

[JANUS LOGO]
        1-800-525-0020
        100 Fillmore Street
        Denver, Colorado 80206-4928
        www.janus.com

You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report, free of charge, by contacting your insurance company or plan sponsor or visiting our Web site at janus.com. In the Portfolios' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during their last fiscal year. Other information is also available from financial intermediaries that sell Shares of the Portfolios.

The Statement of Additional Information provides detailed information about the Portfolios and is incorporated into this Prospectus by reference. You may review and copy information about the Portfolios (including the Portfolios' Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You may also obtain reports and other information about the Portfolios from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.

JASICOMBPRO

                        Investment Company Act File No. 811-7736

                                  [JANUS LOGO]
                               Janus Aspen Series
                              Institutional Shares

Growth Portfolio
Aggressive Growth Portfolio
Capital Appreciation Portfolio
Strategic Value Portfolio

Core Equity Portfolio


(Formerly Equity Income Portfolio)

Balanced Portfolio


Growth and Income Portfolio
International Growth Portfolio
Worldwide Growth Portfolio
Global Life Sciences Portfolio
Global Technology Portfolio
Flexible Income Portfolio
High-Yield Portfolio*

100 Fillmore Street
Denver, CO 80206-4928
(800) 525-0020

Statement of Additional Information


July 31, 2001


* HIGH-YIELD PORTFOLIO IS CLOSED TO NEW INVESTORS EFFECTIVE MAY 1, 2001. JANUS CAPITAL CORPORATION ANTICIPATES LIQUIDATION OF THE PORTFOLIO SOON AFTER REGULATORY APPROVALS ARE OBTAINED.


This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus for the Institutional Shares (the "Shares") of the portfolios listed above, each of which is a separate series of Janus Aspen Series, a Delaware business trust. The Shares are sold under the name "Janus Aspen Series." Each of these series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. Each Portfolio is managed separately by Janus Capital Corporation. Core Equity Portfolio was formerly known as Equity Income Portfolio. The name change was effective July 31, 2001.


The Shares of the Portfolios may be purchased only by the separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts (collectively, "variable insurance contracts") and by certain qualified retirement plans. Each Portfolio also offers a second class of shares to certain participant directed qualified plans.


This SAI is not a Prospectus and should be read in conjunction with the Portfolios' Prospectus dated July 31, 2001, which is incorporated by reference into this SAI and may be obtained from your insurance company. This SAI contains additional and more detailed information about the Portfolios' operations and activities than the Prospectus. The Annual Reports, which contain important financial information about the Portfolios, are incorporated by reference into this SAI and are also available, without charge, from your insurance company.

    [JANUS LOGO]

                                                               Table of contents

                Classification, Portfolio Turnover, Investment Policies and
                Restrictions, and Investment Strategies and Risks...........    2
                Investment Adviser..........................................   23
                Custodian, Transfer Agent and Certain Affiliations..........   26
                Portfolio Transactions and Brokerage........................   27
                Trustees and Officers.......................................   31
                Shares of the Trust.........................................   36
                   Net Asset Value Determination............................   36
                   Purchases................................................   36
                   Redemptions..............................................   37
                Income Dividends, Capital Gains Distributions and Tax
                Status......................................................   38
                Principal Shareholders......................................   39
                Miscellaneous Information...................................   42
                   Shares of the Trust......................................   42
                   Shareholder Meetings.....................................   42
                   Voting Rights............................................   42
                   Independent Accountants..................................   43
                   Registration Statement...................................   43
                Performance Information.....................................   44
                Financial Statements........................................   46
                Appendix A..................................................   47
                   Explanation of Rating Categories.........................   47

Classification, portfolio turnover, investment policies and restrictions, and investment
                strategies and risks

CLASSIFICATION


          Each Portfolio is a series of the Trust, an open-end, management investment company. The Investment Company Act of 1940 ("1940 Act") classifies mutual funds as either diversified or nondiversified. Aggressive Growth Portfolio, Capital Appreciation Portfolio, Strategic Value Portfolio, Global Life Sciences Portfolio and Global Technology Portfolio are nondiversified funds. Each of these Portfolios reserves the right to become a diversified fund by limiting the investments in which more than 5% of its total assets are invested. Growth Portfolio, Core Equity Portfolio, Balanced Portfolio, Growth and Income Portfolio, International Growth Portfolio, Worldwide Growth Portfolio, Flexible Income Portfolio and High-Yield Portfolio are diversified funds.


PORTFOLIO TURNOVER

          The Prospectus includes a discussion of portfolio turnover policies. Portfolio turnover is calculated by dividing total purchases or sales, whichever is less, by the average monthly value of a Portfolio's securities. The following table summarizes the portfolio turnover rates for the fiscal periods indicated. The information below is for fiscal periods ended December 31.


Portfolio Name                                                2000      1999
----------------------------------------------------------------------------
Growth Portfolio............................................   47%       53%
Aggressive Growth Portfolio.................................   82%      105%
Capital Appreciation Portfolio..............................   41%       52%
Strategic Value Portfolio(1)................................   47%       N/A
Core Equity Portfolio(2)....................................   95%      114%
Balanced Portfolio..........................................   72%       92%
Growth and Income Portfolio.................................   37%       59%
International Growth Portfolio..............................   67%       80%
Worldwide Growth Portfolio..................................   66%       67%
Global Life Sciences Portfolio(3)...........................  137%       N/A
Global Technology Portfolio(3)..............................   34%       N/A
Flexible Income Portfolio...................................  202%      116%
High-Yield Portfolio........................................  258%      554%


(1) May 1, 2000 (inception) to December 31, 2000, annualized.

(2) Formerly, Equity Income Portfolio.


(3) January 18, 2000 (inception) to December 31, 2000, annualized.


INVESTMENT POLICIES AND RESTRICTIONS APPLICABLE TO ALL PORTFOLIOS

          The Portfolios are subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or a particular Portfolio or particular class of shares if a matter affects just that Portfolio or that class of shares), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Portfolio or class of shares) are present or represented by proxy. As fundamental policies, each of the Portfolios may not:

          (1) Own more than 10% of the outstanding voting securities of any one issuer and, as to fifty percent (50%) of the value of the total assets of Aggressive Growth Portfolio, Capital Appreciation Portfolio, Strategic Value Portfolio, Global Life Sciences Portfolio and Global Technology Portfolio and as to seventy-five percent (75%) of the value of the total assets of the other Portfolios, purchase the securities of any one issuer (except cash items and "government securities" as defined under the Investment Company Act of

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

          1940, as amended, if immediately after and as a result of such purchase, the value of the holdings of a Portfolio in the securities of such issuer exceeds 5% of the value of such Portfolio's total assets. With respect to the other 50% of the value of its total assets, Aggressive Growth Portfolio, Capital Appreciation Portfolio, Strategic Value Portfolio, Global Life Sciences Portfolio and Global Technology Portfolio may invest in the securities of as few as two issuers.

          (2) Invest 25% or more of the value of their respective total assets in any particular industry (other than U.S. government securities). This policy does not apply to Global Life Sciences Portfolio.

          (3) Invest directly in real estate or interests in real estate; however, the Portfolios may own debt or equity securities issued by companies engaged in those businesses.

          (4) Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Portfolios from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

          (5) Lend any security or make any other loan if, as a result, more than 25% of a Portfolio's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).

          (6) Act as an underwriter of securities issued by others, except to the extent that a Portfolio may be deemed an underwriter in connection with the disposition of its portfolio securities.

          As a fundamental policy, each Portfolio may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as such Portfolio.

          The Trustees have adopted additional investment restrictions for the Portfolios. These restrictions are operating policies of the Portfolios and may be changed by the Trustees without shareholder approval. The additional investment restrictions adopted by the Trustees to date include the following:

          (a) A Portfolio will not (i) enter into any futures contracts and related options for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission ("CFTC") regulations if the aggregate initial margin and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions will exceed 5% of the fair market value of a Portfolio's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and (ii) enter into any futures contracts if the aggregate amount of such Portfolio's commitments under outstanding futures contracts positions would exceed the market value of its total assets.

          (b) The Portfolios may sell securities short if they own or have the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor ("short sales against the box"). In addition, the Equity Portfolios may engage in "naked" short sales, which involve selling a security that a Portfolio borrows and does not own. The total market value of all of a Portfolio's naked short sale positions will not exceed 8% of its assets. Transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short.

          (c) The Portfolios do not currently intend to purchase securities on margin, except that the Portfolios may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

          (d) A Portfolio may not mortgage or pledge any securities owned or held by such Portfolio in amounts that exceed, in the aggregate, 15% of that Portfolio's net asset value, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

          (e) The Portfolios may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of their respective total assets (including the amount borrowed) less liabilities (other than borrowings). If borrowings exceed 25% of the value of a Portfolio's total assets by reason of a decline in net assets, the Portfolio will reduce its borrowings within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements, short sales transactions, deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

          (f) The Portfolios do not currently intend to purchase any security or enter into a repurchase agreement, if as a result, more than 15% of their respective net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Portfolios' investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"), or any successor to such rule, Section 4(2) commercial paper and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

          (g) The Portfolios may not invest in companies for the purpose of exercising control of management.

          Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), each of the Portfolios may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital serves as investment adviser. All such borrowing and lending will be subject to the above limits. A Portfolio will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. A Portfolio will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). A Portfolio may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Portfolio could result in a lost investment opportunity or additional borrowing costs.

          For the purposes of these investment restrictions, the identification of the issuer of a municipal obligation depends on the terms and conditions of the security. When assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if the bond is backed only by assets and revenues of a nongovernmental user, then the nongovernmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees the security, the guarantee would be considered a separate security that would be treated as an issue of the guaranteeing entity.

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

          For purposes of the Portfolios' restriction on investing in a particular industry, the Portfolios will rely primarily on industry classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. classifications are so broad that the primary economic characteristics in a single class are materially different, the Portfolios may further classify issuers in accordance with industry classifications as published by the SEC.

INVESTMENT POLICIES APPLICABLE TO CERTAIN PORTFOLIOS

          BALANCED PORTFOLIO. As an operational policy, at least 25% of the assets of Balanced Portfolio normally will be invested in fixed-income securities.

          GLOBAL LIFE SCIENCES PORTFOLIO. As a fundamental policy, Global Life Sciences Portfolio will normally invest at least 25% of its total assets, in the aggregate, in the following industry groups: health care; pharmaceuticals; agriculture; cosmetics/personal care; and biotechnology.

          FLEXIBLE INCOME PORTFOLIO. As a fundamental policy, this Portfolio may not purchase a non-income-producing security if, after such purchase, less than 80% of the Portfolio's total assets would be invested in income-producing securities. Income-producing securities include securities that make periodic interest payments as well as those that make interest payments on a deferred basis or pay interest only at maturity (e.g., Treasury bills or zero coupon bonds).

INVESTMENT STRATEGIES AND RISKS

Cash Position

          As discussed in the Prospectus, when a portfolio manager believes that market conditions are unfavorable for profitable investing, or when he or she is otherwise unable to locate attractive investment opportunities, the Portfolio's investment in cash and similar investments may increase. Securities that the Portfolios may invest in as a means of receiving a return on idle cash include commercial paper, certificates of deposit, repurchase agreements or other short-term debt obligations. The Portfolios may also invest in money market funds, including funds managed by Janus Capital. (See "Investment Company Securities").

Illiquid Investments

          Each Portfolio may invest up to 15% of its net assets in illiquid investments (i.e., securities that are not readily marketable). The Trustees have authorized Janus Capital to make liquidity determinations with respect to certain securities, including Rule 144A Securities, commercial paper and municipal lease obligations purchased by the Portfolios. Under the guidelines established by the Trustees, Janus Capital will consider the following factors: (1) the frequency of trades and quoted prices for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. In the case of commercial paper, Janus Capital will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a nationally recognized statistical rating organization ("NRSRO"). A foreign security that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market is not deemed to be a restricted security subject to these procedures.

          If illiquid securities exceed 15% of a Portfolio's net assets after the time of purchase the Portfolio will take steps to reduce in an orderly fashion its holdings of illiquid securities. Because illiquid securities may not be readily marketable, a portfolio manager may not be able to dispose of them in a timely manner. As a

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

          result, a Portfolio may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the net asset value of a Portfolio to decline.

          Each of the Portfolios may invest up to 5% of its total assets in venture capital investments, although no more than 0.5% of its total assets will be invested in any one venture capital company. Venture capital investments are investments in new and early stage companies whose securities are not publicly traded. These investments may present significant opportunities for capital appreciation but involve a high degree of risk that can result in substantial losses. The Portfolios may not be able to sell such investments when a portfolio manager deems it appropriate to do so due to restrictions on their sale. In addition, the Portfolios may be forced to sell their venture capital investments at less than fair market value. Where venture capital investments must be registered prior to their sale, the Portfolios may be obligated to pay all or part of the registration expenses. Any of these situations may result in a decrease in a Portfolio's NAV.

Securities Lending

          The Portfolios may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Portfolios may seek to earn additional income through securities lending. Since there is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially, securities lending will only be made to parties that Janus Capital deems creditworthy and in good standing. In addition, such loans will only be made if Janus Capital believes the benefit from granting such loans justifies the risk. The Portfolios will not have the right to vote on securities while they are being lent, but it will generally call a loan in anticipation of any important vote. All loans will be continuously secured by collateral which consists of cash, U.S. government securities, letters of credit and such other collateral permitted by the SEC and policies approved by the Trustees. Cash collateral may be invested in money market funds advised by Janus to the extent consistent with exemptive relief obtained from the SEC.

Foreign Securities

          Unless otherwise limited by its specific investment policies, each Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities, because the Portfolios' performance may depend on issues other than the performance of a particular company. These issues include:

          CURRENCY RISK. As long as a Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Portfolio sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

          POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Portfolio's assets from that country.

          REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and

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

          practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

          MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

          TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

Short Sales

          Each Portfolio may engage in "short sales against the box." This technique involves selling either a security that a Portfolio owns, or a security equivalent in kind and amount to the security sold short that the Portfolio has the right to obtain, for delivery at a specified date in the future. A Portfolio may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, a Portfolio loses the opportunity to participate in the gain.

          The Equity Portfolios may also engage in "naked" short sales. In a naked short sale transaction, a Portfolio sells a security it does not own to a purchaser at a specified price. To complete a naked short sale, a Portfolio must: (1) borrow the security to deliver it to the purchaser and (2) buy that same security in the market to return it to the lender. A Portfolio will engage in naked short sales when its portfolio manager anticipates that the security's market purchase price will be less than its borrowing price. Naked short sales involve the same fundamental risk as short sales against the box, as described in the previous paragraph. In addition, naked short sales carry risks of loss if the value of a security sold short increases prior to the scheduled delivery date and a Portfolio must pay more for the security than it has received from the purchaser in the short sale. The total market value of all of a Portfolio's naked short sale positions will not exceed 8% of its assets.

Zero Coupon, Step Coupon and Pay-In-Kind Securities

          Each Portfolio may invest up to 10% (without limit for High-Yield Portfolio and Flexible Income Portfolio) of its assets in zero coupon, pay-in-kind and step coupon securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made. For the purposes of any Portfolio's restriction on investing in income-producing securities, income-producing securities include securities that make periodic interest payments as well as those that make interest payments on a deferred basis or pay interest only at maturity (e.g., Treasury bills or zero coupon bonds).

          Current federal income tax law requires holders of zero coupon securities and step coupon securities to report the portion of the original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to

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

          qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, and the regulations thereunder (the "Code"), a Portfolio must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds. Because a Portfolio will not receive cash payments on a current basis in respect of accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years that Portfolio may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. A Portfolio might obtain such cash from selling other portfolio holdings which might cause that Portfolio to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the assets to which Portfolio expenses could be allocated and to reduce the rate of return for that Portfolio. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a Portfolio to sell the securities at the time.

          Generally, the market prices of zero coupon, step coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

Pass-Through Securities

          The Portfolios may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Portfolios. The most common type of pass-through securities are mortgage-backed securities. Ginnie Mae Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. Ginnie Mae Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. A Portfolio will generally purchase "modified pass-through" Ginnie Mae Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the "issuer" and Ginnie Mae, regardless of whether or not the mortgagor actually makes the payment. Ginnie Mae Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. government.

          Freddie Mac issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble Ginnie Mae Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. Freddie Mac guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by Freddie Mac as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. government.

          Fannie Mae issues guaranteed mortgage pass-through certificates ("Fannie Mae Certificates"). Fannie Mae Certificates resemble Ginnie Mae Certificates in that each Fannie Mae Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by Fannie Mae as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. government.

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          Except for GMCs, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as the Portfolios), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. A portfolio manager will consider estimated prepayment rates in calculating the average-weighted maturity of a Portfolio. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by a Portfolio might be converted to cash and that Portfolio will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit a Portfolio's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

          Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies or other providers of credit. Generally, the originating bank or credit provider is neither the obligor nor the guarantor of the security, and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securities include units of beneficial interests in pools of purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. The market for tax-exempt asset-backed securities is still relatively new. These obligations are likely to involve unscheduled prepayments of principal.

Investment Company Securities

          From time to time, the Portfolios may invest in securities of other investment companies, subject to the provisions of Section 12(d)(1) of the 1940 Act. The Portfolios may invest in securities of money market funds managed by Janus Capital in excess of the limitations of Section 12(d)(1) under the terms of an SEC exemptive order obtained by Janus Capital and the Janus funds.

Depositary Receipts

          The Portfolios may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The Portfolios may also invest in European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and in other similar instruments representing securities of foreign companies. EDRs and GDRs are securities that are typically issued by foreign banks or foreign trust companies, although U.S. banks or U.S. trust companies may issue them. EDRs and GDRs are structured similarly to the arrangements of ADRs. EDRs, in bearer form, are designed for use in European securities markets.

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          Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency. The risks of foreign investing are addressed in some detail in the Portfolios' prospectus.

Municipal Obligations

          The Portfolios may invest in municipal obligations issued by states, territories and possessions of the United States and the District of Columbia. The value of municipal obligations can be affected by changes in their actual or perceived credit quality. The credit quality of municipal obligations can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer's future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the security is issued, and the liquidity of the security. Because municipal securities are generally traded over-the-counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal obligations may be enhanced by demand features, which would enable a Portfolio to demand payment on short notice from the issuer or a financial intermediary.

Other Income-Producing Securities

          Other types of income producing securities that the Portfolios may purchase include, but are not limited to, the following types of securities:

          VARIABLE AND FLOATING RATE OBLIGATIONS. These types of securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

          In order to most effectively use these investments, a portfolio manager must correctly assess probable movements in interest rates. This involves different skills than those used to select most portfolio securities. If the portfolio manager incorrectly forecasts such movements, a Portfolio could be adversely affected by the use of variable or floating rate obligations.

          STANDBY COMMITMENTS. These instruments, which are similar to a put, give a Portfolio the option to obligate a broker, dealer or bank to repurchase a security held by that Portfolio at a specified price.

          TENDER OPTION BONDS. Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

          INVERSE FLOATERS. Inverse floaters are debt instruments whose interest bears an inverse relationship to the interest rate on another security. No Portfolio will invest more than 5% of its assets in inverse floaters. Similar to variable and floating rate obligations, effective use of inverse floaters requires skills different from those needed to select most portfolio securities. If movements in interest rates are incorrectly anticipated, a fund could lose money or its NAV could decline by the use of inverse floaters.

          STRIP BONDS. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

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          The Portfolios will purchase standby commitments, tender option bonds and instruments with demand features primarily for the purpose of increasing the liquidity of their holdings.

Repurchase and Reverse Repurchase Agreements

          In a repurchase agreement, a Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Portfolio to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Portfolio may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days are subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Portfolios to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital.

          A Portfolio may use reverse repurchase agreements to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Portfolio sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Portfolio will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Portfolios will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Portfolio, although the Portfolio's intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect.

High-Yield/High-Risk Bonds


          Flexible Income Portfolio and High-Yield Portfolio may invest without limit in bonds that are rated below investment grade (e.g., bonds rated BB or lower by Standard & Poor's Ratings Services or Ba or lower by Moody's Investors Service, Inc.). Within the parameters of its specific investment policies, no other Portfolio intends to invest 35% or more of its net assets in such bonds, and Core Equity Portfolio will, under normal circumstances, limit its investments in such bonds to 20% of its net assets. Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Portfolio would experience a reduction in its income, and could expect a decline in the market value of the bonds so affected.


          Any Portfolio may also invest in unrated debt bonds of foreign and domestic issuers. For the Portfolios subject to such limit, unrated bands will be included in each Portfolio's 35% limit on investments in bonds rated below investment grade unless its portfolio manager deems such securities to be the equivalent of investment grade bonds. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the costs of obtaining a rating. A Portfolio's manager will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated municipal bonds.

Defaulted Securities

          A Portfolio will invest in defaulted securities only when its portfolio manager believes, based upon his or her analysis of the financial condition, results of operations and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation. For the Portfolios subject to such limit, defaulted securities will be included in each Portfolio's 35% limit on investments in bonds rated below investment grade. Notwithstanding the portfolio manager's belief about the resumption of income, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:

          FINANCIAL AND MARKET RISKS. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial or, at times, even total losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.

          DISPOSITION OF PORTFOLIO SECURITIES. Although these Portfolios generally will purchase securities for which their portfolio managers expect an active market to be maintained, defaulted securities may be less actively traded than other securities and it may be difficult to dispose of substantial holdings of such securities at prevailing market prices. The Portfolios will limit holdings of any such securities to amounts that the portfolio managers believe could be readily sold, and holdings of such securities would, in any event, be limited so as not to limit the Portfolios' ability to readily dispose of securities to meet redemptions.

          OTHER. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the Portfolios.

Futures, Options and Other Derivative Instruments

          FUTURES CONTRACTS. The Portfolios may enter into contracts for the purchase or sale for future delivery of fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. government securities, foreign government securities, equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the CFTC and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

          The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or certain other liquid assets by the Portfolios' custodian or subcustodian for the benefit of the FCM. Initial margin payments are similar to good faith deposits or performance bonds. Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Portfolio's investment limitations. If the

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

          value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of a Portfolio, that Portfolio may be entitled to return of margin owed to such Portfolio only in proportion to the amount received by the FCM's other customers. Janus Capital will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Portfolios do business and by depositing margin payments in a segregated account with the Portfolios' custodian.

          The Portfolios intend to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. The Portfolios will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations. To the extent that the Portfolios hold positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of a Portfolio's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

          Although a Portfolio will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to that Portfolio immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because a Portfolio's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, such Portfolio's return could be diminished due to the opportunity losses of foregoing other potential investments.

          A Portfolio's primary purpose in entering into futures contracts is to protect that Portfolio from fluctuations in the value of securities or interest rates without actually buying or selling the underlying debt or equity security. For example, if the Portfolio anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, that Portfolio could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against that Portfolio not participating in a market advance. This technique is sometimes known as an anticipatory hedge. To the extent a Portfolio enters into futures contracts for this purpose, the segregated assets maintained to cover such Portfolio's obligations with respect to the futures contracts will consist of liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by that Portfolio with respect to the futures contracts. Conversely, if a Portfolio holds stocks and seeks to protect itself from a decrease in stock prices, the Portfolio might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. A Portfolio could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

          If a Portfolio owns bonds and the portfolio manager expects interest rates to increase, that Portfolio may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as that Portfolio selling bonds in its portfolio. If interest rates increase as anticipated, the value of the bonds would decline, but the value of that Portfolio's interest rate futures contract will increase, thereby keeping the net asset value of that Portfolio from declining as much as it may have otherwise. If, on the other hand, a portfolio manager expects interest rates to decline, that Portfolio may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although a Portfolio can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

          The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the instrument underlying a futures contract. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by a portfolio manager still may not result in a successful use of futures.

          Futures contracts entail risks. Although the Portfolios believe that use of such contracts will benefit the Portfolios, a Portfolio's overall performance could be worse than if such Portfolio had not entered into futures contracts if the portfolio manager's investment judgement proves incorrect. For example, if a Portfolio has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, that Portfolio will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. In addition, if a Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to such Portfolio.

          The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a Portfolio will not match exactly such Portfolio's current or potential investments. A Portfolio may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests - for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities - which involves a risk that the futures position will not correlate precisely with the performance of such Portfolio's investments.

          Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with a Portfolio's investments. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a Portfolio's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A Portfolio may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not

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          be successful in all cases. If price changes in a Portfolio's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in that Portfolio's other investments.

          Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Portfolio to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, a Portfolio may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, such Portfolio's access to other assets held to cover its futures positions also could be impaired.

          OPTIONS ON FUTURES CONTRACTS. The Portfolios may buy and write put and call options on futures contracts. An option on a future gives a Portfolio the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when a Portfolio is not fully invested it may buy a call option on a futures contract to hedge against a market advance.

          The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, a Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in that Portfolio's holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at expiration of the option is higher than the exercise price, a Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which that Portfolio is considering buying. If a call or put option a Portfolio has written is exercised, such Portfolio will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, a Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

          The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Portfolio may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices or rising interest rates.

          The amount of risk a Portfolio assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the

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          purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

          FORWARD CONTRACTS. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the assets at the time of delivery. The Portfolios may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

          The following discussion summarizes the Portfolios' principal uses of forward foreign currency exchange contracts ("forward currency contracts"). A Portfolio may enter into forward currency contracts with stated contract values of up to the value of that Portfolio's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). A Portfolio will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). A Portfolio also may hedge some or all of its investments denominated in a foreign currency or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in options or futures contracts with respect to the currency. A Portfolio also may enter into a forward currency contract with respect to a currency where the Portfolio is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge"). In any of these circumstances a Portfolio may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio manager believes there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge").

          These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on a Portfolio's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting a Portfolio's currency exposure from one foreign currency to another removes that Portfolio's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to such Portfolio if its portfolio manager's projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for a Portfolio than if it had not entered into such contracts.

          The Portfolios will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in or whose value is tied to the currency underlying the forward contract or the currency being hedged. To the extent that a Portfolio is not able to cover its forward currency positions with

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          underlying portfolio securities, the Portfolios' custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of such Portfolio's commitments under forward contracts entered into with respect to position hedges, cross-hedges and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, a Portfolio will find alternative cover or segregate additional cash or other liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of such Portfolio's commitments with respect to such contracts. As an alternative to segregating assets, a Portfolio may buy call options permitting such Portfolio to buy the amount of foreign currency being hedged by a forward sale contract or a Portfolio may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

          While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Portfolios' ability to utilize forward contracts may be restricted. In addition, a Portfolio may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Portfolio assets.

          OPTIONS ON FOREIGN CURRENCIES. The Portfolios may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Portfolio may buy put options on the foreign currency. If the value of the currency declines, such Portfolio will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

          Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Portfolio may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Portfolio from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent projected, a Portfolio could sustain losses on transactions in foreign currency options that would require such Portfolio to forego a portion or all of the benefits of advantageous changes in those rates.

          The Portfolios may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, a Portfolio could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the decline in value of portfolio securities will be offset by the amount of the premium received.

          Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, should expire unexercised and allow that Portfolio to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and a Portfolio would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Portfolio also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

          The Portfolios may write covered call options on foreign currencies. A call option written on a foreign currency by a Portfolio is "covered" if that Portfolio owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if a Portfolio has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by such Portfolio in cash or other liquid assets in a segregated account with the Portfolios' custodian.

          The Portfolios also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which a Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option. Call options on foreign currencies which are entered into for cross-hedging purposes are not covered. However, in such circumstances, a Portfolio will collateralize the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

          OPTIONS ON SECURITIES. In an effort to increase current income and to reduce fluctuations in net asset value, the Portfolios may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter. The Portfolios may write and buy options on the same types of securities that the Portfolios may purchase directly.

          A put option written by a Portfolio is "covered" if that Portfolio (i) segregates cash not available for investment or other liquid assets with a value equal to the exercise price of the put with the Portfolios' custodian or (ii) holds a put on the same security and in the same principal amount as the put written and the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

          A call option written by a Portfolio is "covered" if that Portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Portfolios' custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if a Portfolio holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by that Portfolio in cash and other liquid assets in a segregated account with its custodian.

          The Portfolios also may write call options that are not covered for cross-hedging purposes. A Portfolio collateralizes its obligation under a written call option for cross-hedging purposes by segregating cash or other liquid assets in an amount not less than the market value of the underlying security, marked-to-market daily. A Portfolio would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and its portfolio manager believes that writing the option would achieve the desired hedge.

          The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

          The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

          In the case of a written call option, effecting a closing transaction will permit a Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit a Portfolio to write another put option to the extent that the exercise price is secured by deposited liquid assets. Effecting a closing transaction also will permit a Portfolio to use the cash or proceeds from the concurrent sale of any securities subject to the option for other investments. If a Portfolio desires to sell a particular security from its portfolio on which it has written a call option, such Portfolio will effect a closing transaction prior to or concurrent with the sale of the security.

          A Portfolio will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. A Portfolio will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Portfolio.

          An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, the Portfolio may not be able to effect closing transactions in particular options and the Portfolio would have to exercise the options in order to realize any profit. If a Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. The absence of a liquid secondary market may be due to the following: (i) insufficient trading interest in certain options, (ii) restrictions imposed by a national securities exchange ("Exchange") on which the option is traded on opening or closing transactions or both, (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, (iv) unusual or unforeseen circumstances that interrupt normal operations on an Exchange, (v) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

          A Portfolio may write options in connection with buy-and-write transactions. In other words, a Portfolio may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, a Portfolio's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between that Portfolio's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

          The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and a Portfolio's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, a Portfolio may elect to close the position or take delivery of the security at the exercise price and that Portfolio's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

          A Portfolio may buy put options to hedge against a decline in the value of its portfolio. By using put options in this way, a Portfolio will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

          A Portfolio may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by such Portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to that Portfolio.

          EURODOLLAR INSTRUMENTS. A Portfolio may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Portfolio might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

          SWAPS AND SWAP-RELATED PRODUCTS. A Portfolio may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with a Portfolio receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Portfolio's obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Portfolios' custodian. If a Portfolio enters into an interest rate swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. A Portfolio will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one NRSRO at the time of entering into such transaction. Janus Capital will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, a Portfolio will have contractual remedies pursuant to the agreements related to the transaction.

          The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Janus Capital has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent a Portfolio sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

          There is no limit on the amount of interest rate swap transactions that may be entered into by a Portfolio. These transactions may in some instances involve the delivery of securities or other underlying assets by a Portfolio or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, a Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. A Portfolio may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.

          ADDITIONAL RISKS OF OPTIONS ON FOREIGN CURRENCIES, FORWARD CONTRACTS AND FOREIGN INSTRUMENTS. Unlike transactions entered into by the Portfolios in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain Exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to Exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

          Options on foreign currencies traded on Exchanges are within the jurisdiction of the SEC, as are other securities traded on Exchanges. As a result, many of the protections provided to traders on organized Exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on an Exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on an Exchange may be more readily available than in the over-the-counter market, potentially permitting a Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

          The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

          In addition, options on U.S. government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Portfolio's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) low trading volume.

Investment adviser

          As stated in the Prospectus, each Portfolio has an Investment Advisory Agreement with Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928. Each Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Portfolios' investments, provide office space for the Portfolios, and pay the salaries, fees and expenses of all Portfolio officers and of those Trustees who are affiliated with Janus Capital. Janus Capital also may make payments to selected broker-dealer firms or institutions which were instrumental in the acquisition of shareholders for the Portfolios or other Janus Funds or which perform recordkeeping or other services with respect to shareholder accounts. The minimum aggregate size required for eligibility for such payments, and the factors in selecting the broker-dealer firms and institutions to which they will be made, are determined from time to time by Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Portfolios.

          The Portfolios pay custodian and transfer agent fees and expenses, brokerage commissions and dealer spreads and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, trade or other investment company organization dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Portfolio Trustees who are not affiliated with Janus Capital and other costs of complying with applicable laws regulating the sale of Portfolio shares. Pursuant to the Advisory Agreements, Janus Capital furnishes certain other services, including net asset value determination, portfolio accounting and recordkeeping, for which the Portfolios may reimburse Janus Capital for its costs.


          Growth Portfolio, Aggressive Growth Portfolio, Capital Appreciation Portfolio, Core Equity Portfolio, Balanced Portfolio, Growth and Income Portfolio, Strategic Value Portfolio, International Growth Portfolio, Worldwide Growth Portfolio, Global Life Sciences Portfolio and Global Technology Portfolio have each agreed to compensate Janus Capital for its services by the monthly payment of a fee at the annual rate of 0.65% of the average daily net assets of each Portfolio.



          Janus Capital has agreed to reimburse Strategic Value Portfolio, Core Equity Portfolio, Global Life Sciences Portfolio and Global Technology Portfolio by the amount, if any, that such Portfolio's normal operating expenses in any fiscal year, including the investment advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed an annual rate of 1.25% of the average daily net assets of the Portfolio until at least the next annual renewal of the advisory agreements. Mortality risk, expense risk and other charges imposed by participating insurance companies are excluded from the above expense limitation.


          High-Yield Portfolio has agreed to compensate Janus Capital for its services by the monthly payment of a fee at the annual rate of .75% of the first $300 million of average daily net assets of the Portfolio and .65% of the average daily net assets in excess of $300 million. Flexible Income Portfolio has agreed to compensate Janus Capital for its services by the monthly payment of a fee at the annual rate of .65% of the first $300 million of the average daily net assets of the Portfolio, plus .55% of the average daily net assets of the Portfolio in excess of $300 million. Janus Capital has agreed by contract to waive the advisory fee payable by High-Yield Portfolio and Flexible Income Portfolio in an amount equal to the amount, if any, that the Portfolio's normal operating expenses in any fiscal year, including the investment advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed 1% of the average daily net assets for a fiscal year. Mortality risk, expense risk and other charges imposed by participating insurance companies are excluded from the above expense limitation. Janus Capital has agreed to continue such waivers until at least the next annual renewal of the advisory agreements.

          The following table summarizes the advisory fees paid by the Portfolios and any advisory fee waivers for the periods indicated. The information below is for fiscal periods ended December 31. The information presented in the table below reflects the management fees in effect during each of the periods shown.


                                                  2000                            1999                        1998
                                       ---------------------------      ----------------------------   -----------------------
Portfolio Name                         Advisory Fees(1)   Waivers       Advisory Fees     Waivers      Advisory Fees   Waivers
------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio                         $24,948,688      $     --       $11,643,196           --       $5,144,931          --
Aggressive Growth Portfolio              $29,581,977      $     --       $10,080,519           --       $4,159,741          --
Capital Appreciation Portfolio           $ 8,477,539      $     --       $ 1,716,060           --       $  181,285          --
Strategic Value Portfolio                $    15,984(2)   $ 15,984(2,3)          N/A           --              N/A          --
Core Equity Portfolio(4)                 $   118,672      $ 70,742       $   106,069      $14,279       $   42,337     $34,357
Balanced Portfolio                       $20,105,983      $     --       $10,804,814           --       $4,020,954          --
Growth and Income Portfolio              $   935,796      $     --       $   201,847           --       $   12,900(5)  $12,900(3,5)
International Growth Portfolio           $ 9,772,975      $     --       $ 2,829,430           --       $1,547,572          --
Worldwide Growth Portfolio               $54,995,300      $     --       $25,509,504           --       $14,485,092         --
Global Life Sciences Portfolio           $   133,995(6)   $     --               N/A           --              N/A          --
Global Technology Portfolio              $ 2,010,693(6)   $     --               N/A           --              N/A          --
Flexible Income Portfolio                $ 1,344,877      $     --       $ 1,051,109           --       $  563,148          --
High-Yield Portfolio                     $    12,710      $ 12,710(3)    $    18,446      $18,446(3)    $   24,691     $24,691(3)



(1) The management fee paid by Growth, Aggressive Growth, Capital Appreciation, Core Equity, Balanced, Growth and Income, International Growth and Worldwide Growth Portfolios was reduced to 0.65% of the average daily net assets of each Portfolio.


(2) May 1, 2000 (inception) to December 31, 2000.


(3) Fee waiver by Janus Capital exceeded the advisory fee.


(4) Formerly, Equity Income Portfolio.


(5) May 1, 1998 (inception) to December 31, 1998.


(6) January 18, 2000 (inception) to December 31, 2000.


          The Advisory Agreement for each of the Portfolios is dated July 1, 1997 (except Strategic Value Portfolio, Global Life Sciences Portfolio and Global Technology Portfolio, which are each dated December 14,
          1999). The Portfolios' Advisory Agreements were each amended effective May 1, 2000. Each Advisory Agreement will continue in effect until July 1, 2001, and thereafter from year to year so long as such continuance is approved annually by a majority of the Portfolios' Trustees who are not parties to the Advisory Agreements or interested persons of any such party, and by either a majority of the outstanding voting shares or the Trustees of the Portfolios. Each Advisory Agreement (i) may be terminated without the payment of any penalty by any Portfolio or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval by vote of a majority of the Trustees of the affected Portfolio, including the Trustees who are not interested persons of that Portfolio or Janus Capital and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of that Portfolio.

          Janus Capital acts as sub-adviser for a number of private-label mutual funds and provides separate account advisor services for institutional accounts. Investment decisions for each account managed by Janus Capital, including the Portfolios, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. In some cases, this policy might adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account.

          Pursuant to an exemptive order granted by the SEC, the Portfolios and other portfolios advised by Janus Capital may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating portfolios on a pro rata basis.


          Stilwell Financial Inc. ("Stilwell"), owns approximately 91.6% of the outstanding voting stock of Janus Capital. Stilwell is a publicly traded holding company with principal operations in financial asset management businesses. Thomas H. Bailey, President, Chief Executive Officer and Chairman of the Board of Janus Capital, owns approximately 6.2% of Janus Capital's voting stock and, by agreement with Stilwell, selects at least a majority of Janus Capital's Board, subject to the approval of Stilwell, which Stilwell cannot unreasonably withhold.


          Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by a particular portfolio manager or team of portfolio managers. As a result, from time to time two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

          Janus Capital does not permit the Portfolios' portfolio managers to purchase and sell securities for their own accounts except under the limited exceptions contained in the Code of Ethics which applies to Directors/Trustees of Janus Capital and the Portfolios and employees of, and persons working on a contractual basis for, Janus Capital and its subsidiaries. The Code of Ethics is on file with and available through the SEC Web site at www.sec.gov. The Code of Ethics requires investment personnel, inside Directors/Trustees of Janus Capital and the Portfolios and certain other designated employees deemed to have access to current trading information to pre-clear all transactions in securities not otherwise exempt under the Code of Ethics. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics or would be deemed to adversely affect any transaction then known to be under consideration for or to have been effected on behalf of any client account, including the Portfolios.

          In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are required to be reviewed for compliance with the Code of Ethics. Those persons also may be required under certain circumstances to forfeit their profits made from personal trading.

          The provisions of the Code of Ethics are administered by and subject to exceptions authorized by Janus Capital.

Custodian, transfer agent and certain affiliations

          State Street Bank and Trust Company, P.O. Box 0351, Boston, Massachusetts 02117-0351 is the custodian of the domestic securities and cash of the Portfolios. State Street is the designated Foreign Custody Manager (as the term is defined in Rule 17f-5 under the 1940
          Act) of the Portfolios' securities and cash held outside the United States. The Portfolios' Trustees have delegated to State Street certain responsibilities for such assets, as permitted by Rule 17f-5. State Street and the foreign subcustodians selected by it hold the Portfolios' assets in safekeeping and collect and remit the income thereon, subject to the instructions of each Portfolio.

          Janus Service Corporation, P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Portfolios' transfer agent. In addition, Janus Service provides certain other administrative, recordkeeping and shareholder relations services to the Portfolios. Janus Service is not compensated for its services related to the Shares, except for out-of-pocket costs.

          The Portfolios pay DST Systems, Inc. ("DST"), a subsidiary of Stilwell, license fees at the annual rate of $3.06 per shareholder account for the equity portfolios and $3.98 per shareholder account for the fixed-income portfolios for the use of DST's shareholder accounting system. The Portfolios also pay DST $1.10 per closed shareholder account. The Portfolios pay DST for the use of its portfolio and fund accounting system a monthly base fee of $265 to $1,323 per month based on the number of Janus funds using the system and an asset charge of $1 per million dollars of net assets (not to exceed $500 per month).

          The Trustees have authorized the Portfolios to use an affiliate of DST as introducing broker for certain Portfolio transactions. Brokerage commissions paid on such transactions may be used as a means to reduce Portfolio expenses through credits against the charges of DST and its affiliates. Such credits will not reduce the fees Janus Capital is obligated to pay any Portfolio under its waiver agreement, and such Portfolio receives the benefit of any such credits. See "Portfolio Transactions and Brokerage."

          Janus Distributors, Inc., 100 Fillmore Street, Denver, Colorado 80206-4928, a wholly-owned subsidiary of Janus Capital, is a distributor of the Portfolios. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

Portfolio transactions and brokerage

          Decisions as to the assignment of portfolio business for the Portfolios and negotiation of its commission rates are made by Janus Capital whose policy is to obtain the "best execution" (prompt and reliable execution including such factors as liquidity, anonymity and price) of all portfolio transactions. The Portfolios may trade foreign securities in foreign countries because the best available market for these securities is often on foreign exchanges. In transactions on foreign stock exchanges, brokers' commissions are frequently fixed and are often higher than in the United States, where commissions are negotiated.

          In selecting brokers and dealers and in negotiating commissions, Janus Capital considers a number of factors, including but not limited to:
          Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the quality of the execution, clearance and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to a Portfolio or to a third party service provider to the Portfolio to pay Portfolio expenses; and research products or services provided. In recognition of the value of the foregoing factors, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. Research may include furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities; furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy; access to research analysts, corporate management personnel, industry experts, economists and government officials; comparative performance evaluation and technical measurement services and quotation services, and products and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver, process or otherwise utilize information, including the research described above) that assist Janus Capital in carrying out its responsibilities. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts. Most brokers and dealers used by Janus Capital provide research and other services described above.

          For the year ended December 31, 2000, the total brokerage commissions paid by the Portfolios to brokers and dealers in transactions identified for execution primarily on the basis of research and other services provided to the Portfolios are summarized below:


Portfolio Name                                                Commissions    Transactions
------------------------------------------------------------------------------------------
Growth Portfolio                                              $2,011,985    $1,973,606,927
Aggressive Growth Portfolio                                   $1,420,570    $1,512,525,920
Capital Appreciation Portfolio                                $  576,089    $  720,469,218
Strategic Value Portfolio                                     $    3,575    $    2,040,393
Core Equity Portfolio(1)                                      $   12,315    $   11,503,134
Balanced Portfolio                                            $1,199,664    $1,109,802,440
Growth and Income Portfolio                                   $   83,934    $   77,514,567
International Growth Portfolio                                $  355,305    $  328,062,813
Worldwide Growth Portfolio                                    $2,399,978    $2,353,226,124
Global Life Sciences Portfolio                                $   30,097    $   26,734,448
Global Technology Portfolio                                   $  117,086    $  102,027,053
High-Yield Portfolio                                          $       16    $        4,622



(1) Formerly, Equity Income Portfolio.

Note: Portfolios that are not included in the table did not pay any commissions related to research for the stated period.

          Janus Capital may use research products and services in servicing other accounts in addition to the Portfolios. If Janus Capital determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, Janus Capital may allocate the costs of such service or product accordingly. Only that portion of the product or service that Janus Capital determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may create a conflict of interest for Janus Capital.

          Janus Capital does not enter into agreements with any brokers regarding the placement of securities transactions because of the research services they provide. It does, however, have an internal procedure for allocating transactions in a manner consistent with its execution policy to brokers that it has identified as providing superior executions and research, research-related products or services which benefit its advisory clients, including the Portfolios. Research products and services incidental to effecting securities transactions furnished by brokers or dealers may be used in servicing any or all of Janus Capital's clients and such research may not necessarily be used by Janus Capital in connection with the accounts which paid commissions to the broker-dealer providing such research products and services.

          Janus Capital may consider sales of Portfolio Shares or shares of other Janus funds by a broker-dealer or the recommendation of a broker-dealer to its customers that they purchase Portfolio Shares as a factor in the selection of broker-dealers to execute Portfolio transactions. Janus Capital may also consider payments made by brokers effecting transactions for a Portfolio (i) to the Portfolio or (ii) to other persons on behalf of the Portfolio for services provided to the Portfolio for which it would be obligated to pay. In placing Portfolio business with such broker-dealers, Janus Capital will seek the best execution of each transaction.

          When the Portfolios purchase or sell a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital better prices and executions will be achieved through the use of a broker.

          The Portfolios' Trustees have authorized Janus Capital to place transactions with DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. Janus Capital may do so if it reasonably believes that the quality of the transaction and the associated commission are fair and reasonable and if, overall, the associated transaction costs, net of any credits described above under "Custodian, Transfer

          Agent and Certain Affiliations," are lower than the net costs that would be incurred through other brokerage firms that provide comparable best execution.

          The following table lists the total amount of brokerage commissions paid by each Portfolio for the fiscal periods ending on December 31st of each year:


Portfolio Name                                                   2000           1999           1998
------------------------------------------------------------------------------------------------------
Growth Portfolio                                              $ 3,423,084    $1,800,731     $1,062,104
Aggressive Growth Portfolio                                   $ 2,582,189    $1,664,794     $1,157,439
Capital Appreciation Portfolio                                $   730,533    $  232,858     $   39,464
Strategic Value Portfolio                                     $     8,024(1)         N/A           N/A
Core Equity Portfolio(2)                                      $    22,893    $   15,272     $    6,415
Balanced Portfolio                                            $ 2,213,641    $1,254,757     $  337,008
Growth and Income Portfolio                                   $   131,011    $   39,174     $    3,844(3)
International Growth Portfolio                                $ 3,344,307    $1,084,559     $  810,115
Worldwide Growth Portfolio                                    $13,476,203    $7,327,446     $5,334,034
Global Life Sciences Portfolio                                $    60,730(1)         N/A           N/A
Global Technology Portfolio                                   $   499,126(4)         N/A           N/A
Flexible Income Portfolio                                     $     1,311    $    1,200     $    4,050
High-Yield Portfolio                                          $        37    $       60     $      679



(1) May 1, 2000 (inception) to December 31, 2000.


(2) Formerly, Equity Income Portfolio.


(3) May 1, 1998 (inception) to December 31, 1998.


(4) January 18, 2000 (inception) to December 31, 2000.


          Included in such brokerage commissions are the following amounts paid to DSTS, which served to reduce each Portfolio's out-of-pocket expenses as follows:


                                                                Commission Paid
                                                              through DSTS for the
                                                                  Period Ended       Reduction of    % of Total     % of Total
Portfolio Name                                                 December 31, 2000*     Expenses*     Commissions    Transactions
--------------------------------------------------------------------------------------------------------------------------------
Core Equity Portfolio**                                             $    37            $    28         0.16%           0.22%
Growth and Income Portfolio                                         $   305            $   229         0.23%           0.22%
International Growth Portfolio                                      $ 1,241            $   931         0.04%           0.03%
Worldwide Growth Portfolio                                          $16,745            $12,559         0.12%           0.12%


 * The difference between commissions paid through DSTS and expenses reduced constitute commissions paid to an unaffiliated clearing broker.

** Formerly, Equity Income Portfolio.

Note: Portfolios that did not execute trades with DSTS during the stated periods are not included in the table.


                                                        Commission Paid                        Commission Paid
                                                      through DSTS for the                   through DSTS for the
                                                          Period Ended       Reduction of        Period Ended        Reduction of
Portfolio Name                                         December 31, 1999*     Expenses*       December 31, 1998*      Expenses*
---------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio                                             $7,244             $5,433              $6,937              $5,203
Aggressive Growth Portfolio                                  $   --             $   --              $9,626              $7,219
Core Equity Portfolio**                                      $   --             $   --              $    7              $    6
Balanced Portfolio                                           $2,294             $1,721              $   --              $   --
Growth and Income Portfolio                                  $   55             $   41              $   --              $   --


 * The difference between commissions paid through DSTS and expenses reduced constitute commissions paid to an unaffiliated clearing broker.

** Formerly, Equity Income Portfolio.

Note: Portfolios that did not execute trades with DSTS during the periods indicated are not included in the table.

          As of December 31, 2000, certain Portfolios owned securities of their regular broker-dealers (or parents), as shown below:


                                                                                              Value of
                                                                      Name of                Securities
Portfolio Name                                                     Broker-Dealer               Owned
--------------------------------------------------------------------------------------------------------
Growth Portfolio                                           Charles Schwab Corp.             $ 93,473,663
Growth Portfolio                                           Goldman Sachs Group, Inc.          35,788,238
Growth Portfolio                                           Merrill Lynch & Company, Inc.     105,525,543
Aggressive Growth Portfolio                                E*TRADE Group, Inc.                11,604,636
Capital Appreciation Portfolio                             Merrill Lynch & Company, Inc.      77,112,835
Core Equity Portfolio(1)                                   Charles Schwab Corp.                  142,017
Balanced Portfolio                                         Charles Schwab Corp.               28,608,782
Growth and Income Portfolio                                Charles Schwab Corp.                1,616,552
Growth and Income Portfolio                                Merrill Lynch & Company, Inc.         216,881
Strategic Value Portfolio                                  Merrill Lynch & Company, Inc.          78,416
Worldwide Growth Portfolio                                 Goldman Sachs Group, Inc.          38,439,219



(1) Formerly, Equity Income Portfolio.

Trustees and officers

          The following are the names of the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years.


Thomas H. Bailey, Age 64 - Trustee, Chairman and President+
100 Fillmore Street
Denver, CO 80206-4928

--------------------------------------------------------------------------------
          Trustee, Chairman and President of Janus Investment Fund and Janus Adviser Series. Chairman, Chief Executive Officer, Director and President of Janus Capital. President and Director of The Janus Foundation. Director of Janus Distributors, Inc.

Dennis B. Mullen, Age 57 - Trustee
7500 E. McCormick Parkway, #24
Scottsdale, AZ 85258
--------------------------------------------------------------------------------
          Trustee of Janus Investment Fund and Janus Adviser Series. Private Investor. Formerly (1997-1998), Chief Financial Officer - Boston Market Concepts, Boston Chicken, Inc., Golden, CO (restaurant chain); (1993 to 1997) President and Chief Executive Officer of BC Northwest, L.P., a franchise of Boston Chicken, Inc., Bellevue, WA (restaurant chain).

James T. Rothe, Age 57 - Trustee
102 South Tejon Street, Suite 1100
Colorado Springs, CO 80903
--------------------------------------------------------------------------------
          Trustee of Janus Investment Fund and Janus Adviser Series. Professor of Business, University of Colorado, Colorado Springs, CO. Formerly (1988-1999), Principal of Phillips-Smith Retail Group, Colorado Springs, CO (a venture capital firm).


William D. Stewart, Age 57 - Trustee
5330 Sterling Drive
Boulder, CO 80301

--------------------------------------------------------------------------------
          Trustee of Janus Investment Fund and Janus Adviser Series. Corporate Vice President and General Manager of MKS Instruments - HPO Products, Boulder, CO (manufacturer of vacuum fittings and valves).


Martin H. Waldinger, Age 63 - Trustee
7340 Caminto Bassano West
La Jolla, CA 92037

--------------------------------------------------------------------------------
          Trustee of Janus Investment Fund and Janus Adviser Series. Private Consultant. Formerly (1993-1996), Director of Run Technologies, Inc., a software development firm, San Carlos, CA.

--------------------------------------------------------------------------------
+Interested person of the Trust and Janus Capital.

Laurence J. Chang, Age 36 - Executive Vice President and co-portfolio manager of
                            Worldwide Growth Portfolio+
100 Fillmore Street
Denver, Co 80206-4928

--------------------------------------------------------------------------------
          Executive Vice President of Janus Investment Fund and Janus Adviser Series. Vice President of Janus Capital. Formerly (1993-1998), a research analyst at Janus Capital. Formerly (May 1998-December 2000), Executive Vice President and Co-Manager of International Growth Portfolio.

David J. Corkins, Age 34 - Executive Vice President and portfolio manager of
                           Growth and Income Portfolio
100 Fillmore Street
Denver, CO 80206-4928
--------------------------------------------------------------------------------
          Executive Vice President of Janus Investment Fund and Janus Adviser Series. Vice President of Janus Capital. Formerly (1995-1997), research analyst at Janus Capital.


David C. Decker, Age 35 - Executive Vice President and portfolio manager of
                          Strategic Value Portfolio+
100 Fillmore Street
Denver, CO 80206-4928

--------------------------------------------------------------------------------
          Executive Vice President of Janus Investment Fund and Janus Adviser Series. Vice President of Janus Capital. Formerly (1992-1996), research analyst at Janus Capital.


James P. Goff, Age 37 - Executive Vice President and portfolio manager of
                        Aggressive Growth Portfolio+
100 Fillmore Street
Denver, CO 80206-4928

--------------------------------------------------------------------------------
          Executive Vice President of Janus Investment Fund and Janus Adviser Series. Vice President of Janus Capital.


Helen Young Hayes, Age 39 - Executive Vice President and co-portfolio manager of
                            International Growth Portfolio and Worldwide Growth Portfolio+
100 Fillmore Street
Denver, CO 80206-4928

--------------------------------------------------------------------------------
          Executive Vice President of Janus Investment Fund and Janus Adviser Series. Vice President and Director of Janus Capital.


C. Mike Lu, Age 32 - Executive Vice President and portfolio manager of Global
                     Technology Portfolio+
100 Fillmore Street
Denver, CO 80206-4928

--------------------------------------------------------------------------------
          Executive Vice President of Janus Investment Fund. Vice President of Janus Capital. Formerly (1991-1998), research analyst at Janus Capital.

--------------------------------------------------------------------------------
+ Interested person of the Trust and Janus Capital.

Brent A. Lynn, Age 37 - Executive Vice President and co-portfolio manager of
                        International Growth Portfolio+
100 Fillmore Street
Denver, CO 80206-4928

--------------------------------------------------------------------------------
          Executive Vice President of Janus Investment Fund and Janus Adviser Series. Vice President of Janus Capital. Formerly (1991-2000), research analyst at Janus Capital.

Thomas R. Malley, Age 32 - Executive Vice President and portfolio manager of
                           Global Life Sciences Portfolio+
100 Fillmore Street
Denver, CO 80206-4928
--------------------------------------------------------------------------------
          Executive Vice President of Janus Investment Fund. Vice President of Janus Capital. Formerly (1991-1998), research analyst at Janus Capital.


Karen L. Reidy, Age 34 - Executive Vice President and portfolio manager of Core
                         Equity Portfolio and Balanced Portfolio+
100 Fillmore Street
Denver, CO 80206-4928

--------------------------------------------------------------------------------
          Executive Vice President of Janus Investment Fund and Janus Adviser Series. Vice President of Janus Capital. Formerly (1995-1999), an equity analyst at Janus Capital.


Blaine P. Rollins, Age 34 - Executive Vice President and portfolio manager of
                            Growth Portfolio+
100 Fillmore Street
Denver, CO 80206-4928

--------------------------------------------------------------------------------

          Executive Vice President of Janus Investment Fund and Janus Adviser Series. Vice President of Janus Capital. Formerly (May 1996-December
          1999), Executive Vice President and Portfolio Manager of Balanced Portfolio; (May 1997-December 1999) Executive Vice President and Portfolio Manager of Core Equity Portfolio.



Sandy R. Rufenacht, Age 36 - Executive Vice President and portfolio manager of
                             High-Yield Portfolio+
100 Fillmore Street
Denver, CO 80206-4928

--------------------------------------------------------------------------------
          Executive Vice President of Janus Investment Fund. Vice President of Janus Capital.

Scott W. Schoelzel, Age 42 - Executive Vice President and portfolio manager of
                             Capital Appreciation Portfolio+
100 Fillmore Street
Denver, CO 80206-4928
--------------------------------------------------------------------------------
          Executive Vice President of Janus Investment Fund and Janus Adviser Series. Vice President of Janus Capital.

--------------------------------------------------------------------------------
+ Interested person of the Trust and Janus Capital.

Ronald V. Speaker, Age 36 - Executive Vice President and portfolio manager of
                            Flexible Income Portfolio+
100 Fillmore Street
Denver, CO 80206-4928
--------------------------------------------------------------------------------
          Executive Vice President of Janus Investment Fund and Janus Adviser Series. Vice President of Janus Capital. Formerly (May 1996-May 1998), Co-Manager of Janus High-Yield Portfolio.

Thomas A. Early, Age 46 - Vice President and General Counsel+
100 Fillmore Street
Denver, CO 80206-4928
--------------------------------------------------------------------------------

          Vice President and General Counsel of Janus Investment Fund and Janus Adviser Series, Vice President, General Counsel and Secretary of Janus Capital and The Janus Foundation. Vice President, General Counsel, Secretary and Director of Janus Service Corporation, Janus Distributors, Inc., Janus International Holding Company, Janus Capital International, Ltd. and Janus Institutional Services, Inc. Vice President, General Counsel and Director of Janus International Limited and Janus International (Asia) Limited. Director of Janus World Funds Plc., Janus Universal Funds and Janus Capital Trust Manager Limited. Interim Financial Officer of Janus International Limited. Formerly (1997-1998), Executive Vice President and General Counsel of Prudential Investments Fund Management LLC, Newark, NJ. Formerly (1994-1997), Vice President and General Counsel of Prudential Retirement Services, Newark, NJ.



Bonnie M. Howe, Age 36 - Vice President+
100 Fillmore Street
Denver, CO 80206-4928

--------------------------------------------------------------------------------

          Vice President of Janus Investment Fund and Janus Adviser Series. Vice President and Assistant General Counsel of Janus Capital, Janus Distributors, Inc. and Janus Service Corporation.



Kelley Abbott Howes, Age 36 - Vice President and Secretary+
100 Fillmore Street
Denver, CO 80206-4928

--------------------------------------------------------------------------------

          Vice President and Secretary of Janus Investment Fund and Janus Adviser Series. Vice President and Assistant General Counsel of Janus Capital, Janus Distributors, Inc. and Janus Service Corporation.


Glenn P. O'Flaherty, Age 42 - Treasurer and Chief Accounting Officer+
100 Fillmore Street
Denver, CO 80206-4928
--------------------------------------------------------------------------------
          Treasurer and Chief Accounting Officer of Janus Investment Fund and Janus Adviser Series. Vice President of Janus Capital. Formerly (1991-1997), Director of Fund Accounting, Janus Capital.

--------------------------------------------------------------------------------
+ Interested person of the Trust and Janus Capital.

Heidi J. Walter, Age 33 - Vice President+
100 Fillmore Street
Denver, CO 80206-4928
--------------------------------------------------------------------------------
          Vice President of Janus Investment Fund and Janus Adviser Series. Vice President and Assistant General Counsel of Janus Capital and Janus Service Corporation. Formerly (1995-1999), Vice President and Senior Legal Counsel at Stein Roe and Farnham Incorporated.
--------------------------------------------------------------------------------
+Interested person of the Trust and Janus Capital.

          The Trustees are responsible for major decisions relating to each Portfolio's objective, policies and techniques. The Trustees also supervise the operation of the Portfolios by their officers and review the investment decisions of the officers although they do not actively participate on a regular basis in making such decisions.

          The following table shows the aggregate compensation paid to each Trustee by the Portfolios and all funds advised and sponsored by Janus Capital (collectively, the "Janus Funds") for the periods indicated. None of the Trustees receive pension or retirement benefits from the Portfolios or the Janus Funds.

                                                              Aggregate Compensation       Total Compensation
                                                              from the Portfolios for   from the Janus Funds for
                                                                 fiscal year ended         calendar year ended
                  Name of Person, Position                       December 31, 2000         December 31, 2000**
-----------------------------------------------------------------------------------------------------------------
Thomas H. Bailey, Chairman and Trustee*                               $     0                   $120,667
William D. Stewart, Trustee                                           $12,661                   $120,667
Dennis B. Mullen, Trustee                                             $11,502                   $120,667
Martin H. Waldinger, Trustee                                          $12,661                   $120,667
James T. Rothe, Trustee                                               $11,502                   $120,667

 * An interested person of the Portfolios and of Janus Capital. Compensated by Janus Capital and not the Portfolios.
** As of December 31, 2000, Janus Funds consisted of three registered investment companies comprised of a total of 49 funds.

Shares of the trust

NET ASSET VALUE DETERMINATION

          As stated in the Prospectus, the net asset value ("NAV") of the Shares of each Portfolio is determined once each day on which the NYSE is open, at the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). The NAV of the Shares of each Portfolio is not determined on days the NYSE is closed. The per Share NAV of the Shares of each Portfolio is determined by dividing the total value of a Portfolio's securities and other assets, less liabilities, attributable to the Shares of a Portfolio, by the total number of Shares outstanding. In determining NAV, securities listed on an Exchange, the NASDAQ National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Municipal securities held by the Portfolios are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Portfolios and are based upon last trade or closing sales prices or a computerized matrix system or appraisals obtained by a pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter market are valued at their closing bid prices. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Each Portfolio will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on an amortized cost basis. Securities for which quotations are not readily available, and other assets, are valued at fair values determined in good faith under procedures established by and under the supervision of the Trustees.

          Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which a Portfolio's NAV is not calculated. A Portfolio calculates its NAV per Share, and therefore effects sales, redemptions and repurchases of its Shares, as of the close of the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation.

PURCHASES

          Shares of the Portfolios can be purchased only by (i) the separate accounts of participating insurance companies for the purpose of funding variable insurance contracts and (ii) certain qualified retirement plans. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by a Portfolio when authorized organizations, their agents or affiliates receive the order. The Portfolios are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Shares of the Portfolios are purchased at the NAV per Share as determined at the close of the regular trading session of the NYSE next occurring after a purchase order is received and accepted by a Portfolio or its authorized agent. In order to receive a day's price, your order must be received by the close of the regular trading session of the NYSE as described above in "Net Asset Value Determination." The prospectus for your insurance company's separate account or your plan documents contain detailed information about investing in the different Portfolios.

REDEMPTIONS

          Redemptions, like purchases, may only be effected through the separate accounts of participating insurance companies or qualified retirement plans. Certain designated organizations are authorized to receive redemption orders on the Portfolios' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by a Portfolio when authorized organizations, their agents or affiliates receive the order. The Portfolios are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Shares normally will be redeemed for cash, although each Portfolio retains the right to redeem some or all of its Shares in kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Portfolios are governed by Rule 18f-1 under the 1940 Act, which requires each Portfolio to sell shares solely in cash up to the lesser of $250,000 or 1% of the NAV of that Portfolio during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Portfolio will have the option of selling the excess in cash or in kind. If shares are sold in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Shares of the Trust - Net Asset Value Determination" and such valuation will be made as of the same time the redemption price is determined.

          The right to require the Portfolios to sell their shares may be suspended, or the date of payment may be postponed, whenever (1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends, (2) the SEC permits such suspension and so orders, or (3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Income dividends, capital gains distributions and tax status

          It is a policy of the Shares of the Portfolios to make distributions of substantially all of their respective investment income and any net realized capital gains. The Portfolios intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code ("Code"). In addition, each Portfolio intends to comply with the diversification requirements of Code Section 817(h) related to the tax-deferred status of insurance company separate accounts.

          All income dividends and capital gains distributions, if any, on a Portfolio's Shares are reinvested automatically in additional Shares of that Portfolio at the NAV determined on the first business day following the record date.

          The Portfolios may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the IRS. In order to avoid taxes and interest that must be paid by the Portfolios if these instruments appreciate in value, the Portfolios may make various elections permitted by the tax laws. However, these elections could require that the Portfolios recognize taxable income, which in turn must be distributed.

          Some foreign securities purchased by the Portfolios may be subject to foreign taxes which could reduce the yield on such securities. The amount of such foreign taxes is expected to be insignificant. The Portfolios may from year to year make the election permitted under
          Section 853 of the Code to pass through such taxes to shareholders. If such election is not made, any foreign taxes paid or accrued will represent an expense to each Portfolio which will reduce its investment company taxable income.

          Because Shares of the Portfolios can only be purchased through variable insurance contracts or qualified plans, it is anticipated that any income dividends or capital gains distributions will be exempt from current taxation if left to accumulate within such contracts or plans. See the prospectus for the separate account of the related insurance company or the plan documents for additional information.

Principal shareholders


          The officers and Trustees of the Portfolios cannot directly own Shares of the Portfolios without purchasing an insurance contract through one of the participating insurance companies or through a qualified plan. As a result, such officers and Trustees as a group own less than 1% of the outstanding Shares of each Portfolio. As of May 11, 2001, all of the outstanding Shares of the Portfolios were owned by certain insurance company separate accounts or qualified plans. The percentage ownership of each separate account or plan owning more than 5% of the Shares of any Portfolio is as follows:


          Aetna Life Insurance & Annuity Company, 151 Farmington Avenue, Hartford, CT 06156, owned of record 5% or more of the outstanding Shares of the Portfolios, as follows:


                                                              Held by Aetna Insurance & Annuity
Portfolio Name                                                             Company
-----------------------------------------------------------------------------------------------
Growth Portfolio                                                            29.57%
Aggressive Growth Portfolio                                                 55.96%
Balanced Portfolio                                                          31.20%
Worldwide Growth Portfolio                                                  32.67%
Flexible Income Portfolio                                                   35.11%


          ADP, 1 ADP Boulevard, Roseland, NJ 07068, owned of record 5% or more of the outstanding Shares of the Portfolios, as follows:


Portfolio Name                                                           Held by ADP
-----------------------------------------------------------------------------------------------
International Growth Portfolio                                              6.03%


          American United Life Insurance Company, PO Box 1995, Indianapolis, IN 46206, owned of record 5% or more of the outstanding Shares of the Portfolios, as follows:


                                                                   Held by American United
Portfolio Name                                                     Life Insurance Company
-----------------------------------------------------------------------------------------------
Flexible Income Portfolio                                                   9.59%


          Connecticut Mutual Life Insurance Company, 1295 State Street, Springfield, MA 01111, owned of record 5% or more of the outstanding Shares of the Portfolios, as follows:


                                                                 Held by Connecticut Mutual
Portfolio Name                                                     Life Insurance Company
-----------------------------------------------------------------------------------------------
Capital Appreciation Portfolio                                              13.18%


          GE Life & Annuity Company, 6610 W. Broad Street, Richmond, VA 23230, owned of record 5% or more of the outstanding Shares of the Portfolios, as follows:


                                                                  Held by GE Life & Annuity
Portfolio Name                                                             Company
-----------------------------------------------------------------------------------------------
Growth Portfolio                                                            21.38%
Aggressive Growth Portfolio                                                 14.15%
Capital Appreciation Portfolio                                              40.56%
Balanced Portfolio                                                          18.17%
International Growth Portfolio                                              21.85%
Worldwide Growth Portfolio                                                  12.00%
Flexible Income Portfolio                                                   26.76%

          Great-West Life & Annuity, 8515 E. Orchard Road, Englewood, CO 80111, owned of record 5% or more of the outstanding Shares of the Portfolios, as follows:


                                                                  Held by Great-West Life &
Portfolio Name                                                         Annuity Company
-----------------------------------------------------------------------------------------------
Flexible Income Portfolio                                                   7.48%


          Kemper Investors Life Insurance Company, 1 Kemper Drive T-1, Long Grove, IL 60049, owned of record 5% or more of the outstanding Shares of the Portfolios, as follows:


                                                                Held by Kemper Investors Life
Portfolio Name                                                        Insurance Company
-----------------------------------------------------------------------------------------------
Growth and Income Portfolio                                                 81.35%



          Lincoln Benefit Life Variable Annuity, Nebraska Service Center, 2940
          S. 83rd Street, Lincoln, NE 68506, owned of record 5% or more of the outstanding Shares of the Portfolios, as follows:



                                                                   Held by Lincoln Benefit
Portfolio Name                                                      Life Variable Annuity
-----------------------------------------------------------------------------------------------
Flexible Income Portfolio                                                   5.42%


          Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, IN 46802, owned of record 5% or more of the outstanding Shares of the Portfolios, as follows:


                                                                  Held by Lincoln National
Portfolio Name                                                     Life Insurance Company
-----------------------------------------------------------------------------------------------
Worldwide Growth Portfolio                                                  5.37%


          MONY Life Insurance Company, 1740 Broadway, Suite 635, New York, NY 10019, owned of record 5% or more of the outstanding Shares of the Portfolios, as follows:


                                                                      Held by MONY Life
Portfolio Name                                                        Insurance Company
-----------------------------------------------------------------------------------------------
Capital Appreciation Portfolio                                              7.09%


          New York Life Insurance & Annuity Corporation, Morris Corporate Center 1, Building A, 300 Interspace Parkway, Parsippany, NJ 07054, owned of record 5% or more of the outstanding Shares of the Portfolios, as follows:


                                                                    Held by New York Life
                                                                     Insurance & Annuity
Portfolio Name                                                             Company
-----------------------------------------------------------------------------------------------
Balanced Portfolio                                                          24.74%
Worldwide Growth Portfolio                                                  10.79%


          Pruco Life Insurance Company, 100 Mulberry Street, Neward, NJ 07102, owned of record 5% or more of the outstanding Shares of the Portfolios, as follows:


                                                                        Held by Pruco
Portfolio Name                                                     Life Insurance Company
-----------------------------------------------------------------------------------------------
Growth Portfolio                                                            13.05%
International Growth Portfolio                                              32.29%

          State Street Bank and Trust Company, FBO Northwest Airlines Retirement Savings Plan, 105 Rosemont Road, Westwood, MA 02090, owned of record 5% or more of the outstanding Shares of the Portfolios, as follows:


                                                                 Held by State Street Bank &
Portfolio Name                                                          Trust Company
-----------------------------------------------------------------------------------------------
International Growth Portfolio                                              7.96%


          Western Reserve Life Assurance Co., of Ohio, 570 Carillon Parkway, St. Petersburg, FL 33716, owned of record 5% or more of the outstanding Shares of the Portfolios, as follows:


                                                                Held by Western Reserve Life
Portfolio Name                                                      Assurance Co. of Ohio
-----------------------------------------------------------------------------------------------
Strategic Value Portfolio                                                  100.00%
Core Equity Portfolio                                                       99.99%
Growth and Income Portfolio                                                 15.13%
Global Life Sciences Portfolio                                             100.00%
Global Technology Portfolio                                                100.00%
High-Yield Portfolio                                                       100.00%


          No qualified plan owned more than 10% of the shares of the Trust as a whole.

          The Shares held by the separate accounts of each insurance company, including Shares for which no voting instructions have been received, will be voted by each insurance company in proportion to instructions received from contract owners.

Miscellaneous information

          Each Portfolio is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Delaware business trust on May 20, 1993. As of the date of this SAI, the Trust is offering fifteen series of shares, known as "Portfolios," fourteen of which consists of two classes of shares.

SHARES OF THE TRUST

          The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $.001 per share for each series of the Trust. Shares of each Portfolio are fully paid and nonassessable when issued. Shares of a Portfolio participate equally in dividends and other distributions by the shares of such Portfolio, and in residual assets of that Portfolio in the event of liquidation. Shares of each Portfolio have no preemptive, conversion or subscription rights.

          The Portfolios each offer two classes of shares. The Shares discussed in this SAI are offered only in connection with investment in and payments under variable insurance contracts and to qualified retirement plans. The second class of shares, Service Shares, is offered only in connection with investment in and payments under variable insurance contracts and to qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants.

SHAREHOLDER MEETINGS

          The Trust does not intend to hold annual shareholder meetings. However, special meetings may be called for a specific Portfolio or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Separate votes are taken by each Portfolio or class only if a matter affects or requires the vote of only that Portfolio or class or that Portfolio's or class' interest in the matter differs from the interest of other Portfolios of the Trust. Shareholder is entitled to one vote for each Share owned.

VOTING RIGHTS

          A participating insurance company issuing a variable insurance contract will vote shares in the separate account as required by law and interpretations thereof, as may be amended or changed from time to time. In accordance with current law and interpretations, a participating insurance company is required to request voting instructions from policy owners and must vote shares in the separate account, including shares for which no instructions have been received, in proportion to the voting instructions received. Additional information may be found in the participating insurance company's separate account prospectus.

          The Trustees are responsible for major decisions relating to each Portfolio's policies and objectives; the Trustees oversee the operation of each Portfolio by its officers and review the investment decisions of the officers.

          The present Trustees were elected by the initial trustee of the Trust on May 25, 1993, and were approved by the initial shareholder on May 25, 1993, with the exception of Mr. Rothe who was appointed by the Trustees as of January 1, 1997. Under the Trust Instrument, each Trustee will continue in office until the termination of the Trust or his earlier death, retirement, resignation, bankruptcy, incapacity or removal. Vacancies will be filled by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize their Portfolio, to amend the Trust Instrument, to bring certain derivative actions and on any other matters on which a shareholder vote is required by the 1940 Act, the Trust Instrument, the Trust's Bylaws or the Trustees.

          As mentioned above in "Shareholder Meetings," each share of each portfolio of the Trust has one vote (and fractional votes for fractional shares). Shares of all portfolios of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

INDEPENDENT ACCOUNTANTS

          PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado 80202, independent accountants for the Portfolios, audit the Portfolios' annual financial statements and prepare their tax returns.

REGISTRATION STATEMENT

          The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Portfolios or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

Performance information

          Quotations of average annual total return for the Shares of a Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Shares of such Portfolio over periods of 1, 5, and 10 years (up to the life of the Portfolio). These are the annual total rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula: P(1 + T)(n) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of expenses of the Shares of a Portfolio on an annual basis, and assume that all dividends and distributions are reinvested when paid.

          The average annual total return of the Shares of each Portfolio, computed as of December 31, 2000, is shown in the table below.


                                                                                             Average Annual Total Return
                                                                Date        Number      -------------------------------------
                                                              Available    of Months     One        Five    Ten     Life of
Portfolio Name                                                for Sale    in Lifetime    Year      Years   Years   Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Growth Portfolio - Institutional Shares                        9/13/93       87.5       (14.55)%   19.40%    N/A       18.06%
Aggressive Growth Portfolio - Institutional Shares             9/13/93       87.5       (31.82)%   20.20%    N/A       22.48%
Capital Appreciation Portfolio - Institutional Shares           5/1/97         44       (18.18)%      N/A    N/A       31.55%
Strategic Value Portfolio - Institutional Shares                5/1/00          8            N/A      N/A    N/A        0.20%(1)
Core Equity Portfolio - Institutional Shares(2)                 5/1/97         44        (8.07)%      N/A    N/A       29.26%
Balanced Portfolio - Institutional Shares                      9/13/93       87.5        (2.27)%   18.73%    N/A       17.19%
Growth and Income Portfolio - Institutional Shares              5/1/98         32       (14.10)%      N/A    N/A       24.41%
International Growth Portfolio - Institutional Shares           5/2/94         80       (15.94)%   23.45%    N/A       20.32%
Worldwide Growth Portfolio - Institutional Shares              9/13/93       87.5       (15.67)%   23.02%    N/A       22.28%
Global Life Sciences Portfolio - Institutional Shares          1/18/00       11.5            N/A      N/A    N/A      (6.70)%(3)
Global Technology Portfolio - Institutional Shares             1/18/00       11.5            N/A      N/A    N/A     (34.03)%(3)
Flexible Income Portfolio - Institutional Shares               9/13/93       87.5          6.25%    7.53%    N/A        8.19%
High-Yield Portfolio - Institutional Shares                     5/1/96         56          1.38%      N/A    N/A        7.96%


(1) Cumulative total return from May 1, 2000 (inception) to December 31, 2000.

(2) Formerly, Equity Income Portfolio.


(3) Cumulative total return from January 18, 2000 (inception) to December 31, 2000.


          Yield quotations for a Portfolio's Shares are based on the investment income per Share earned during a particular 30-day period (including dividends, if any, and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the net asset value per share on the last day of the period, according to the following formula:

                              YIELD = 2[(a - b + 1)(6) - 1]
                                         -----
                                          cd

          where a = dividend and interest income
                b = expenses accrued for the period (net of reimbursements) c = average daily number of shares outstanding during the period that were entitled to receive dividends
                d = maximum net asset value per share on the last day of the period

          The yield for the 30-day period ending December 31, 2000, for the Shares of the following Portfolios is shown below:

Flexible Income Portfolio - Institutional Shares -              6.88%
High-Yield Portfolio - Institutional Shares -                  10.40%

          From time to time in advertisements or sales material, the Portfolios may discuss their performance ratings or other information as published by recognized mutual fund statistical rating services, including, but not limited to, Lipper Analytical Services, Inc. ("Lipper"), Ibbotson Associates, Micropal or Morningstar, Inc., ("Morningstar") or by publications of general interest such as Forbes, Money, The Wall Street Journal, Mutual Funds Magazine, Kiplinger's or Smart Money. The Portfolios may also compare their performance to that of other selected mutual funds (for example, peer groups created by Lipper or Morningstar), mutual fund averages or recognized stock market indicators, including, but not limited to, the Standard & Poor's 500 Composite Stock Price Index, the Lehman Brothers Government/Credit Index, the Lehman Brothers High-Yield Bond Index and the NASDAQ composite. In addition, the Portfolios may compare their total return or yield to the yield on U.S. Treasury obligations and to the percentage change in the Consumer Price Index. Worldwide Growth Portfolio and International Growth Portfolio may also compare their performance to the record of global market indicators, such as the Morgan Stanley Capital International World Index or Morgan Stanley Capital International Europe, Australasia, Far East Index (EAFE(R) Index). Such performance ratings or comparisons may be made with funds that may have different investment restrictions, objectives, policies or techniques than the Portfolios and such other funds or market indicators may be comprised of securities that differ significantly from the Portfolios' investments.

Financial statements

          The following audited financial statements for the period ended December 31, 2000 are hereby incorporated into this Statement of Additional Information by reference to the Portfolios' Annual Report dated December 31, 2000.

DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORT

          Schedules of Investments as of December 31, 2000

          Statements of Assets and Liabilities as of December 31, 2000

          Statements of Operations for the period ended December 31, 2000

          Statements of Changes in Net Assets for the periods ended December 31, 2000 and 1999

          Financial Highlights for each of the periods indicated

          Notes to Financial Statements

          Report of Independent Accountants

          The portions of the Annual Report that are not specifically listed above are not incorporated by reference into this Statement of Additional Information and are not part of the Registration Statement.

Appendix A

EXPLANATION OF RATING CATEGORIES

          The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR'S
RATINGS SERVICES

                BOND RATING                  EXPLANATION
                -----------------------------------------------------------------------------------------
                Investment Grade
                AAA......................... Highest rating; extremely strong capacity to pay principal and interest.
                AA.......................... High quality; very strong capacity to pay principal and interest.
                A........................... Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
                BBB......................... Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.
                Non-Investment Grade
                BB, B, CCC, CC, C........... Predominantly speculative with respect to the issuer's capacity to meet required interest and principal payments.
                                             BB -- lowest degree of speculation; C -- the highest degree of speculation. Quality and protective characteristics
                                             outweighed by large uncertainties or major risk exposure to adverse conditions.
                D........................... In default.

MOODY'S INVESTORS SERVICE, INC.

                BOND RATING                  EXPLANATION
                -----------------------------------------------------------------------------------------
                Investment Grade
                Aaa......................... Highest quality, smallest degree of investment risk.
                Aa.......................... High quality; together with Aaa bonds, they compose the high-grade bond group.
                A........................... Upper-medium grade obligations; many favorable investment attributes.
                Baa......................... Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.
                Non-Investment Grade
                Ba.......................... More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.
                B........................... Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
                Caa......................... Poor standing, may be in default; elements of danger with respect to principal or interest payments.
                Ca.......................... Speculative in a high degree; could be in default or have other marked shortcomings.
                C........................... Lowest-rated; extremely poor prospects of ever attaining investment standing.

          Unrated securities will be treated as noninvestment grade securities unless the portfolio manager determines that such securities are the equivalent of investment grade securities. Securities that have received ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

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 48

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

        [JANUS LOGO]
            1-800-525-0020
            100 Fillmore Street
            Denver, Colorado 80206-4928

            www.janus.com


JASICOMBSAI

                                         [JANUS LOGO]


                   Janus Aspen Series
                   Service Shares

                              PROSPECTUS

                              JULY 31, 2001

                              Growth Portfolio
                              Aggressive Growth Portfolio
                              Capital Appreciation Portfolio
                              Strategic Value Portfolio

                              Core Equity Portfolio


                              (Formerly Equity Income Portfolio)

                              Balanced Portfolio


                              Growth and Income Portfolio
                              International Growth Portfolio
                              Worldwide Growth Portfolio
                              Global Life Sciences Portfolio
                              Global Technology Portfolio
                              Flexible Income Portfolio
                              High-Yield Portfolio*
                              Money Market Portfolio

                   * HIGH-YIELD PORTFOLIO IS CLOSED TO NEW INVESTORS EFFECTIVE
                     MAY 1, 2001. JANUS CAPITAL CORPORATION ANTICIPATES LIQUIDATION OF THE PORTFOLIO SOON AFTER REGULATORY APPROVALS ARE OBTAINED.

                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    [JANUS LOGO]

                This prospectus describes fourteen series (the "Portfolios") with a variety of investment objectives, including growth of capital, current income and a combination of growth and income. Each Portfolio of Janus Aspen Series currently offers two classes of shares. The Service Shares, (the "Shares"), are offered by this prospectus in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively, "variable insurance contracts"), as well as certain qualified retirement plans.

                Janus Aspen Series sells and redeems its Shares at net asset value without sales charges, commissions or redemption fees. Each variable insurance contract involves fees and expenses that are not described in this Prospectus. Certain Portfolios may not be available in connection with a particular contract and certain contracts may limit allocations among the Portfolios. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

                This prospectus contains information that a prospective purchaser of a variable insurance contract or plan participant should consider in conjunction with the accompanying separate account prospectus of the specific insurance company product before allocating purchase payments or premiums to the Portfolios.

                                                               Table of contents

                RISK/RETURN SUMMARY
                   Equity Portfolios........................................    2
                   Fixed-Income Portfolios..................................   11
                   Money Market Portfolio...................................   13
                   Fees and expenses........................................   15
                INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND
                RISKS
                   Equity Portfolios........................................   17
                   Fixed-Income Portfolios..................................   23
                   General portfolio policies of the Portfolios other than
                   Money Market Portfolio...................................   25
                   Risks for Equity Portfolios..............................   27
                   Risks for Fixed-Income Portfolios........................   28
                   Risks Common to all Non-Money Market Portfolios..........   29
                   Money Market Portfolio...................................   31
                MANAGEMENT OF THE PORTFOLIOS
                   Investment adviser.......................................   34
                   Management expenses......................................   35
                   Portfolio managers.......................................   36
                OTHER INFORMATION...........................................   40
                DISTRIBUTIONS AND TAXES
                   Distributions............................................   41
                   Portfolios other than Money Market Portfolio.............   41
                   Money Market Portfolio...................................   41
                   Taxes....................................................   41
                SHAREHOLDER'S GUIDE
                   Pricing of portfolio shares..............................   43
                   Purchases................................................   43
                   Redemptions..............................................   44
                   Excessive trading........................................   44
                   Shareholder communications...............................   44
                FINANCIAL HIGHLIGHTS........................................   45
                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities...............................   59
                   Futures, options and other derivatives...................   61
                   Other investments, strategies and/or techniques..........   61
                EXPLANATION OF RATING CATEGORIES............................   63


                                                            Table of contents  1

Risk return summary

EQUITY PORTFOLIOS


          The Equity Portfolios are designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments. Although Balanced Portfolio and Growth and Income Portfolio may also emphasize varying degrees of income, they are not designed for investors who desire a consistent level of income.


1. WHAT ARE THE INVESTMENT OBJECTIVES OF THE EQUITY PORTFOLIOS?

--------------------------------------------------------------------------------

          DOMESTIC EQUITY PORTFOLIOS

          - GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital.


          - AGGRESSIVE GROWTH PORTFOLIO, CAPITAL APPRECIATION PORTFOLIO, STRATEGIC VALUE PORTFOLIO AND CORE EQUITY PORTFOLIO seek long-term growth of capital.


          - BALANCED PORTFOLIO seeks long-term capital growth, consistent with preservation of capital and balanced by current income.



          - GROWTH AND INCOME PORTFOLIO seeks long-term capital growth and current income.

          GLOBAL/INTERNATIONAL EQUITY PORTFOLIOS

          - INTERNATIONAL GROWTH PORTFOLIO, GLOBAL LIFE SCIENCES PORTFOLIO AND GLOBAL TECHNOLOGY PORTFOLIO seek long-term growth of capital.

          - WORLDWIDE GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital.

          The Portfolios' Trustees may change these objectives without a shareholder vote and the Portfolios will notify you of any changes that are material. If there is a material change to a Portfolio's objective or policies, you should consider whether that Portfolio remains an appropriate investment for you. There is no guarantee that a Portfolio will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE EQUITY PORTFOLIOS?

          The portfolio managers apply a "bottom up" approach in choosing investments. In other words, they look at companies one at a time to determine if a company is an attractive investment opportunity and is consistent with a Portfolio's investment policies. If a portfolio manager is unable to find investments with earnings growth potential, a significant portion of a Portfolio's assets may be in cash or similar investments.

          Within the parameters of its specific investment policies discussed below, each Portfolio may invest without limit in foreign equity and debt securities.


          Within the parameters of its specific investment policies discussed below, each Portfolio will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets (20% for Core Equity Portfolio).


          GROWTH PORTFOLIO invests primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established companies.

          AGGRESSIVE GROWTH PORTFOLIO invests primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies.

 2 Janus Aspen Series

          CAPITAL APPRECIATION PORTFOLIO invests primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

          STRATEGIC VALUE PORTFOLIO invests primarily in common stocks with the potential for long-term growth of capital using a "value" approach. The "value" approach the portfolio manager uses emphasizes investments in companies he believes are undervalued relative to their intrinsic worth.


          CORE EQUITY PORTFOLIO normally invests at least 80% of its assets in equity securities selected for their growth potential. Eligible equity securities include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks such as convertible preferred stocks, bonds and debentures; and other securities with equity characteristics. The Portfolio may invest in companies of any size.


          BALANCED PORTFOLIO normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The Portfolio will normally invest at least 25% of its assets in fixed-income securities.



          GROWTH AND INCOME PORTFOLIO normally emphasizes investments in common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential.

          INTERNATIONAL GROWTH PORTFOLIO normally invests at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.

          WORLDWIDE GROWTH PORTFOLIO invests primarily in common stocks of companies of any size located throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may at times invest in fewer than five countries or even a single country.

          GLOBAL LIFE SCIENCES PORTFOLIO invests primarily in equity securities of U.S. and foreign companies selected for their growth potential. Normally, it invests at least 65% of its total assets in securities of companies that the portfolio manager believes have a life science orientation. As a fundamental policy, the Portfolio normally invests at least 25% of its total assets, in the aggregate, in the following industry groups: healthcare; pharmaceuticals; agriculture; cosmetics/personal care; and biotechnology.

          GLOBAL TECHNOLOGY PORTFOLIO invests primarily in equity securities of U.S. and foreign companies selected for their growth potential. Normally, it invests at least 65% of its total assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN THE EQUITY PORTFOLIOS?

          The biggest risk is that the Portfolios' returns may vary, and you could lose money. The Equity Portfolios are each designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.

          The value of a Portfolio's holdings may decrease if the value of an individual company in the portfolio decreases and, in the case of Strategic Value Portfolio, if the portfolios manager's belief about a company's

                                                          Risk return summary  3
          intrinsic worth is incorrect. The value of a Portfolio's holdings could also decrease if the stock market goes down. If the value of a Portfolio's holdings decreases, that Portfolio's net asset value (NAV) will also decrease, which means if you sell your shares in a Portfolio you may get back less money.


          The income component of BALANCED PORTFOLIO AND GROWTH AND INCOME PORTFOLIO includes fixed-income securities. A fundamental risk of these securities is that their value will fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Portfolio's NAV may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer of a bond will be unable to make principal and interest payments when due.


          GLOBAL LIFE SCIENCES PORTFOLIO concentrates its investments in related industry groups. Because of this, companies in its portfolio may share common characteristics and react similarly to market developments. For example, many companies with a life science orientation are highly regulated and may be dependent upon certain types of technology. As a result, changes in government funding or subsidies, new or anticipated legislative changes, or technological advances could affect the value of such companies and, therefore, the Portfolio's NAV. The Portfolio's returns may be more volatile than those of a less concentrated portfolio.

          Although GLOBAL TECHNOLOGY PORTFOLIO does not concentrate its investments in specific industries, it may invest in companies related in such a way that they react similarly to certain market pressures. For example, competition among technology companies may result in increasingly aggressive pricing of their products and services, which may affect the profitability of companies in the portfolio. In addition, because of the rapid pace of technological development, products or services developed by companies in the Portfolio's portfolio may become rapidly obsolete or have relatively short product cycles. As a result, the Portfolio's returns may be considerably more volatile than the returns of a fund that does not invest in similarly related companies.

          INTERNATIONAL GROWTH PORTFOLIO, WORLDWIDE GROWTH PORTFOLIO, GLOBAL LIFE SCIENCES PORTFOLIO AND GLOBAL TECHNOLOGY PORTFOLIO may have significant exposure to foreign markets. As a result, their returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country.

          AGGRESSIVE GROWTH PORTFOLIO, CAPITAL APPRECIATION PORTFOLIO, STRATEGIC VALUE PORTFOLIO, GLOBAL LIFE SCIENCES PORTFOLIO AND GLOBAL TECHNOLOGY PORTFOLIO are nondiversified. This means they may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on a Portfolio's NAV and total return.

          An investment in these Portfolios is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 4 Janus Aspen Series

          The following information provides some indication of the risks of investing in the Equity Portfolios by showing how each of the Equity Portfolios' performance has varied over time. The Portfolios' Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to December 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar charts depict the change in performance from year to year during the period indicated but do not include charges and expenses attributable to any insurance product which would lower the performance illustrated. The Portfolios do not impose any sales or other charges that would affect total return computations. Total return figures include the effect of each Portfolio's expenses. The tables compare the average annual returns for the Service Shares of each Portfolio for the periods indicated to a broad-based securities market index.

           GROWTH PORTFOLIO - SERVICE SHARES

           Annual returns for periods ended 12/31

                   2.71%   29.96%   18.14%   22.49%   35.59%   43.01%   (14.75%)
                   1994     1995     1996     1997     1998     1999      2000

           Best Quarter:  4th-1998  27.71%  Worst Quarter:  4th-2000  (17.06%)

                          Average annual total return for periods ended 12/31/00
                          ------------------------------------------------------

                                                                                                Since Inception
                                                                          1 year     5 years       (9/13/93)
                Growth Portfolio - Service Shares                        (14.75%)    19.06%         17.69%
                S&P 500 Index*                                            (9.10%)    18.33%         17.74%
                                                                         --------------------------------------

           * The S&P 500 is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices.

                                                          Risk return summary  5

           AGGRESSIVE GROWTH PORTFOLIO - SERVICE SHARES

           Annual returns for periods ended 12/31

                  16.33%   27.38%   7.72%   12.53%   34.19%   123.16%   (31.78%)
                   1994     1995    1996     1997     1998      1999      2000

           Best Quarter:  4th-1999  58.17%  Worst Quarter:  4th-2000  (31.37%)

                          Average annual total return for periods ended 12/31/00
                           -----------------------------------------------------

                                                                                                Since Inception
                                                                          1 year     5 years       (9/13/93)
                Aggressive Growth Portfolio - Service Shares             (31.78%)    19.89%         22.16%
                S&P MidCap 400 Index*                                      17.50%    20.41%         18.00%
                                                                         --------------------------------------

           * The S&P MidCap 400 Index is an unmanaged group of 400 domestic stocks chosen for their market size, liquidity and industry group representation.

           CAPITAL APPRECIATION PORTFOLIO - SERVICE SHARES

           Annual returns for periods ended 12/31

                                                      57.91%   64.60%   (18.37%)
                                                       1998     1999      2000

           Best Quarter:  4th-1999  40.00%  Worst Quarter:  4th-2000  (17.50%)

                          Average annual total return for periods ended 12/31/00
                          ------------------------------------------------------

                                                                                            Since Inception
                                                                                 1 year        (5/1/97)
                Capital Appreciation Portfolio - Service Shares                  (18.37%)       30.99%
                S&P 500 Index*                                                    (9.10%)       16.19%
                                                                                 --------------------------

           * The S&P 500 is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices.

 6 Janus Aspen Series

           STRATEGIC VALUE PORTFOLIO - SERVICE SHARES

          Since Strategic Value Portfolio did not commence operations until May 1, 2000, the bar chart and table are not included for this Portfolio.

          For the period of commencement of operations to December 31, 2000, Strategic Value Portfolio's year to date return was 0.40%.


           CORE EQUITY PORTFOLIO - SERVICE SHARES


           Annual returns for periods ended 12/31

                                                       45.99%   40.39%   (8.24%)
                                                        1998     1999     2000

           Best Quarter:  4th-1998  28.47%  Worst Quarter:  3rd-1998  (7.23%)

                          Average annual total return for periods ended 12/31/00
                          ------------------------------------------------------


                                                                                           Since Inception
                                                                                 1 year       (5/1/97)
                Core Equity Portfolio - Service Shares+                          (8.24%)       28.76%
                S&P 500 Index*                                                   (9.10%)       16.19%
                                                                                 -------------------------


          * The S&P 500 is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices.

          + Formerly, Equity Income Portfolio.


                                                          Risk return summary  7

           BALANCED PORTFOLIO - SERVICE SHARES

           Annual returns for periods ended 12/31

                    0.84%   24.79%   16.18%   21.96%   34.03%   26.03%   (1.37%)
                    1994     1995     1996     1997     1998     1999     2000

           Best Quarter:  4th-1998  20.26%  Worst Quarter:  3rd-1998  (5.02%)

                          Average annual total return for periods ended 12/31/00
                          ------------------------------------------------------

                                                                                               Since Inception
                                                                          1 year    5 years       (9/13/93)
                Balanced Portfolio - Service Shares                       (1.37%)   18.73%         17.19%
                S&P 500 Index*                                            (9.10%)   18.33%         17.74%
                Lehman Brothers Gov't/Credit Index**                      11.85%     6.24%          6.26%
                                                                          ------------------------------------

           * The S&P 500 is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices.

          ** Lehman Brothers Gov't/Credit Index is composed of all bonds that are of investment grade with at least one year until maturity.



           GROWTH AND INCOME PORTFOLIO - SERVICE SHARES

           Annual returns for periods ended 12/31

                                                               73.09%   (14.31%)
                                                                1999      2000

           Best Quarter:  4th-1999  37.51%  Worst Quarter:  4th-2000  (10.23%)

                           Average annual total return for period ended 12/31/00
                           -----------------------------------------------------

                                                                                             Since Inception
                                                                                  1 year        (5/1/98)
                Growth and Income Portfolio - Service Shares                     (14.31%)        24.09%
                S&P 500 Index*                                                    (9.10%)         8.04%
                                                                                 ---------------------------

           * The S&P 500 is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices.

 8 Janus Aspen Series

           INTERNATIONAL GROWTH PORTFOLIO - SERVICE SHARES

           Annual returns for periods ended 12/31

                           23.15%   34.71%   18.36%   16.88%   79.52%   (16.14%)
                            1995     1996     1997     1998     1999      2000

           Best Quarter:  4th-1999  56.24%  Worst Quarter:  3rd-1998  (17.76%)

                          Average annual total return for periods ended 12/31/00
                          ------------------------------------------------------

                                                                                                Since Inception
                                                                           1 year    5 years       (5/2/94)
                International Growth Portfolio - Service Shares           (16.14%)   23.00%         20.32%
                Morgan Stanley Capital International EAFE(R) Index*       (14.17%)    7.13%          6.99%
                                                                          -------------------------------------

           * The Morgan Stanley Capital International EAFE(R) Index is a market capitalization weighted index composed of companies representative of the market structure of 20 Developed Market countries in Europe, Australasia and the Far East.

           WORLDWIDE GROWTH PORTFOLIO - SERVICE SHARES

           Annual returns for periods ended 12/31

                  1.53%    27.29%   28.80%   21.91%   28.71%   63.49%   (15.99%)
                  1994      1995     1996     1997     1998     1999      2000

           Best Quarter:  4th-1999  41.62%  Worst Quarter:  3rd-1998  (17.00%)

                          Average annual total return for periods ended 12/31/00
                          ------------------------------------------------------

                                                                                                Since Inception
                                                                           1 year    5 years       (9/13/93)
                Worldwide Growth Portfolio - Service Shares               (15.99%)   22.65%         21.93%
                Morgan Stanley Capital International World Index*         (13.18%)   12.12%         11.82%
                                                                          -------------------------------------

           * The Morgan Stanley Capital International World Index is a market capitalization weighted index composed of companies representative of the market structure of 21 Developed Market countries in North America, Europe and the Asia/Pacific Region.

                                                          Risk return summary  9

           GLOBAL LIFE SCIENCES PORTFOLIO - SERVICE SHARES

          Since Global Life Sciences Portfolio did not commence operations until January 18, 2000, the bar chart and table are not included for this Portfolio.

          For the period of commencement of operations to December 31, 2000, Global Life Sciences Portfolio's year to date return was (6.90%).

           GLOBAL TECHNOLOGY PORTFOLIO - SERVICE SHARES

          Since Global Technology Portfolio did not commence operations until January 18, 2000, the bar chart and table are not included for this Portfolio.

          For the period of commencement of operations to December 31, 2000, Global Technology Portfolio's year to date return was (34.11%).

          The Equity Portfolios' past performance does not necessarily indicate how they will perform in the future.

 10 Janus Aspen Series

FIXED-INCOME PORTFOLIOS

          High-Yield Portfolio is designed for long-term investors who primarily seek current income. Flexible Income Portfolio is designed for long-term investors who primarily seek total return.

1. WHAT ARE THE INVESTMENT OBJECTIVES OF THE FIXED-INCOME PORTFOLIOS?

--------------------------------------------------------------------------------

          - FLEXIBLE INCOME PORTFOLIO seeks to obtain maximum total return, consistent with preservation of capital.

          - HIGH-YIELD PORTFOLIO seeks to obtain high current income. Capital appreciation is a secondary objective when consistent with its primary objective.

          The Portfolios' Trustees may change these objectives without a shareholder vote and the Portfolios will notify you of any changes that are material. If there is a material change to a Portfolio's objective or policies, you should consider whether that Portfolio remains an appropriate investment for you. There is no guarantee that a Portfolio will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE FIXED-INCOME PORTFOLIOS?

          In addition to considering economic factors such as the effect of interest rates on a Portfolio's investments, the portfolio managers apply a "bottom up" approach in choosing investments. This means they look at income-producing securities one at a time to determine if an income-producing security is an attractive investment opportunity and is consistent with a Portfolio's investment policies. If a portfolio manager is unable to find such investments, a Portfolio's assets may be in cash or similar investments.

          Within the parameters of its specific investment policies discussed below, each of the Fixed-Income Portfolios may invest without limit in foreign debt and equity securities.

          FLEXIBLE INCOME PORTFOLIO invests primarily in a wide variety of income-producing securities such as corporate bonds and notes, government securities and preferred stock. As a fundamental policy, the Portfolio will invest at least 80% of its assets in income-producing securities. The Portfolio may own an unlimited amount of high-yield/high-risk bonds.

          HIGH-YIELD PORTFOLIO normally invests at least 65% of its assets in high-yield/high-risk bonds and convertible and preferred securities rated below investment grade. The Portfolio may at times invest all of its assets in such securities.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN THE FIXED-INCOME PORTFOLIOS?

          Although the Fixed-Income Portfolios may be less volatile than funds that invest most of their assets in common stocks, the Portfolios' returns and yields will vary, and you could lose money.

          The Portfolios invest in a variety of fixed-income securities. A fundamental risk of these securities is that their value will fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Portfolio's NAV will likewise decrease. Another fundamental risk associated with the Fixed-Income Portfolios is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due. In addition, default risk, the risk that an issuer will not receive interest and principal when due, is a fundamental risk associated with the Fixed-Income Portfolios.

          FLEXIBLE INCOME PORTFOLIO AND HIGH-YIELD PORTFOLIO may invest in high-yield/high-risk bonds, also known as "junk" bonds.
          High-yield/high-risk bonds may be sensitive to economic changes, political changes, or

                                                         Risk return summary  11
          adverse developments specific to the company that issued the bond. These bonds generally have a greater credit risk than other types of fixed-income securities. Because of these factors, the performance and NAV of the Fixed-Income Portfolios may vary significantly, depending upon their holdings of high-yield/high-risk bonds.

          An investment in these Portfolios is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

          The following information provides some indication of the risks of investing in the Fixed-Income Portfolios by showing how each of the Fixed-Income Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to December 31, 1999, restated based on the Service Shares' estimated fees and expenses on (ignoring any fee and expense limitations). The bar charts depict the change in performance from year to year during the periods indicated but do not include charges and expenses attributable to any insurance product which would lower the performance illustrated. The Portfolios do not impose any sales or other charges that would affect total return computations. Total return figures include the effect of each Portfolio's expenses. The tables compare the average annual returns for the Service Shares of each Portfolio for the periods indicated to a broad-based securities market index.

           FLEXIBLE INCOME PORTFOLIO - SERVICE SHARES

           Annual returns for periods ended 12/31

                       (0.91%)   23.86%   9.03%   11.52%   8.85%   1.30%   6.00%
                        1994      1995    1996     1997    1998    1999    2000

           Best Quarter:  2nd-1995  6.71%  Worst Quarter:  2nd-1999  (1.27%)

                          Average annual total return for periods ended 12/31/00
                          ------------------------------------------------------

                                                                                               Since Inception
                                                                          1 year    5 years       (9/13/93)
                Flexible Income Portfolio - Service Shares                 6.00%     7.28%          8.04%
                Lehman Brothers Gov't/Credit Index*                       11.85%     6.24%          6.26%
                                                                          ------------------------------------

           * Lehman Brothers Gov't/Credit Index is composed of all bonds that are of investment grade with at least one year until maturity.

 12 Janus Aspen Series

           HIGH-YIELD PORTFOLIO - SERVICE SHARES

           Annual returns for periods ended 12/31

                                                11.37%   (2.82%)   2.74%   1.10%
                                                 1997     1998     1999    2000

           Best Quarter:  1st-1998  4.51%  Worst Quarter:  3rd-1998  (7.29%)

                          Average annual total return for periods ended 12/31/00
                          ------------------------------------------------------

                                                                                              Since Inception
                                                                                    1 year       (5/1/96)
                High-Yield Portfolio - Service Shares                                1.10%         4.26%
                Lehman Brothers High-Yield Bond Index*                              (5.86%)        4.15%
                                                                                    -------------------------

           * Lehman Brothers High-Yield Bond Index is composed of fixed-rate, publicly issued, noninvestment grade debt.

          The Fixed-Income Portfolios' past performance does not necessarily indicate how they will perform in the future.

MONEY MARKET PORTFOLIO

          Money Market Portfolio is designed for investors who seek current income.

1. WHAT IS THE INVESTMENT OBJECTIVE OF MONEY MARKET PORTFOLIO?

--------------------------------------------------------------------------------

          MONEY MARKET PORTFOLIO seeks maximum current income to the extent consistent with stability of capital.

          The Portfolio's Trustees may change this objective without a shareholder vote and the Portfolio will notify you of any changes that are material. If there is a material change in the Portfolio's objective or policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF MONEY MARKET PORTFOLIO?

          MONEY MARKET PORTFOLIO will invest only in high-quality, short-term money market instruments that present minimal credit risks, as determined by Janus Capital. The Portfolio invests primarily in high quality debt obligations and obligations of financial institutions. Debt obligations may include commercial paper, notes and bonds, and variable amount master demand notes. Obligations of financial institutions include certificates of deposit and time deposits.

                                                         Risk return summary  13

3. WHAT ARE THE MAIN RISKS OF INVESTING IN MONEY MARKET PORTFOLIO?

          The Portfolio's yields will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Over time, the real value of the Portfolio's yield may be eroded by inflation. Although Money Market Portfolio invests only in high-quality, short-term money market instruments, there is a risk that the value of the securities it holds will fall as a result of changes in interest rates, an issuer's actual or perceived creditworthiness or an issuer's ability to meet its obligations.

          An investment in Money Market Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in Money Market Portfolio.

          The following information provides some indication of the risks of investing in Money Market Portfolio by showing how the performance of Money Market Portfolio has varied over time. The Money Market Portfolio Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares of this Portfolio reflect the historical performance of a different class of shares (the Institutional Shares) prior to December 31, 1999, restated based on the Service Share's estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year, but does not include charges and expenses attributable to any insurance product which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses.

           MONEY MARKET PORTFOLIO - SERVICE SHARES

           Annual returns for periods ended 12/31

                                           4.88%   5.00%   5.03%   4.79%   6.03%
                                           1996    1997    1998    1999    2000

           Best Quarter:  4th-2000  1.57%  Worst Quarter:  1st-1999  1.05%

          The 7-day yield for the Portfolio's Shares on December 31, 2000 was 6.21%. For the Portfolio's current yield, call the Janus XpressLine(TM) at 1-888-979-7737.

          Money Market Portfolio's past performance does not necessarily indicate how it will perform in the future.

 14 Janus Aspen Series

FEES AND EXPENSES

          SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Janus funds are no-load investments, so you will generally not pay any shareholder fees when you buy or sell shares of the Portfolios. However, each variable insurance contract involves fees and expenses not described in this prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

          ANNUAL FUND OPERATING EXPENSES are paid out of a Portfolio's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example on the next page shows, these costs are borne indirectly by all shareholders.

                                                         Risk return summary  15

          This table and example are designed to assist participants in qualified plans that invest in the Shares of the Portfolios in understanding the fees and expenses that you may pay as an investor in the Shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.


                                                                                  Total Annual Fund               Total Annual Fund
                                                      Distribution                    Operating                       Operating
                                        Management       (12b-1)       Other           Expenses         Total          Expenses
                                           Fee           Fees(1)      Expenses    Without Waivers(2)   Waivers     With Waivers(2)

    Growth Portfolio                       0.65%          0.25%         0.02%           0.92%             N/A           0.92%
    Aggressive Growth Portfolio            0.65%          0.25%         0.02%           0.92%             N/A           0.92%
    Capital Appreciation Portfolio         0.65%          0.25%         0.02%           0.92%             N/A           0.92%
    Strategic Value Portfolio              0.65%          0.25%         2.82%           3.72%           2.22%           1.50%
    Core Equity Portfolio(3)               0.65%          0.25%         1.13%           2.03%           0.53%           1.50%
    Balanced Portfolio                     0.65%          0.25%         0.02%           0.92%             N/A           0.92%
    Growth and Income Portfolio            0.65%          0.25%         0.21%           1.11%             N/A           1.11%
    International Growth Portfolio         0.65%          0.25%         0.06%           0.96%             N/A           0.96%
    Worldwide Growth Portfolio             0.65%          0.25%         0.05%           0.95%             N/A           0.95%
    Global Life Sciences Portfolio         0.65%          0.25%         0.30%           1.20%             N/A           1.20%
    Global Technology Portfolio            0.65%          0.25%         0.04%           0.94%             N/A           0.94%
    Flexible Income Portfolio              0.65%          0.25%         0.09%           0.99%             N/A           0.99%
    High-Yield Portfolio                   0.75%          0.25%         9.65%          10.65%           9.40%           1.25%
    Money Market Portfolio                 0.25%          0.25%         0.11%           0.61%             N/A           0.61%


--------------------------------------------------------------------------------
   (1) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National
       Association of Securities Dealers, Inc.

   (2) Expenses are based upon expenses for the year ended December 31, 2000, restated to reflect a reduction in the management fee for Growth, Aggressive Growth, Capital Appreciation, Core Equity, Balanced, Growth and Income, International Growth and Worldwide Growth Portfolios. Expenses are stated both with and without contractual waivers by Janus Capital. Waivers, if applicable, are first applied against the management fee and then against other expenses, and will continue until at least the next annual renewal of the advisory agreement. All expenses are shown without the effect of any expense offset arrangements.


   (3) Formerly, Equity Income Portfolio.

--------------------------------------------------------------------------------

   EXAMPLE:
   THE FOLLOWING EXAMPLE IS BASED ON EXPENSES WITHOUT WAIVERS (IF ANY). This example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each of the Portfolios for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolios' operating expenses remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                  1 Year     3 Years    5 Years    10 Years
                                                                  -----------------------------------------
    Growth Portfolio                                              $   94     $  293     $  509      $1,131
    Aggressive Growth Portfolio                                   $   94     $  293     $  509      $1,131
    Capital Appreciation Portfolio                                $   94     $  293     $  509      $1,131
    Strategic Value Portfolio                                     $  374     $1,138     $1,920      $3,967
    Core Equity Portfolio*                                        $  206     $  637     $1,093      $2,358
    Balanced Portfolio                                            $   94     $  293     $  509      $1,131
    Growth and Income Portfolio                                   $  113     $  353     $  612      $1,352
    International Growth Portfolio                                $   98     $  306     $  531      $1,178
    Worldwide Growth Portfolio                                    $   97     $  303     $  526      $1,166
    Global Life Sciences Portfolio                                $  122     $  381     $  660      $1,455
    Global Technology Portfolio                                   $   96     $  300     $  520      $1,155
    Flexible Income Portfolio                                     $  101     $  315     $  547      $1,213
    High-Yield Portfolio                                          $1,035     $2,933     $4,622      $8,078
    Money Market Portfolio                                        $   62     $  195     $  340      $  762



    *  Formerly, Equity Income Portfolio.


 16 Janus Aspen Series

                                     Investment objectives, principal investment
                                                strategies and risks

          Each of the Portfolios has a similar investment objective and similar principal investment strategies to a Janus retail fund:


                  Growth Portfolio                                                 Janus Fund
                  Aggressive Growth Portfolio                           Janus Enterprise Fund
                  Capital Appreciation Portfolio                            Janus Twenty Fund
                  Strategic Value Portfolio                        Janus Strategic Value Fund
                  Core Equity Portfolio                                Janus Core Equity Fund
                  Balanced Portfolio                                      Janus Balanced Fund
                  Growth and Income Portfolio                    Janus Growth and Income Fund
                  International Growth Portfolio                          Janus Overseas Fund
                  Worldwide Growth Portfolio                             Janus Worldwide Fund
                  Global Life Sciences Portfolio              Janus Global Life Sciences Fund
                  Global Technology Portfolio                    Janus Global Technology Fund
                  Flexible Income Portfolio                        Janus Flexible Income Fund
                  High-Yield Portfolio                                  Janus High-Yield Fund
                  Money Market Portfolio                              Janus Money Market Fund


          Although it is anticipated that each Portfolio and its corresponding retail fund will hold similar securities, differences in asset size, cash flow needs and other factors may result in differences in investment performance. The expenses of each Portfolio and its corresponding retail fund are expected to differ. The variable contract owner will also bear various insurance related costs at the insurance company level. You should review the accompanying separate account prospectus for a summary of fees and expenses.

EQUITY PORTFOLIOS

          This section takes a closer look at the investment objectives of each of the Equity Portfolios, their principal investment strategies and certain risks of investing in the Equity Portfolios. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

          Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

DOMESTIC EQUITY PORTFOLIOS

          GROWTH PORTFOLIO
          Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established companies.

          AGGRESSIVE GROWTH PORTFOLIO
          Aggressive Growth Portfolio seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the S&P MidCap 400 Index. Market capitalization is a commonly

            Investment objectives, principal investment strategies and risks 17 used measure of the size and value of a company. The market capitalizations within the Index will vary, but as of December 31, 2000, they ranged from approximately $102 million to $13 billion.

          CAPITAL APPRECIATION PORTFOLIO
          Capital Appreciation Portfolio seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

          STRATEGIC VALUE PORTFOLIO
          Strategic Value Portfolio seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks with the potential for long-term growth of capital using a "value" approach. The "value" approach the portfolio manager uses emphasizes investments in companies he believes are undervalued relative to their intrinsic worth.

          The portfolio manager measures value as a function of price/free cash flow. Price/free cash flow is the relationship between the price of a stock and its available cash from operations minus capital expenditures.

          The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and improving their returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor.


          CORE EQUITY PORTFOLIO


          Core Equity Portfolio seeks long-term growth of capital. It pursues its objective by normally investing at least 80% of its assets in equity securities selected for their growth potential. Eligible securities include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks such as convertible preferred stocks, bonds and debentures; and other securities with equity characteristics.


          BALANCED PORTFOLIO
          Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. It pursues its objective by normally investing 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. This Portfolio normally invests at least 25% of its assets in fixed-income securities.



          GROWTH AND INCOME PORTFOLIO

          Growth and Income Portfolio seeks long-term capital growth and current income. It pursues its objective by normally emphasizing investments in common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential. Equity securities may make up part of this income component if they currently pay dividends or the portfolio manager believes they have potential for increasing or commencing dividend payments. Because of this investment strategy, the Portfolio is not designed for investors who need consistent income.

 18 Janus Aspen Series

GLOBAL/INTERNATIONAL EQUITY PORTFOLIOS

          INTERNATIONAL GROWTH PORTFOLIO
          International Growth Portfolio seeks long-term growth of capital. Normally, the Portfolio pursues its objective by investing at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries or even a single country.

          WORLDWIDE GROWTH PORTFOLIO
          Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may at times invest in fewer than five countries or even a single country.

          GLOBAL LIFE SCIENCES PORTFOLIO
          Global Life Sciences Portfolio seeks long-term growth of capital. It pursues its objective by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. Normally, it invests at least 65% of its total assets in securities of companies that the portfolio manager believes have a life science orientation. Generally speaking, the "life sciences" relate to maintaining or improving quality of life. So, for example, companies with a "life science orientation" include companies engaged in research, development, production or distribution of products or services related to health and personal care, medicine or pharmaceuticals. As a fundamental policy, the Portfolio normally invests at least 25% of its total assets, in the aggregate, in the following industry groups: health care; pharmaceuticals; agriculture; cosmetics/personal care; and biotechnology.

          GLOBAL TECHNOLOGY PORTFOLIO
          Global Technology Portfolio seeks long-term growth of capital. It pursues its objective by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. Normally, it invests at least 65% of its total assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology. These companies generally fall into two categories:

          a. Companies that the portfolio manager believes have or will develop products, processes or services that will provide significant technological advancements or improvements; and

          b. Companies that the portfolio manager believes rely extensively on technology in connection with their operations or services.

            Investment objectives, principal investment strategies and risks  19

The following questions and answers are designed to help you better understand the Equity Portfolios' principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

          Consistent with its investment objective and policies, each of the Portfolios may invest substantially all of its assets in common stocks if its portfolio manager believes that common stocks will appreciate in value. The portfolio managers generally take a "bottom up" approach to selecting companies. This means they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio managers make this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria.

          In the case of Strategic Value Portfolio, the portfolio manager will typically seek attractively valued companies that are improving their free cash flow and improving their returns on invested capital. This "value" approach emphasizes investments in companies that the portfolio manager believes are undervalued relative to their intrinsic worth and have the potential for long term growth of capital.


          Balanced Portfolio and Growth and Income Portfolio may each emphasize varying degrees of income. Realization of income is not a significant consideration when choosing investments for the other Portfolios. Income realized on the Portfolios' investments may be incidental to their objectives. In the case of Balanced Portfolio and Growth and Income Portfolio, a portfolio manager may consider dividend-paying characteristics to a greater degree in selecting common stock.


2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

          Generally, yes. The portfolio managers seek companies that meet their selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolios may invest and the Portfolios may at times have significant foreign exposure.

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

          Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. As noted previously, market capitalization is an important investment criteria for Aggressive Growth Portfolio. The other Equity Portfolios offered by this Prospectus do not emphasize companies of any particular size.

4. HOW DOES THE PORTFOLIO MANAGER OF STRATEGIC VALUE PORTFOLIO DETERMINE THAT A COMPANY MAY BE UNDERVALUED?

          A company may be undervalued when, in the opinion of the portfolio manager, the company is selling for a price that is below its intrinsic worth. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company or other factors. Such factors may provide buying opportunities at attractive prices compared to historical or market price-earnings ratios, price/free cash flow, book value, or return on equity. The portfolio manager believes that buying these securities at a price that is below its intrinsic worth may generate greater returns for the Portfolio than those obtained by paying premium prices for companies currently in favor in the market.

 20 Janus Aspen Series

5. HOW DO BALANCED PORTFOLIO AND GROWTH AND INCOME PORTFOLIO DIFFER FROM EACH OTHER?



          Growth and Income Portfolio places a greater emphasis on growth stocks and may derive a greater portion of its income from dividend-paying common stocks. Because of these factors, its NAV can be expected to fluctuate more than Balanced Portfolio. Balanced Portfolio places a greater emphasis on the income component of its portfolio and invests to a greater degree in securities selected primarily for their income potential. As a result it is expected to be less volatile than Growth and Income Portfolio.






6. HOW ARE ASSETS ALLOCATED BETWEEN THE GROWTH AND INCOME COMPONENTS OF BALANCED PORTFOLIO'S AND GROWTH AND INCOME PORTFOLIO'S HOLDINGS?


          Balanced Portfolio and Growth and Income Portfolio shift assets between the growth and income components of their holdings based on the portfolio managers' analysis of relevant market, financial and economic conditions. If a portfolio manager believes that growth securities will provide better returns than the yields then available or expected on income-producing securities, that Portfolio will place a greater emphasis on the growth component.


7. WHAT TYPES OF SECURITIES MAKE UP THE GROWTH COMPONENT OF BALANCED PORTFOLIO'S AND GROWTH AND INCOME PORTFOLIO'S HOLDINGS?



          The growth component of these Portfolios is expected to consist primarily of common stocks, but may also include preferred stocks or convertible securities selected primarily for their growth potential.



8. WHAT TYPES OF SECURITIES MAKE UP THE INCOME COMPONENT OF BALANCED PORTFOLIO'S AND GROWTH AND INCOME PORTFOLIO'S HOLDINGS?



          The income component of Balanced Portfolio and Growth and Income Portfolio is expected to consist of securities that the portfolio managers believe have income potential. Such securities may include equity securities, convertible securities and all types of debt securities. Equity securities may be included in the income component of a Portfolio if they currently pay dividends or the portfolio manager believes they have the potential for either increasing their dividends or commencing dividends, if none are currently paid.



9. WHAT DOES "LIFE SCIENCE ORIENTATION" MEAN IN RELATION TO GLOBAL LIFE SCIENCES PORTFOLIO?


          Generally speaking, the "life sciences" relate to maintaining or improving quality of life. So, for example, companies with a "life science orientation" include companies engaged in research, development, production or distribution of products or services related to health and personal care, medicine or pharmaceuticals. Life science oriented companies also include companies that the portfolio manager believes have growth potential primarily as a result of particular products, technology, patents or other market advantages in the life sciences. Life sciences encompass a variety of industries, including health care, nutrition, agriculture, medical diagnostics, nuclear and biochemical research and development and health care facilities ownership and operation.


10. WHAT IS GLOBAL TECHNOLOGY PORTFOLIO'S INDUSTRY POLICY?


          Global Technology Portfolio will not concentrate its investments in any particular industry or group of related industries. As a result, its portfolio manager may have more flexibility to find companies that he believes will benefit from advances or improvements in technology in a number of industries. Nevertheless, the Portfolio may hold a significant portion of its assets in industries such as: aerospace/defense; biotechnology; computers; office/business equipment; semiconductors; software; telecommunications; and telecommunications equipment.

            Investment objectives, principal investment strategies and risks  21

11. HOW DO INTEREST RATES AFFECT THE VALUE OF MY FIXED-INCOME INVESTMENTS?


          Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices are generally less directly responsive to interest rate changes than investment grade issues and may not always follow this pattern.

 22 Janus Aspen Series

FIXED-INCOME PORTFOLIOS

          This section takes a closer look at the investment objectives of each of the Fixed-Income Portfolios, their principal investment strategies and certain risks of investing in the Fixed-Income Portfolios. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

          Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

          In addition to considering economic factors such as the effect of interest rates on a Portfolio's investments, the portfolio managers apply a "bottom up" approach in choosing investments. This means that the portfolio managers look at income-producing securities one at a time to determine if an income-producing security is an attractive investment opportunity and consistent with a Portfolio's investment policies. If a portfolio manager is unable to find such investments, much of a Portfolio's assets may be in cash or similar investments.

          FLEXIBLE INCOME PORTFOLIO
          Flexible Income Portfolio seeks to obtain maximum total return, consistent with preservation of capital. It pursues its objective by primarily investing in a wide variety of income-producing securities such as corporate bonds and notes, government securities and preferred stock. As a fundamental policy, the Portfolio will invest at least 80% of its assets in income-producing securities. The Portfolio may own an unlimited amount of high-yield/high-risk bonds. This Portfolio generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.

          HIGH-YIELD PORTFOLIO
          High-Yield Portfolio seeks to obtain high current income. Capital appreciation is a secondary objective when consistent with its primary objective. It pursues its objectives by normally investing 65% of its assets in high-yield/high-risk bonds and convertible and preferred securities rated below investment grade. The Portfolio may at times invest all of its assets in such securities.

The following questions and answers are designed to help you better understand the Fixed-Income Portfolios' principal investment strategies.

1. HOW DO INTEREST RATES AFFECT THE VALUE OF MY INVESTMENT?

          Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices are generally less directly responsive to interest rate changes than investment grade issues and may not always follow this pattern.

2. HOW DO THE FIXED-INCOME PORTFOLIOS MANAGE INTEREST RATE RISK?

          A portfolio manager may vary the average-weighted effective maturity of a Portfolio to reflect his or her analysis of interest rate trends and other factors. A Portfolio's average-weighted effective maturity will tend to be shorter when its portfolio manager expects interest rates to rise and longer when its portfolio manager expects interest rates to fall. The Portfolios may also use futures, options and other derivatives to manage interest rate risk.

            Investment objectives, principal investment strategies and risks  23

3. WHAT IS MEANT BY A PORTFOLIO'S "AVERAGE-WEIGHTED EFFECTIVE MATURITY"?

          The stated maturity of a bond is the date when the issuer must repay the bond's entire principal value to an investor. Some types of bonds may also have an "effective maturity" that is shorter than the stated date due to prepayment or call provisions. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. Average-weighted effective maturity is calculated by averaging the effective maturity of bonds held by a Portfolio with each effective maturity "weighted" according to the percentage of net assets that it represents.

4. WHAT IS MEANT BY A PORTFOLIO'S "DURATION"?

          A bond's duration indicates the time it will take an investor to recoup his investment. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the coupon rate on a bond, the lower its duration will be. The duration of a bond portfolio is calculated by averaging the duration of bonds held by a fund with each duration "weighted" according to the percentage of net assets that it represents. Because duration accounts for interest payments, a Portfolio's duration is usually shorter than its average maturity.

5. WHAT IS A HIGH-YIELD/HIGH-RISK BOND?

          A high-yield/high-risk bond (also called a "junk" bond) is a bond rated below investment grade by major rating agencies (i.e., BB or lower by Standard & Poor's or Ba or lower by Moody's) or an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

 24 Janus Aspen Series

GENERAL PORTFOLIO POLICIES OF THE PORTFOLIOS OTHER THAN MONEY MARKET PORTFOLIO

          Unless otherwise stated, each of the following policies applies to all of the Portfolios other than Money Market Portfolio. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if a Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

          CASH POSITION
          When a portfolio manager believes that market conditions are unfavorable for profitable investing, or when he or she is otherwise unable to locate attractive investment opportunities, the Portfolios' cash or similar investments may increase. In other words, the Portfolios do not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after a portfolio manager has committed available assets to desirable investment opportunities. However, a portfolio manager may also temporarily increase a Portfolio's cash position to protect its assets or maintain liquidity. Partly because the portfolio managers act independently of each other, the cash positions of the Portfolios may vary significantly.

          When a Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds.

          OTHER TYPES OF INVESTMENTS

          The Equity Portfolios invest primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks and securities convertible into common or preferred stocks. To a lesser degree, the Portfolios may invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These securities may include:


          - debt securities

          - indexed/structured securities


          - high-yield/high-risk bonds (less than 20% of Core Equity Portfolio's assets and less than 35% of each other Portfolio's assets)


          - options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

          - short sales (no more than 8% of a Portfolio's assets may be invested in "naked" short sales)

          - securities purchased on a when-issued, delayed delivery or forward commitment basis

          The Fixed-Income Portfolios invest primarily in fixed-income securities which may include corporate bonds and notes, government securities, preferred stock, high-yield/high-risk fixed-income bonds and municipal obligations. To a lesser degree, the Portfolios may invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These securities may include:

          - common stocks

          - mortgage- and asset-backed securities

          - zero coupon, pay-in-kind and step coupon securities

            Investment objectives, principal investment strategies and risks  25

          - options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

          - securities purchased on a when-issued, delayed delivery or forward commitment basis

          ILLIQUID INVESTMENTS
          Each Portfolio may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Portfolios' Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

          FOREIGN SECURITIES
          Within the parameters of its specific investment policies, each Portfolio may invest without limit in foreign equity and debt securities. The Portfolios may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

          SPECIAL SITUATIONS
          Each Portfolio may invest in special situations. A special situation arises when, in the opinion of a Portfolio's manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its exiting capital, a restructuring of assets, or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. A Portfolio's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

          PORTFOLIO TURNOVER
          The Portfolios generally intend to purchase securities for long-term investment although, to the extent permitted by its specific investment policies, each Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. A Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Changes are made in a Portfolio's holdings whenever its portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

          High-Yield Portfolio has historically had relatively high portfolio turnover due to the nature of the securities in which it invests. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Portfolio's performance.

          Global Technology Portfolio may invest in companies with relatively short product cycles, for example, 6 to 9 months. Consequently its portfolio turnover may be more frequent than other Portfolios.

 26 Janus Aspen Series

RISKS FOR EQUITY PORTFOLIOS

          Because the Portfolios may invest substantially all of their assets in common stocks, the main risk is the risk that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, a Portfolio's share price may also decrease. A Portfolio's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Portfolio with a small asset base. A Portfolio may not experience similar performance as its assets grow. Global Life Sciences Portfolio's and Global Technology Portfolio's performance may also be affected by industry risk to a greater extent than the other Portfolios.

The following questions and answers are designed to help you better understand some of the risks of investing in the Equity Portfolios.

1. THE PORTFOLIOS MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

          Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

2. HOW DOES THE NONDIVERSIFIED STATUS OF AGGRESSIVE GROWTH PORTFOLIO, GLOBAL LIFE SCIENCES PORTFOLIO, GLOBAL TECHNOLOGY PORTFOLIO, STRATEGIC VALUE PORTFOLIO AND CAPITAL APPRECIATION PORTFOLIO AFFECT THEIR RISK?

          Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A "nondiversified" portfolio has the ability to take larger positions in a smaller number of issuers than a "diversified" portfolio. Because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a nondiversified portfolio, its share price can be expected to fluctuate more than a comparable diversified portfolio. This fluctuation, if significant, may affect the performance of a Portfolio.

3. WHAT ARE THE RISKS ASSOCIATED WITH VALUE INVESTING?

          If the portfolio manager's perception of a company's worth is not realized in the time frame he expects, the overall performance of Strategic Value Portfolio may suffer. In general, the portfolio manager believes these risks are mitigated by investing in companies that are undervalued in the market in relation to earnings, dividends and/or assets.

            Investment objectives, principal investment strategies and risks  27

RISKS FOR FIXED-INCOME PORTFOLIOS

          Because the Portfolios invest substantially all of their assets in fixed-income securities, they are subject to risks such as credit or default risks, and decreased value due to interest rate increases. A Portfolio's performance may also be affected by risks to certain types of investments, such as foreign securities and derivative instruments.

The following questions and answers are designed to help you better understand some of the risks of investing in the Fixed-Income Portfolios.

1. HOW DO THE FIXED-INCOME PORTFOLIOS DIFFER FROM EACH OTHER IN TERMS OF PRIMARY INVESTMENT TYPE, CREDIT RISK AND INTEREST RATE RISK?

          Flexible Income Portfolio and High-Yield Portfolio invest primarily in corporate bonds. High-Yield Portfolio's credit risk is generally higher than Flexible Income Portfolio. Flexible Income Portfolio's interest rate risk is generally higher than High-Yield Portfolio.

2. WHAT IS MEANT BY "CREDIT QUALITY" AND WHAT ARE THE RISKS ASSOCIATED WITH IT?

          Credit quality measures the likelihood that the issuer will meet its obligations on a bond. One of the fundamental risks associated with all fixed-income funds is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due. U.S. government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.

3. HOW IS CREDIT QUALITY MEASURED?

          Ratings published by nationally recognized statistical rating agencies such as Standard & Poor's Ratings Service and Moody's Investors Service, Inc. are widely accepted measures of credit risk. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower rated bonds generally pay higher yields to compensate investors for the associated risk. Please refer to the "Explanation of Rating Categories" section of this Prospectus for a description of rating categories.

 28 Janus Aspen Series

RISKS COMMON TO ALL NON-MONEY MARKET PORTFOLIOS

The following questions and answers discuss risks that apply to all Portfolios other than Money Market Portfolio.

1. HOW COULD THE PORTFOLIOS' INVESTMENTS IN FOREIGN SECURITIES AFFECT THEIR PERFORMANCE?

          Within the parameters of its specific investment policies, each Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Portfolio's performance may depend on issues other than the performance of a particular company. These issues include:

          - CURRENCY RISK. As long as a Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Portfolio sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

          - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Portfolio's assets from that country.

          - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

          - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

          - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

2. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

          High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.

          Please refer to the "Explanation of Rating Categories" section of this Prospectus for a description of bond rating categories.

3. HOW DO THE PORTFOLIOS TRY TO REDUCE RISK?

          The Portfolios may use futures, options, swaps and other derivative instruments to "hedge" or protect their portfolios from adverse movements in securities prices and interest rates. The Portfolios may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate

            Investment objectives, principal investment strategies and risks 29 risk. The portfolio managers believe the use of these instruments will benefit the Portfolios. However, a Portfolio's performance could be worse than if the Portfolio had not used such instruments if a portfolio manager's judgement proves incorrect.

4. WHAT IS "INDUSTRY RISK"?

          Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. In the life sciences, for example, many companies are subject to government regulation and approval of their products and services, which may affect their price or availability. In addition, the products and services offered by these companies may quickly become obsolete in the face of scientific or technological developments. The economic outlook of such companies may fluctuate dramatically due to changes in regulatory or competitive environments. Similarly, in technology-related industries, competitive pressures may have a significant effect on the performance of companies in which a Portfolio may invest. In addition, technology and technology-related companies often progress at an accelerated rate, and these companies may be subject to short product cycles and aggressive pricing which may increase their volatility.

          Global Life Sciences Portfolio invests in a concentrated portfolio, which may result in greater exposure to related industries. As a result, the Portfolio may be more volatile than a less concentrated portfolio. Although Global Technology Portfolio does not "concentrate" in a specific group of industries, it may, at times, have significant exposure to companies in a variety of technology-related industries.

 30 Janus Aspen Series

MONEY MARKET PORTFOLIO

          This section takes a closer look at the investment objective of Money Market Portfolio, its principal investment strategies and certain risks of investing in the Portfolio. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

          Money Market Portfolio is subject to certain specific SEC rule requirements. Among other things, the Portfolio is limited to investing in U.S. dollar-denominated instruments with a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the 1940 Act).

          Janus Capital has purchased money market insurance for Money Market Portfolio that will protect it in the event of, among other things, a decrease in the value of a portfolio security due to the default or bankruptcy of the issuer. This insurance covers all securities in which the Portfolio invests, other than certain securities issued, guaranteed, or backed by the U.S. government. Although Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, the policy does not guarantee that the Portfolio will maintain a value of $1.00 per share.

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS

          Money Market Portfolio seeks maximum current income to the extent consistent with stability of capital. It pursues its objective by investing primarily in high quality debt obligations and obligations of financial institutions. Debt obligations may include commercial paper, notes and bonds, and variable amount master demand notes. Obligations of financial institutions include certificates of deposit and time deposits.

          Money Market Portfolio will:

          - invest in high quality, short-term money market instruments that present minimal credit risks, as determined by Janus Capital

          - invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the 1940 Act)

          - maintain a dollar-weighted average portfolio maturity of 90 days or less

TYPES OF INVESTMENTS

          Money Market Portfolio invests primarily in:

          - high quality debt obligations

          - obligations of financial institutions

          The Portfolio may also invest (to a lesser degree) in:

          - U.S. Government Securities (securities issued or guaranteed by the U.S. government, its agencies and instrumentalities)

          - municipal securities

          DEBT OBLIGATIONS

          The Portfolio may invest in U.S. dollar denominated debt obligations. Debt obligations include:

          - commercial paper

          - notes and bonds

            Investment objectives, principal investment strategies and risks  31

          - variable amount master demand notes (the payment obligations on these instruments may be backed by securities, swap agreements or other assets, by a guarantee of a third party or solely by the unsecured promise of the issuer to make payments when due)

          - privately issued commercial paper or other securities that are restricted as to disposition under the federal securities laws

          OBLIGATIONS OF FINANCIAL INSTITUTIONS

          Examples of obligations of financial institutions include:

          - negotiable certificates of deposit, bankers' acceptances, time deposits and other obligations of U.S. banks (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars

          - Eurodollar and Yankee bank obligations (Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks)

          - other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Portfolio may invest

          Foreign, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

INVESTMENT TECHNIQUES

          The following is a description of other investment techniques that Money Market Portfolio may use:

          PARTICIPATION INTERESTS
          A participation interest gives Money Market Portfolio a proportionate, undivided interest in underlying debt securities and sometimes carries a demand feature.

          DEMAND FEATURES
          Demand features give Money Market Portfolio the right to resell securities at specified periods prior to their maturity dates. Demand features may shorten the life of a variable or floating rate security, enhance the instrument's credit quality and provide a source of liquidity.

          Demand features are often issued by third party financial institutions, generally domestic and foreign banks. Accordingly, the credit quality and liquidity of Money Market Portfolio's investments may be dependent in part on the credit quality of the banks supporting Money Market Portfolio's investments. This will result in exposure to risks pertaining to the banking industry, including the foreign banking industry. Brokerage firms and insurance companies also provide certain liquidity and credit support.

 32 Janus Aspen Series

          VARIABLE AND FLOATING RATE SECURITIES
          Money Market Portfolio may invest in securities which have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to an interest rate index or market interest rate. Variable and floating rate securities are subject to changes in value based on changes in market interest rates or changes in the issuer's or guarantor's creditworthiness.

          MORTGAGE- AND ASSET-BACKED SECURITIES
          Money Market Portfolio may purchase fixed or variable rate mortgage-backed securities issued by Ginnie Mae, Fannie Mae, Freddie Mac, or other governmental or government-related entity. The Portfolio may purchase other mortgage- and asset-backed securities including securities backed by automobile loans, equipment leases or credit card receivables.

          Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities and may result in the Portfolio having to reinvest proceeds at a lower interest rate.

          REPURCHASE AGREEMENTS
          Money Market Portfolio may enter into collateralized repurchase agreements. Repurchase agreements are transactions in which the Portfolio purchases securities and simultaneously commits to resell those securities to the seller at an agreed-upon price on an agreed-upon future date. The repurchase price reflects a market rate of interest and is collateralized by cash or securities.

          If the seller of the securities underlying a repurchase agreement fails to pay the agreed resale price on the agreed delivery date, Money Market Portfolio may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

            Investment objectives, principal investment strategies and risks  33

Management of the Portfolios

INVESTMENT ADVISER

          Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to each of the Portfolios and is responsible for the day-to-day management of the investment portfolios and other business affairs of the Portfolios.

          Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus retail funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

          Janus Capital furnishes continuous advice and recommendations concerning each Portfolio's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Portfolios, and may be reimbursed by the Portfolios for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Portfolios and pays the salaries, fees and expenses of all Portfolio officers and those Trustees who are affiliated with Janus Capital.

          Participating insurance companies that purchase the Portfolios' Shares may perform certain administrative services relating to the Portfolios and Janus Capital or the Portfolios may pay those companies for such services.

 34 Janus Aspen Series

MANAGEMENT EXPENSES

          Each Portfolio pays Janus Capital a management fee which is calculated daily and paid monthly. Each Portfolio's advisory agreement spells out the management fee and other expenses that the Portfolios must pay.

          The Shares of each Portfolio incur expenses not assumed by Janus Capital, including the distribution fee, transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses. Each of the Portfolios is subject to the following management fee schedule (expressed as an annual rate).


                                                                                       Expense
                                                 Average Daily       Annual Rate        Limit
                                                  Net Assets         Percentage      Percentage
     Portfolios                                  of Portfolio            (%)             (%)
-----------------------------------------------------------------------------------------------
     Growth Portfolio                          All Asset Levels          0.65            N/A
     Aggressive Growth Portfolio
     Capital Appreciation Portfolio
     Balanced Portfolio
     Growth and Income Portfolio
     International Growth Portfolio
     Worldwide Growth Portfolio
-----------------------------------------------------------------------------------------------
     Global Life Sciences Portfolio            All Asset Levels          0.65           1.25(1)
     Global Technology Portfolio
-----------------------------------------------------------------------------------------------
     Strategic Value Portfolio                 All Asset Levels          0.65           1.25(2)
     Core Equity Portfolio(3)
-----------------------------------------------------------------------------------------------
     Flexible Income Portfolio                 First $300 Million        0.65           1.00(1)
                                               Over $300 Million         0.55
-----------------------------------------------------------------------------------------------
     High-Yield Portfolio                      First $300 Million        0.75           1.00(2)
                                               Over $300 Million         0.65
-----------------------------------------------------------------------------------------------
     Money Market Portfolio                    All Asset Levels          0.25           0.50(1)
-----------------------------------------------------------------------------------------------


(1) Janus Capital has agreed to limit the Portfolios' expenses (excluding the distribution fee, brokerage commissions, interest, taxes and extraordinary expenses) as indicated until at least the next annual renewal of the advisory agreements. The Portfolios' expenses without waivers are not expected to exceed the expense limit.
(2) Janus Capital has agreed to limit the Portfolios' expenses (excluding the distribution fee, brokerage commissions, interest, taxes and extraordinary expenses) as indicated until at least the next annual renewal of the advisory agreements.

(3) Formerly, Equity Income Portfolio.



          For the year ended December 31, 2000, each Portfolio paid Janus Capital the following management fees (net of fee waivers) based upon each Portfolio's average net assets: 0.65% for Growth Portfolio, 0.65% for Aggressive Growth Portfolio, 0.65% for Capital Appreciation Portfolio, 0.00% for Strategic Value Portfolio, 0.12% for Core Equity Portfolio, 0.65% for Balanced Portfolio, 0.65% for Growth and Income Portfolio, 0.65% for International Growth Portfolio, 0.65% for Worldwide Growth Portfolio, 0.65% for Global Life Sciences Portfolio, 0.65% for Global Technology Portfolio, 0.65% for Flexible Income Portfolio, 0.00% for High-Yield Portfolio and 0.25% for Money Market Portfolio. Absent fee waivers, the management fees based upon each Portfolio's net assets would have been 0.65% for Strategic Value Portfolio and Core Equity Portfolio and 0.75% for High-Yield Portfolio.


                                                Management of the Portfolios  35

PORTFOLIO MANAGERS

LAURENCE J. CHANG
--------------------------------------------------------------------------------
            is Executive Vice President and co-manager of Worldwide Growth Portfolio, for which he has served as co-manager since December 1999. Mr. Chang co-managed International Growth Portfolio from
            1998 until December 2000. He is also Executive Vice President and co-manager of Janus Adviser Worldwide Fund, which he has co-managed since inception. Mr. Chang has co-managed Janus
            Worldwide Fund since 1999. He co-managed Janus Adviser
            International Fund from inception to December 2000 and Janus Overseas Fund from 1998 until December 2000. He joined Janus
            Capital in 1993 as a research analyst. Mr. Chang holds an undergraduate degree with honors in Religion with a concentration in Philosophy from Dartmouth College and a Master's degree in Political Science from Stanford University. Mr. Chang has earned the right to use the Chartered Financial Analyst designation.

DAVID J. CORKINS
--------------------------------------------------------------------------------
            is Executive Vice President and portfolio manager of Growth and Income Portfolio which he has managed since its inception. He is Executive Vice President and portfolio manager of Janus Growth and Income Fund and Janus Adviser Growth and Income Fund, each of which he has managed since August 1997 and since inception, respectively. He joined Janus in 1995 as a research analyst. Mr. Corkins holds a Bachelor of Arts degree in English and Russian from Dartmouth and he received his Master's degree in Administration from Columbia University in 1993.

DAVID C. DECKER
--------------------------------------------------------------------------------
            is Executive Vice President and portfolio manager of Strategic
            Value Portfolio, which he has managed since inception. Mr. Decker is also Executive Vice President and portfolio manager of Janus Adviser Strategic Value Fund, Janus Special Situations Fund and Janus Strategic Value Fund, each of which he has managed since their inceptions. He joined Janus Capital in 1992 as a research analyst. Mr. Decker holds a Master's of Business Administration in Finance from the Fuqua School of Business at Duke University and a Bachelor of Arts degree in Economics and Political Science from Tufts University. Mr. Decker has earned the right to use the Chartered Financial Analyst designation.

JAMES P. GOFF
--------------------------------------------------------------------------------
            is Executive Vice President and portfolio manager of Aggressive Growth Portfolio, which he has managed since inception. Mr. Goff is also Executive Vice President and portfolio manager of Janus Adviser Aggressive Growth Fund, which he has managed since inception. He has managed Janus Enterprise Fund since its inception and he has managed or co-managed Janus Venture Fund from December 1993 to February 1997. Mr. Goff joined Janus
            Capital in 1988. He holds a Bachelor of Arts degree in Economics from Yale University. Mr. Goff has earned the right to use the Chartered Financial Analyst designation.

 36 Janus Aspen Series

HELEN YOUNG HAYES
--------------------------------------------------------------------------------
            is Executive Vice President and co-manager of International
            Growth Portfolio and Worldwide Growth Portfolio, which she has managed or co-managed since inception. Ms. Hayes is Executive
            Vice President and co-manager of Janus Adviser Worldwide Fund and Janus Adviser International Fund, each of which she has co-managed since inception. She is also co-manager of Janus Worldwide Fund and Janus Overseas Fund, each of which she has managed or co-managed since inception. Ms. Hayes joined Janus Capital in 1987. She holds a Bachelor of Arts in Economics from Yale University and she has earned the right to use the Chartered Financial Analyst designation.

BRENT A. LYNN
--------------------------------------------------------------------------------
            is Executive Vice President and co-manager of International
            Growth Portfolio and Janus Overseas Fund, which he has co-managed since January 2001. He is also Executive Vice President and co-manager of Janus Adviser International Fund, which he has co-managed since January 2001. Mr. Lynn joined Janus Capital in
            1991 as a research analyst. He holds a Bachelor of Arts degree in Economics and a Master's degree in Economics and Industrial Engineering from Stanford University. Mr. Lynn has earned the right to use the Chartered Financial Analyst designation.

C. MIKE LU
--------------------------------------------------------------------------------
            is Executive Vice President and portfolio manager of Global Technology Portfolio and Janus Global Technology Fund, which he has managed since inception. He joined Janus Capital in 1991 as a research analyst. Mr. Lu has a Bachelor of Arts in History and a Bachelor of Arts in Economics from Yale University and he has earned the right to use the Chartered Financial Analyst designation.

THOMAS R. MALLEY
--------------------------------------------------------------------------------
            is Executive Vice President and portfolio manager of Global Life Sciences Portfolio and Janus Global Life Sciences Fund, which he has managed since inception. He joined Janus Capital in 1991 as a research analyst. Mr. Malley has a Bachelor of Science in Biology from Stanford University and he has earned the right to use the Chartered Financial Analyst designation.

KAREN L. REIDY
--------------------------------------------------------------------------------

            is Executive Vice President and portfolio manager of Core Equity Portfolio and Balanced Portfolio, which she has managed since January 2000. Ms. Reidy is Executive Vice President and portfolio manager of Janus Adviser Core Equity Fund and Janus Adviser Balanced Fund, which she has managed since inception. She is also Executive Vice President and portfolio manager of Janus Core Equity Fund and Janus Balanced Fund, which she has managed since January 2000. Ms. Reidy joined Janus Capital in 1995 as a research analyst. She received an undergraduate degree in Accounting from the University of Colorado. Ms. Reidy has earned the right to use the Chartered Financial Analyst designation.


                                                Management of the Portfolios  37

BLAINE P. ROLLINS
--------------------------------------------------------------------------------

            is Executive Vice President and portfolio manager of Growth Portfolio, which he has managed since January 2000. He previously managed Core Equity Portfolio from its inception to December 1999 and Balanced Portfolio from May 1996 to December 1999. Mr. Rollins has managed Janus Fund since January 2000. He also managed Janus Core Equity Fund from inception until December 1999 and Janus Balanced Fund from January 1996 until December 1999. Mr. Rollins joined Janus Capital in 1990. He holds a Bachelor of Science in Finance from the University of Colorado and he has earned the right to use the Chartered Financial Analyst designation.


SANDY R. RUFENACHT
--------------------------------------------------------------------------------
            is Executive Vice President and portfolio manager of High-Yield Portfolio, which he has managed or co-managed since October 1996.
            He previously co-managed Flexible Income Portfolio from January
            1997 to May 1998. Mr. Rufenacht is the portfolio manager of Janus High-Yield Fund and he has managed Janus Short-Term Bond Fund since January 1996. Mr. Rufenacht co-managed Janus Flexible
            Income Fund from June 1996 to February 1998. Mr. Rufenacht joined Janus Capital in 1990. He holds a Bachelor of Arts in Business from the University of Northern Colorado.

SCOTT W. SCHOELZEL
--------------------------------------------------------------------------------
            is Executive Vice President and portfolio manager of Capital Appreciation Portfolio, which he has managed since its inception.
            He is portfolio manager of Janus Twenty Fund, which he has managed since August 1997. He previously managed Janus Olympus
            Fund from its inception to August 1997. Mr. Schoelzel joined
            Janus Capital in January 1994. He holds a Bachelor of Arts in Business from Colorado College.

RONALD V. SPEAKER
--------------------------------------------------------------------------------
            is Executive Vice President and portfolio manager of Flexible
            Income Portfolio, which he has managed or co-managed since its inception. He previously co-managed High-Yield Portfolio from its inception to May 1998. He managed Short-Term Bond Portfolio from its inception through April 1996. Mr. Speaker has managed or co-managed Janus Flexible Income Fund since December 1991. He previously managed both Janus Short-Term Bond Fund and Janus
            Federal Tax-Exempt Fund from inception through December 1995. He previously managed or co-managed Janus High-Yield Fund from its inception to February 1998. Mr. Speaker joined Janus Capital in 1986. Mr. Speaker holds a Bachelor of Arts in Finance from the University of Colorado and he has earned the right to use the Chartered Financial Analyst designation.

            In January 1997, Mr. Speaker settled an SEC administrative action involving two personal trades made by him in January of 1993. Without admitting or denying the allegations, Mr. Speaker agreed to civil money penalty, disgorgement, and interest payments totaling $37,199 and to a 90-day suspension which ended on April 25, 1997.

 38 Janus Aspen Series

J. ERIC THORDERSON
--------------------------------------------------------------------------------
            is Executive Vice President and portfolio manager of Money Market Portfolio, which he has managed since January 2001. Mr.
            Thorderson is also Executive Vice President and portfolio manager of Janus Government Money Market Fund, which he has managed since February 1999. He joined Janus Capital in May 1996 as a research analyst. He holds a Bachelor of Arts degree in Business Administration from Wayne State University and a Master's degree in Business Administration from the University of Illinois. Mr. Thorderson has earned the right to use the Chartered Financial Analyst designation.

                                                Management of the Portfolios  39

Other information

          CLASSES OF SHARES

          Each Portfolio currently offers two classes of shares, one of which, the Service Shares, is offered pursuant to this prospectus. The Shares offered by this prospectus are available only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants. Because the expenses of each class may differ, the performance of each class is expected to differ. If you would like additional information about the Institutional Shares, please call 1-800-525-0020.

          DISTRIBUTION FEE

          Under a distribution and service plan adopted in accordance with Rule 12b-1 under the 1940 Act, the Shares may pay Janus Distributors, Inc., the Trust's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of the Shares of a Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to insurance companies and qualified plan service providers as compensation for distribution and shareholder servicing performed by such entities. Because 12b-1 fees are paid out of the Service Shares' assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

          CONFLICTS OF INTEREST

          The Shares offered by this prospectus are available only to variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans. Although the Portfolios do not currently anticipate any disadvantages to owners of variable insurance contracts because each Portfolio offers its shares to such entities, there is a possibility that a material conflict may arise. The Trustees monitor events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict occurs, the Trustees may require one or more insurance company separate accounts or qualified plans to withdraw its investments in one or more Portfolios or substitute Shares of another Portfolio. If this occurs, a Portfolio may be forced to sell its securities at disadvantageous prices. In addition, the Trustees may refuse to sell Shares of any Portfolio to any separate account or qualified plan or may suspend or terminate the offering of a Portfolio's Shares if such action is required by law or regulatory authority or is in the best interests of that Portfolio's shareholders. It is possible that a qualified plan investing in the Portfolios could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the Shares. Janus Capital intends to monitor such qualified plans and the Portfolios may discontinue sales to a qualified plan and require plan participants with existing investments in the Portfolios to redeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.

          DISTRIBUTION OF EACH PORTFOLIO

          Each Portfolio is distributed by Janus Distributors, Inc., a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

 40 Janus Aspen Series

                                                         Distributions and taxes

DISTRIBUTIONS

          To avoid taxation of the Portfolios, the Internal Revenue Code requires each Portfolio to distribute net income and any net gains realized on its investments annually. A Portfolio's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions.

PORTFOLIOS OTHER THAN MONEY MARKET PORTFOLIO

          HOW DISTRIBUTIONS AFFECT A PORTFOLIO'S NAV

          Distributions, other than daily income dividends, are paid to shareholders as of the record date of the distribution of a Portfolio, regardless of how long the shares have been held. Undistributed income and realized gains are included in the daily NAV of a Portfolio's Shares. The Share price of a Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Shares of Growth Portfolio declared a dividend in the amount of $0.25 per share. If the price of Growth Portfolio's Shares was $10.00 on December 30, the share price on December 31 would be $9.75, barring market fluctuations.

MONEY MARKET PORTFOLIO

          For the Shares of Money Market Portfolio, dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays and holidays included, and distributed on the last business day of each month. If a month begins on a Saturday, Sunday or holiday, dividends for those days are declared at the end of the preceding month and distributed on the first business day of the month. All distributions will be automatically reinvested in Shares of the Portfolio.

TAXES

          TAXES ON DISTRIBUTIONS

          Because Shares of the Portfolios may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or capital gains distributions made by the Shares of a Portfolio will be exempt from current taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts or plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract.

          TAXATION OF THE PORTFOLIOS

          Dividends, interest and some gains received by the Portfolios on foreign securities may be subject to tax withholding or other foreign taxes. The Portfolios may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolios.

                                                     Distributions and taxes  41

          The Portfolios do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. In addition, because the Shares of each Portfolio are sold in connection with variable insurance contracts, each Portfolio intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts.

 42 Janus Aspen Series

                                                             Shareholder's guide

          INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE PORTFOLIOS DIRECTLY. SHARES MAY BE PURCHASED OR REDEEMED ONLY THROUGH VARIABLE INSURANCE CONTRACTS OFFERED BY THE SEPARATE ACCOUNTS OF PARTICIPATING INSURANCE COMPANIES OR THROUGH QUALIFIED RETIREMENT PLANS. CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE IN CONNECTION WITH A PARTICULAR CONTRACT AND CERTAIN CONTRACTS MAY LIMIT ALLOCATIONS AMONG THE PORTFOLIOS. REFER TO THE PROSPECTUS FOR THE PARTICIPATING INSURANCE COMPANY'S SEPARATE ACCOUNT OR YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON PURCHASING OR SELLING OF VARIABLE INSURANCE CONTRACTS AND ON HOW TO SELECT SPECIFIC PORTFOLIOS AS INVESTMENT OPTIONS FOR A CONTRACT OR A QUALIFIED PLAN.

PRICING OF PORTFOLIO SHARES

          Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its agent. In order to receive a day's price, your order must be received by the close of the regular trading session of the New York Stock Exchange. Securities of the Portfolios other than Money Market Portfolio are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

          To the extent a Portfolio holds securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolios do not price their shares, the NAV of a Portfolio's shares may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

          Money Market Portfolio's securities are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity (or such other date as permitted by Rule 2a-7) of any discount or premium. If fluctuating interest rates cause the market value of the portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Trustees will consider whether any action, such as adjusting the Share's NAV to reflect current market conditions, should be initiated to prevent any material dilutive effect on shareholders.

PURCHASES

          Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by qualified plans. Refer to the prospectus of the appropriate insurance company separate account or your plan documents for information on how to invest in the Shares of each Portfolio. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios' behalf.

          The Portfolios do not permit excessive trading or market timing. Excessive purchases of Portfolio Shares disrupt portfolio management and drive Portfolio expenses higher. Each Portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Janus Capital's opinion, they are of a size that would disrupt the management of a Portfolio. The Portfolios may also suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Portfolios' policy on market timing, see "Excessive Trading" on the next page.

          Although there is no present intention to do so, the Portfolios may discontinue sales of their shares if management and the Trustees believe that continued sales may adversely affect a Portfolio's ability to achieve its investment objective. If sales of a Portfolio's Shares are discontinued, it is expected that existing

                                                         Shareholder's guide  43
          participants invested in that Portfolio would be permitted to continue to authorize investment in that Portfolio and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

          The Portfolios may discontinue sales to a qualified plan and require plan participants with existing investments in the Shares to redeem those investments if the plan loses (or in the opinion of Janus Capital, is at risk of losing) its qualified plan status.

REDEMPTIONS

          Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Please refer to the appropriate separate account prospectus or plan documents for details.

          Shares of any Portfolio may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Portfolio or its agent. Redemption proceeds will normally be wired the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

EXCESSIVE TRADING

          Excessive trading of Portfolio shares in response to short-term fluctuations in the market -- also known as "market timing" -- may make it very difficult to manage a Portfolio's investments. The Portfolios do not permit frequent trading or market timing. When market timing occurs, a Portfolio may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, which may harm a Portfolio's performance. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because the portfolio manager cannot predict how much cash a Portfolio will have to invest. When in Janus Capital's opinion such activity would have a disruptive effect on portfolio management, a Portfolio reserves the right to refuse purchase orders and exchanges into a Portfolio by any person, group or commonly controlled account. If a Portfolio allows a market timer to trade Portfolio shares, it may in the future require the market timer to enter into a written agreement to follow certain procedures and limitations.

SHAREHOLDER COMMUNICATIONS

          Shareholders will receive annual and semiannual reports including the financial statements of the Shares of the Portfolios that they have authorized for investment. Each report will show the investments owned by each Portfolio and the market values thereof, as well as other information about the Portfolios and their operations. The Trust's fiscal year ends December 31.

 44 Janus Aspen Series

                                                            Financial highlights

          The financial highlights tables are intended to help you understand the Service Shares' financial performance from inception of the Shares through December 31st of each period shown. Items 1 through 11 reflect financial results for a single Share. Total return in the tables represent the rate that an investor would have earned (or lost) on an investment in the Service Shares of the Portfolios (assuming reinvestment of all dividends and distributions) but does not include charges or expenses attributable to any insurance product. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios' financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

GROWTH PORTFOLIO - SERVICE SHARES
--------------------------------------------------------------------------------
                                                                    Period ended
                                                                    December 31
                                                                       2000
  1. NET ASSET VALUE, BEGINNING OF PERIOD                             $33.52
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income/(loss)                                     (0.01)
  3. Net gains/(losses) on securities (both realized and
     unrealized)                                                      (4.58)
  4. Total from investment operations                                 (4.59)
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)                               --
  6. Dividends (in excess of net investment income)                       --
  7. Distributions (from capital gains)                               (2.14)
  8. Distributions (in excess of capital gains)                       (0.43)
  9. Tax return of capital                                                --
 10. Total distributions                                              (2.57)
 11. NET ASSET VALUE, END OF PERIOD                                   $26.36
 12. Total return                                                   (14.75)%
 13. Net assets, end of period (in thousands)                       $104,656
 14. Average net assets for the period (in thousands)                $29,782
 15. Ratio of gross expenses to average net assets(1)                  0.92%
 16. Ratio of net expenses to average net assets(2)                    0.92%
 17. Ratio of net investment income to average net assets            (0.07)%
 18. Portfolio turnover rate                                             47%
--------------------------------------------------------------------------------

(1) The expense ratio reflects expenses prior to any expense offset arrangements.
(2) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  45

AGGRESSIVE GROWTH PORTFOLIO - SERVICE SHARES
--------------------------------------------------------------------------------
                                                                    Period ended
                                                                    December 31
                                                                        2000
  1. NET ASSET VALUE, BEGINNING OF PERIOD                              $59.16
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income/(loss)                                        0.12
  3. Net gains/(losses) on securities (both realized and
     unrealized)                                                      (16.98)
  4. Total from investment operations                                 (16.86)
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)                                --
  6. Dividends (in excess of net investment income)                        --
  7. Distributions (from capital gains)                                (0.27)
  8. Distributions (in excess of capital gains)                        (4.31)
  9. Tax return of capital                                             (1.75)
 10. Total distributions                                               (6.33)
 11. NET ASSET VALUE, END OF PERIOD                                    $35.97
 12. Total return                                                    (31.78)%
 13. Net assets, end of period (in thousands)                        $126,135
 14. Average net assets for the period (in thousands)                 $43,775
 15. Ratio of gross expenses to average net assets(1)                   0.92%
 16. Ratio of net expenses to average net assets(2)                     0.92%
 17. Ratio of net investment income to average net assets             (0.65)%
 18. Portfolio turnover rate                                              82%
--------------------------------------------------------------------------------

(1) The expense ratio reflects expenses prior to any expense offset arrangements.
(2) The expense ratio reflects expenses after any expense offset arrangements.

 46 Janus Aspen Series

CAPITAL APPRECIATION PORTFOLIO - SERVICE SHARES
--------------------------------------------------------------------------------
                                                                    Period ended
                                                                    December 31
                                                                        2000
   1. NET ASSET VALUE, BEGINNING OF PERIOD                             $32.77
      INCOME FROM INVESTMENT OPERATIONS:
   2. Net investment income/(loss)                                       0.27
   3. Net gains/(losses) on securities (both realized and
      unrealized)                                                      (6.27)
   4. Total from investment operations                                 (6.00)
      LESS DISTRIBUTIONS:
   5. Dividends (from net investment income)                           (0.22)
   6. Dividends (in excess of net investment income)                       --
   7. Distributions (from capital gains)                                   --
   8. Distributions (in excess of capital gains)                       (0.01)
   9. Tax return of capital                                                --
  10. Total distributions                                              (0.23)
  11. NET ASSET VALUE, END OF PERIOD                                   $26.54
  12. Total Return*                                                  (18.37)%
  13. Net assets, end of period (in thousands)                       $527,960
  14. Average net assets for the period (in thousands)               $311,628
  15. Ratio of gross expenses to average net assets(1)                  0.92%
  16. Ratio of net expenses to average net assets(2)                    0.92%
  17. Ratio of net investment income to average net assets              1.52%
  18. Portfolio turnover rate                                             41%
--------------------------------------------------------------------------------

(1) The expense ratio reflects expenses prior to any expense offset arrangements.
(2) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  47

STRATEGIC VALUE PORTFOLIO - SERVICE SHARES
--------------------------------------------------------------------------------
                                                                    Period ended
                                                                    December 31
                                                                       2000(1)
   1. NET ASSET VALUE, BEGINNING OF PERIOD                             $10.00
      INCOME FROM INVESTMENT OPERATIONS:
   2. Net investment income/(loss)                                       0.01
   3. Net gains/(losses) on securities (both realized and
      unrealized)                                                        0.03
   4. Total from investment operations                                   0.04
      LESS DISTRIBUTIONS:
   5. Dividends (from net investment income)                               --
   6. Dividends (in excess of net investment income)                       --
   7. Distributions (from capital gains)                                   --
   8. Distributions (in excess of capital gains)                           --
   9. Tax return of capital                                                --
  10. Total distributions                                                  --
  11. NET ASSET VALUE, END OF PERIOD                                   $10.04
  12. Total return*                                                     0.40%
  13. Net assets, end of period (in thousands)                         $1,538
  14. Average net assets for the period (in thousands)                   $431
  15. Ratio of gross expenses to average net assets**(2)                1.52%(3)
  16. Ratio of net expenses to average net assets**(4)                  1.52%
  17. Ratio of net investment income to average net assets**            0.66%
  18. Portfolio turnover rate**                                           47%
--------------------------------------------------------------------------------

 *  Total return not annualized for periods of less than one full year.
**  Annualized for periods of less than one full year.
(1) May 1, 2000 (inception) to December 31, 2000.
(2) The expense ratio reflects expenses prior to any expense offset arrangements.
(3) The ratio was 3.72% in 2000 before waiver of certain fees incurred by the Portfolio.
(4) The expense ratio reflects expenses after any expense offset arrangements.

 48 Janus Aspen Series

CORE EQUITY PORTFOLIO - SERVICE SHARES(1)
--------------------------------------------------------------------------------
                                                                    Period ended
                                                                    December 31
                                                                        2000
  1. NET ASSET VALUE, BEGINNING OF PERIOD                              $27.15
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income/(loss)                                        0.01
  3. Net gains/(losses) on securities (both realized and
     unrealized)                                                       (1.93)
  4. Total from investment operations                                  (1.92)
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)                            (0.01)
  6. Dividends (in excess of net investment income)                        --
  7. Distributions (from capital gains)                                (6.17)
  8. Distributions (in excess of capital gains)                            --
  9. Tax return of capital                                                 --
 10. Total distributions                                               (6.18)
 11. NET ASSET VALUE, END OF PERIOD                                    $19.05
 12. Total return*                                                    (8.24)%
 13. Net assets, end of period (in thousands)                            $306
 14. Average net assets for the period (in thousands)                     $93
 15. Ratio of gross expenses to average net assets(2)                   1.52%(3)
 16. Ratio of net expenses to average net assets(4)                     1.52%
 17. Ratio of net investment income to average net assets               0.38%
 18. Portfolio turnover rate                                              95%
--------------------------------------------------------------------------------



(1) Formerly, Equity Income Portfolio.


(2) The expense ratio reflects expenses prior to any expense offset arrangements.


(3) The ratio was 2.03% in 2000 before waiver of certain fees incurred by the Portfolio.


(4) The expense ratio reflects expenses after any expense offset arrangements.


                                                        Financial highlights  49

BALANCED PORTFOLIO - SERVICE SHARES
--------------------------------------------------------------------------------
                                                                    Period ended
                                                                    December 31
                                                                        2000
   1. NET ASSET VALUE, BEGINNING OF PERIOD                             $27.82
      INCOME FROM INVESTMENT OPERATIONS:
   2. Net investment income/(loss)                                       0.17
   3. Net gains/(losses) on securities (both realized and
      unrealized)                                                      (0.52)
   4. Total from investment operations                                 (0.35)
      LESS DISTRIBUTIONS:
   5. Dividends (from net investment income)                           (0.22)
   6. Dividends (in excess of net investment income)                       --
   7. Distributions (from capital gains)                               (2.00)
   8. Distributions (in excess of capital gains)                       (0.31)
   9. Tax return of capital                                            (0.02)
  10. Total distributions                                              (2.55)
  11. NET ASSET VALUE, END OF PERIOD                                   $24.92
  12. Total Return                                                    (1.37)%
  13. Net assets, end of period (in thousands)                        $48,634
  14. Average net assets for the period (in thousands)                $13,810
  15. Ratio of gross expenses to average net assets(1)                  0.92%
  16. Ratio of net expenses to average net assets(2)                    0.91%
  17. Ratio of net investment income to average net assets              2.93%
  18. Portfolio turnover rate                                             72%
--------------------------------------------------------------------------------

(1) The expense ratio reflects expenses prior to any expense offset arrangements.
(2) The expense ratio reflects expenses after any expense offset arrangements.

 50 Janus Aspen Series

GROWTH AND INCOME PORTFOLIO - SERVICE SHARES
--------------------------------------------------------------------------
                                                              Period ended
                                                              December 31
                                                                  2000
  1. NET ASSET VALUE, BEGINNING OF PERIOD                         $20.63
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income/(loss)                                   0.07
  3. Net gains/(losses) on securities (both realized and
     unrealized)                                                  (2.99)
  4. Total from investment operations                             (2.92)
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)                       (0.05)
  6. Dividends (in excess of net investment income)                   --
  7. Distributions (from capital gains)                               --
  8. Distributions (in excess of capital gains)                   (0.31)
  9. Tax return of capital                                            --
 10. Total distributions                                          (0.36)
 11. NET ASSET VALUE, END OF PERIOD                               $17.35
 12. Total Return*                                              (14.31)%
 13. Net assets, end of period (in thousands)                    $54,212
 14. Average net assets for the period (in thousands)            $12,868
 15. Ratio of gross expenses to average net assets(1)              1.11%
 16. Ratio of net expenses to average net assets(2)                1.10%
 17. Ratio of net investment income to average net assets          1.20%
 18. Portfolio turnover rate                                         37%
--------------------------------------------------------------------------

(1) The expense ratio reflects expenses prior to any expense offset arrangements.
(2) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  51

INTERNATIONAL GROWTH PORTFOLIO - SERVICE SHARES
--------------------------------------------------------------------------------
                                                                    Period ended
                                                                    December 31
                                                                        2000
  1. NET ASSET VALUE, BEGINNING OF PERIOD                              $38.29
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income/(loss)                                        0.46
  3. Net gains/(losses) on securities (both realized and
     unrealized)                                                       (6.39)
  4. Total from investment operations                                  (5.93)
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)                            (0.47)
  6. Dividends (in excess of net investment income)                        --
  7. Distributions (from capital gains)                                    --
  8. Distributions (in excess of capital gains)                        (0.91)
  9. Tax return of capital                                             (0.34)
 10. Total distributions                                               (1.72)
 11. NET ASSET VALUE, END OF PERIOD                                    $30.64
 12. Total return                                                    (16.14)%
 13. Net assets, end of period (in thousands)                        $497,212
 14. Average net assets for the period (in thousands)                $269,680
 15. Ratio of gross expenses to average net assets(1)                   0.96%
 16. Ratio of net expenses to average net assets(2)                     0.96%
 17. Ratio of net investment income to average net assets               1.85%
 18. Portfolio turnover rate                                              67%
--------------------------------------------------------------------------------

(1) The expense ratio reflects expenses prior to any expense offset arrangements.
(2) The expense ratio reflects expenses after any expense offset arrangements.

 52 Janus Aspen Series

WORLDWIDE GROWTH PORTFOLIO - SERVICE SHARES
--------------------------------------------------------------------------------
                                                                    Period ended
                                                                    December 31
                                                                        2000
  1. NET ASSET VALUE, BEGINNING OF PERIOD                              $47.49
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income/(loss)                                      (0.07)
  3. Net gains/(losses) on securities (both realized and
     unrealized)                                                       (6.97)
  4. Total from investment operations                                  (7.04)
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)                            (0.02)
  6. Dividends (in excess of net investment income)                        --
  7. Distributions (from capital gains)                                (2.61)
  8. Distributions (in excess of capital gains)                        (0.91)
  9. Tax return of capital                                             (0.14)
 10. Total distributions                                               (3.68)
 11. NET ASSET VALUE, END OF PERIOD                                    $36.77
 12. Total return                                                    (15.99)%
 13. Net assets, end of period (in thousands)                         $71,757
 14. Average net assets for the period (in thousands)                 $22,158
 15. Ratio of gross expenses to average net assets(1)                   0.95%
 16. Ratio of net expenses to average net assets(2)                     0.94%
 17. Ratio of net investment income to average net assets               0.29%
 18. Portfolio turnover rate                                              66%
--------------------------------------------------------------------------------

(1) The expense ratio reflects expenses prior to any expense offset arrangements.
(2) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  53

GLOBAL LIFE SCIENCES PORTFOLIO - SERVICE SHARES
--------------------------------------------------------------------------------
                                                                    Period ended
                                                                    December 31
                                                                       2000(1)
   1. NET ASSET VALUE, BEGINNING OF PERIOD                             $10.00
      INCOME FROM INVESTMENT OPERATIONS:
   2. Net investment income/(loss)                                         --
   3. Net gains/(losses) on securities (both realized and
      unrealized)                                                      (0.69)
   4. Total from investment operations                                 (0.69)
      LESS DISTRIBUTIONS:
   5. Dividends (from net investment income)                               --
   6. Dividends (in excess of net investment income)                       --
   7. Distributions (from capital gains)                                   --
   8. Distributions (in excess of capital gains)                           --
   9. Tax return of capital                                                --
  10. Total distributions                                                  --
  11. NET ASSET VALUE, END OF PERIOD                                    $9.31
  12. Total return*                                                   (6.90)%
  13. Net assets, end of period (in thousands)                        $48,005
  14. Average net assets for the period (in thousands)                $16,247
  15. Ratio of gross expenses to average net assets**(2)                1.20%
  16. Ratio of net expenses to average net assets**(3)                  1.20%
  17. Ratio of net investment income to average net assets**          (0.03)%
  18. Portfolio turnover rate**                                          137%
--------------------------------------------------------------------------------

 *  Total return not annualized for periods of less than one full year.
**  Annualized for periods of less than one full year.
(1) January 18, 2000 (inception) to December 31, 2000.
(2) The expense ratio reflects expenses prior to any expense offset arrangements.
(3) The expense ratio reflects expenses after any expense offset arrangements.

 54 Janus Aspen Series

GLOBAL TECHNOLOGY PORTFOLIO - SERVICE SHARES
--------------------------------------------------------------------------------
                                                                    Period ended
                                                                    December 31
                                                                      2000(1)
  1. NET ASSET VALUE, BEGINNING OF PERIOD                              $10.00
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income/(loss)                                        0.05
  3. Net gains/(losses) on securities (both realized and
     unrealized)                                                       (3.46)
  4. Total from investment operations                                  (3.41)
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)                            (0.04)
  6. Dividends (in excess of net investment income)                        --
  7. Distributions (from capital gains)                                    --
  8. Distributions (in excess of capital gains)                            --
  9. Tax return of capital                                                 --
 10. Total distributions                                               (0.04)
 11. NET ASSET VALUE, END OF PERIOD                                     $6.55
 12. Total return*                                                   (34.11)%
 13. Net assets, end of period (in thousands)                        $374,544
 14. Average net assets for the period (in thousands)                $268,923
 15. Ratio of gross expenses to average net assets**(2)                 0.94%
 16. Ratio of net expenses to average net assets**(3)                   0.94%
 17. Ratio of net investment income to average net assets**             1.14%
 18. Portfolio turnover rate**                                            34%
--------------------------------------------------------------------------------

 *  Total return not annualized for periods of less than one full year.
**  Annualized for periods of less than one full year.
(1) January 18, 2000 (inception) to December 31, 2000.
(2) The expense ratio reflects expenses prior to any expense offset arrangements.
(3) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  55

FLEXIBLE INCOME PORTFOLIO - SERVICE SHARES
--------------------------------------------------------------------------------
                                                                    Period ended
                                                                    December 31
                                                                        2000
  1. NET ASSET VALUE, BEGINNING OF PERIOD                              $11.41
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income/(loss)                                        0.53
  3. Net gains/(losses) on securities (both realized and
     unrealized)                                                         0.14
  4. Total from investment operations                                    0.67
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)                            (0.46)
  6. Dividends (in excess of net investment income)                        --
  7. Distributions (from capital gains)                                    --
  8. Distributions (in excess of capital gains)                            --
  9. Tax return of capital                                                 --
 10. Total distributions                                               (0.46)
 11. NET ASSET VALUE, END OF PERIOD                                    $11.62
 12. Total return                                                       6.00%
 13. Net assets, end of period (in thousands)                            $568
 14. Average net assets for the period (in thousands)                    $187
 15. Ratio of gross expenses to average net assets(1)                   0.99%
 16. Ratio of net expenses to average net assets(2)                     0.99%
 17. Ratio of net investment income to average net assets               6.54%
 18. Portfolio turnover rate                                             202%
--------------------------------------------------------------------------------

(1) The expense ratio reflects expenses prior to any expense offset arrangements.
(2) The expense ratio reflects expenses after any expense offset arrangements.

 56 Janus Aspen Series

HIGH-YIELD PORTFOLIO - SERVICE SHARES
--------------------------------------------------------------------------------
                                                                    Period ended
                                                                    December 31
                                                                        2000
  1. NET ASSET VALUE, BEGINNING OF PERIOD                              $10.42
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income/(loss)                                        0.83
  3. Net gains/(losses) on securities (both realized and
     unrealized)                                                       (0.72)
  4. Total from investment operations                                    0.11
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)                            (0.68)
  6. Dividends (in excess of net investment income)                        --
  7. Distributions (from capital gains)                                    --
  8. Distributions (in excess of capital gains)                            --
  9. Tax return of capital                                                 --
 10. Total distributions                                               (0.68)
 11. NET ASSET VALUE, END OF PERIOD                                     $9.85
 12. Total return*                                                      1.10%
 13. Net assets, end of period (in thousands)                             $10
 14. Average net assets for the period (in thousands)                     $10
 15. Ratio of gross expenses to average net assets(1)                   1.25%(2)
 16. Ratio of net expenses to average net assets(3)                     1.25%
 17. Ratio of net investment income to average net assets               8.01%
 18. Portfolio turnover rate                                             258%
--------------------------------------------------------------------------------

(1) The expense ratio reflects expenses prior to any expense offset arrangements.
(2) The ratio was 10.65% in 2000 before waiver of certain fees incurred by the Portfolio.
(3) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  57

MONEY MARKET PORTFOLIO - SERVICE SHARES
--------------------------------------------------------------------------------
                                                                    Period ended
                                                                    December 31
                                                                        2000
  1. NET ASSET VALUE, BEGINNING OF PERIOD                              $1.00
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income/(loss)                                       0.06
  3. Net gains/(losses) on securities (both realized and
     unrealized)                                                          --
  4. Total from investment operations                                   0.06
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)                           (0.06)
  6. Dividends (in excess of net investment income)                       --
  7. Distributions (from capital gains)                                   --
  8. Distributions (in excess of capital gains)                           --
  9. Tax return of capital                                                --
 10. Total distributions                                              (0.06)
 11. NET ASSET VALUE, END OF PERIOD                                    $1.00
 12. Total return                                                      6.03%
 13. Net assets, end of period (in thousands)                            $10
 14. Average net assets for the period (in thousands)(1)                 $10
 15. Ratio of gross expenses to average net assets(2)                  0.61%
 16. Ratio of net expenses to average net assets                       0.61%
 17. Ratio of net investment income to average net assets              5.84%
--------------------------------------------------------------------------------

(1) The expense ratio reflects expenses prior to any expense offset arrangements.
(2) The expense ratio reflects expenses after any expense offset arrangements.

 58 Janus Aspen Series

                                                    Glossary of investment terms

          This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Portfolios may invest. The Portfolios may invest in these instruments to the extent permitted by their investment objectives and policies. The Portfolios are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

          BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

          COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Portfolios may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

          COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

          CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

          DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

          DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).


          FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short-and long-term government, corporate and municipal obligations that pay a specified rate of interest, dividends or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.


          HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

          MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

          PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the

                                                Glossary of investment terms  59

          Portfolios must pay if these investments are profitable, the Portfolios may make various elections permitted by the tax laws. These elections could require that the Portfolios recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

          PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

          PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

          RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

          STANDBY COMMITMENTS are obligations purchased by a Portfolio from a dealer that give the Portfolio the option to sell a security to the dealer at a specified price.

          STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

          STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

          TENDER OPTION BONDS are generally long-term securities that are coupled with an option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This type of security is commonly used as a means of enhancing the security's liquidity.

          U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

          VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

          WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

 60 Janus Aspen Series

          ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

          FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Portfolios may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. They may also enter into forward contracts to purchase or sell securities or other financial indices.

          FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Portfolios may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. government, foreign government, equity or fixed-income securities. The Portfolios may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

          INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

          INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

          INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

          OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Portfolios may purchase and write put and call options on securities, securities indices and foreign currencies.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

          REPURCHASE AGREEMENTS involve the purchase of a security by a Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

                                                Glossary of investment terms  61

          REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

          SHORT SALES in which the Portfolio may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that the Portfolio owns, or a security equivalent in kind or amount to the security sold short that the Portfolio has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Portfolio borrows and does not own. The Portfolio may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Portfolio loses the opportunity to participate in the gain. For "naked" short sales, the Portfolio will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale and if the price declines during this period, the Portfolio will realize a short-term capital gain. Although the Portfolio's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

          WHEN-ISSUED, DELAYED DELIVERY AND FORWARD TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolios do not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

 62 Janus Aspen Series

                                                Explanation of rating categories

          The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR'S
RATINGS SERVICES

                BOND RATING                  EXPLANATION
                -----------------------------------------------------------------------------------------
                Investment Grade
                AAA......................... Highest rating; extremely strong capacity to pay principal and interest.
                AA.......................... High quality; very strong capacity to pay principal and interest.
                A........................... Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
                BBB......................... Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.
                Non-Investment Grade
                BB, B, CCC, CC, C........... Predominantly speculative with respect to the issuer's capacity to meet required interest and principal payments.
                                             BB - lowest degree of speculation; C - the highest degree of speculation. Quality and protective characteristics
                                             outweighed by large uncertainties or major risk exposure to adverse conditions.
                D........................... In default.

                                            Explanation of rating categories  63

MOODY'S INVESTORS SERVICE, INC.

                BOND RATING                  EXPLANATION
                -----------------------------------------------------------------------------------------
                Investment Grade
                Aaa......................... Highest quality, smallest degree of investment risk.
                Aa.......................... High quality; together with Aaa bonds, they compose the high-grade bond group.
                A........................... Upper-medium grade obligations; many favorable investment attributes.
                Baa......................... Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.
                Non-Investment Grade
                Ba.......................... More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.
                B........................... Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
                Caa......................... Poor standing, may be in default; elements of danger with respect to principal or interest payments.
                Ca.......................... Speculative in a high degree; could be in default or have other marked shortcomings.
                C........................... Lowest-rated; extremely poor prospects of ever attaining investment standing.

          Unrated securities will be treated as noninvestment grade securities unless a portfolio manager determines that such securities are the equivalent of investment grade securities. Securities that have received ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

 64 Janus Aspen Series

SECURITIES HOLDINGS BY RATING CATEGORY

          During the year ended December 31, 2000, the percentage of securities holdings for the following Portfolios by rating category based upon a weighted monthly average was:

                FLEXIBLE INCOME PORTFOLIO
          ----------------------------------------------------------------------------------------------
                    BONDS-S&P RATING:
                 AAA                                                                       36%
                 AA                                                                         4%
                 A                                                                         11%
                 BBB                                                                       22%
                 BB                                                                         8%
                 B                                                                          7%
                 CCC                                                                        1%
                 CC                                                                         0%
                 C                                                                          0%
                 Not Rated                                                                  2%
                 Preferred Stock                                                            1%
                 Cash and Options                                                           8%
                 TOTAL                                                                    100%
          ----------------------------------------------------------------------------------------------

                HIGH-YIELD PORTFOLIO
          ----------------------------------------------------------------------------------------------
                    BONDS-S&P RATING:
                 AAA                                                                        0%
                 AA                                                                         0%
                 A                                                                          4%
                 BBB                                                                       15%
                 BB                                                                         6%
                 B                                                                         52%
                 CCC                                                                        3%
                 CC                                                                         0%
                 C                                                                          0%
                 Not Rated                                                                  6%
                 Preferred Stock                                                            0%
                 Cash and Options                                                          14%
                 TOTAL                                                                    100%
          ----------------------------------------------------------------------------------------------

          No other Portfolio described in this Prospectus held 5% or more of its assets in bonds rated below investment grade for the year ended December 31, 2000.

                                            Explanation of rating categories  65

[JANUS LOGO]
        1-800-525-0020
        100 Fillmore Street
        Denver, Colorado 80206-4928
        www.janus.com

You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report, free of charge, by contacting your plan sponsor or visiting our Web site at janus.com. In the Portfolios' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during their last fiscal year. Other information is also available from financial intermediaries that sell Shares of the Portfolios.

The Statement of Additional Information provides detailed information about the Portfolios and is incorporated into this Prospectus by reference. You may review and copy information about the Portfolios (including the Portfolios' Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You may also obtain reports and other information about the Portfolios from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.

JASSCOMBPRO

                          Investment Company Act File No. 811-7736

                                  [JANUS LOGO]

                               Janus Aspen Series
                                 Service Shares

Growth Portfolio
Aggressive Growth Portfolio
Capital Appreciation Portfolio
Strategic Value Portfolio

Core Equity Portfolio


(Formerly Equity Income Portfolio)

Balanced Portfolio


Growth and Income Portfolio
International Growth Portfolio
Worldwide Growth Portfolio
Global Life Sciences Portfolio
Global Technology Portfolio
Flexible Income Portfolio
High-Yield Portfolio*

100 Fillmore Street
Denver, CO 80206-4928
(800) 525-0020

Statement of Additional Information


July 31, 2001


* HIGH-YIELD PORTFOLIO IS CLOSED TO NEW INVESTORS EFFECTIVE MAY 1, 2001. JANUS CAPITAL CORPORATION ANTICIPATES LIQUIDATION OF THE PORTFOLIO SOON AFTER REGULATORY APPROVALS ARE OBTAINED.


This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus for the Service Shares (the "Shares") of the portfolios listed above, each of which is a separate series of Janus Aspen Series, a Delaware business trust. Each of these series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. Each Portfolio is managed separately by Janus Capital Corporation. Core Equity Portfolio was formerly known as Equity Income Portfolio. The name change was effective July 31, 2001.


The Service Shares of the Portfolios may be purchased only by separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts (collectively, "variable insurance contracts") and by certain qualified retirement plans.


This SAI is not a Prospectus and should be read in conjunction with the Portfolios' Prospectus dated July 31, 2001, which is incorporated by reference into this SAI and may be obtained from your insurance company or plan sponsor. This SAI contains additional and more detailed information about the Portfolios' operations and activities than the Prospectus. The Annual Reports, which contain important financial information about the Portfolios, are incorporated by reference into this SAI and are also available, without charge from your insurance company or plan sponsor.

    [JANUS LOGO]

                                                               Table of contents

                Classification, Portfolio Turnover, Investment Policies and
                Restrictions, and Investment Strategies and Risks...........    2
                Investment Adviser..........................................   23
                Custodian, Transfer Agent and Certain Affiliations..........   26
                Portfolio Transactions and Brokerage........................   27
                Trustees and Officers.......................................   31
                Shares of the Trust.........................................   36
                   Net Asset Value Determination............................   36
                   Purchases................................................   36
                   Distribution and Shareholder Servicing Plan..............   37
                   Redemptions..............................................   38
                Income Dividends, Capital Gains Distributions and Tax
                Status......................................................   39
                Principal Shareholders......................................   40
                Miscellaneous Information...................................   43
                   Shares of the Trust......................................   43
                   Shareholder Meetings.....................................   43
                   Voting Rights............................................   43
                   Independent Accountants..................................   44
                   Registration Statement...................................   44
                Performance Information.....................................   45
                Financial Statements........................................   47
                Appendix A..................................................   48
                   Explanation of Rating Categories.........................   48

Classification, portfolio turnover, investment policies
                and restrictions, and investment
                strategies and risks

CLASSIFICATION


          Each Portfolio is a series of the Trust, an open-end, management investment company. The Investment Company Act of 1940 ("1940 Act") classifies mutual funds as either diversified or nondiversified. Aggressive Growth Portfolio, Capital Appreciation Portfolio, Strategic Value Portfolio, Global Life Sciences Portfolio and Global Technology Portfolio are nondiversified funds. Each of these Portfolios reserves the right to become a diversified fund by limiting the investments in which more than 5% of its total assets are invested. Growth Portfolio, Core Equity Portfolio, Balanced Portfolio, Growth and Income Portfolio, International Growth Portfolio, Worldwide Growth Portfolio, Flexible Income Portfolio and High-Yield Portfolio are diversified funds.


PORTFOLIO TURNOVER

          The Prospectus includes a discussion of portfolio turnover policies. Portfolio turnover is calculated by dividing total purchases or sales, whichever is less, by the average monthly value of a Portfolio's securities. The following table summarizes the portfolio turnover rates for the fiscal periods indicated. The information below is for fiscal periods ended December 31.


Portfolio Name                                                2000      1999
----------------------------------------------------------------------------
Growth Portfolio............................................   47%       53%
Aggressive Growth Portfolio.................................   82%      105%
Capital Appreciation Portfolio..............................   41%       52%
Strategic Value Portfolio(1)................................   47%       N/A
Core Equity Portfolio(2)....................................   95%      114%
Balanced Portfolio..........................................   72%       92%
Growth and Income Portfolio.................................   37%       59%
International Growth Portfolio..............................   67%       80%
Worldwide Growth Portfolio..................................   66%       67%
Global Life Sciences Portfolio(3)...........................  137%       N/A
Global Technology Portfolio(3)..............................   34%       N/A
Flexible Income Portfolio...................................  202%      116%
High-Yield Portfolio........................................  258%      554%


(1) May 1, 2000 (inception) to December 31, 2000, annualized.

(2) Formerly, Equity Income Portfolio.


(3) January 18, 2000 (inception) to December 31, 2000, annualized.


INVESTMENT POLICIES AND RESTRICTIONS APPLICABLE TO ALL PORTFOLIOS

          The Portfolios are subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or a particular Portfolio or particular class of shares if a matter affects just that Portfolio or that class of shares), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Portfolio or class of shares) are present or represented by proxy. As fundamental policies, each of the Portfolios may not:

          (1) Own more than 10% of the outstanding voting securities of any one issuer and, as to fifty percent (50%) of the value of the total assets of Aggressive Growth Portfolio, Capital Appreciation Portfolio, Strategic Value Portfolio, Global Life Sciences Portfolio and Global Technology Portfolio and as to seventy-five percent (75%) of the value of the total assets of the other Portfolios, purchase the securities of any one issuer (except cash items and "government securities" as defined under the Investment Company Act of 1940, as amended, if immediately after and as a result of such purchase, the value of the holdings of a

          Portfolio in the securities of such issuer exceeds 5% of the value of such Portfolio's total assets. With respect to the other 50% of the value of its total assets, Aggressive Growth Portfolio, Capital Appreciation Portfolio, Strategic Value Portfolio, Global Life Sciences Portfolio and Global Technology Portfolio may invest in the securities of as few as two issuers.

          (2) Invest 25% or more of the value of their respective total assets in any particular industry (other than U.S. government securities). This policy does not apply to Global Life Sciences Portfolio.

          (3) Invest directly in real estate or interests in real estate; however, the Portfolios may own debt or equity securities issued by companies engaged in those businesses.

          (4) Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Portfolios from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

          (5) Lend any security or make any other loan if, as a result, more than 25% of a Portfolio's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).

          (6) Act as an underwriter of securities issued by others, except to the extent that a Portfolio may be deemed an underwriter in connection with the disposition of its portfolio securities.

          As a fundamental policy, each Portfolio may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as such Portfolio.

          The Trustees have adopted additional investment restrictions for the Portfolios. These restrictions are operating policies of the Portfolios and may be changed by the Trustees without shareholder approval. The additional investment restrictions adopted by the Trustees to date include the following:

          (a) A Portfolio will not (i) enter into any futures contracts and related options for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission ("CFTC") regulations if the aggregate initial margin and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions will exceed 5% of the fair market value of a Portfolio's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and (ii) enter into any futures contracts if the aggregate amount of such Portfolio's commitments under outstanding futures contracts positions would exceed the market value of its total assets.

          (b) The Portfolios may sell securities short if they own or have the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor ("short sales against the box"). In addition, the Equity Portfolios may engage in "naked" short sales, which involve selling a security that a Portfolio borrows and does not own. The total market value of all of a Portfolio's naked short sale positions will not exceed 8% of its assets. Transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short.

          (c) The Portfolios do not currently intend to purchase securities on margin, except that the Portfolios may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

          (d) A Portfolio may not mortgage or pledge any securities owned or held by such Portfolio in amounts that exceed, in the aggregate, 15% of that Portfolio's net asset value, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

          (e) The Portfolios may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of their respective total assets (including the amount borrowed) less liabilities (other than borrowings). If borrowings exceed 25% of the value of a Portfolio's total assets by reason of a decline in net assets, the Portfolio will reduce its borrowings within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements, short sales transactions, deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

          (f) The Portfolios do not currently intend to purchase any security or enter into a repurchase agreement, if as a result, more than 15% of their respective net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Portfolios' investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"), or any successor to such rule, Section 4(2) commercial paper and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

          (g) The Portfolios may not invest in companies for the purpose of exercising control of management.

          Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), each of the Portfolios may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital serves as investment adviser. All such borrowing and lending will be subject to the above limits. A Portfolio will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. A Portfolio will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). A Portfolio may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Portfolio could result in a lost investment opportunity or additional borrowing costs.

          For the purposes of these investment restrictions, the identification of the issuer of a municipal obligation depends on the terms and conditions of the security. When assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if the bond is backed only by assets and revenues of a nongovernmental user, then the nongovernmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees the security, the guarantee would be considered a separate security that would be treated as an issue of the guaranteeing entity.

          For purposes of the Portfolios' restriction on investing in a particular industry, the Portfolios will rely primarily on industry classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. classifications are so broad that the primary economic characteristics in a single class are materially different, the Portfolios may further classify issuers in accordance with industry classifications as published by the SEC.

INVESTMENT POLICIES APPLICABLE TO CERTAIN PORTFOLIOS

          BALANCED PORTFOLIO. As an operational policy, at least 25% of the assets of Balanced Portfolio normally will be invested in fixed-income securities.

          GLOBAL LIFE SCIENCES PORTFOLIO. As a fundamental policy, Global Life Sciences Portfolio will normally invest at least 25% of its total assets, in the aggregate, in the following industry groups: health care; pharmaceuticals; agriculture; cosmetics/personal care; and biotechnology.

          FLEXIBLE INCOME PORTFOLIO. As a fundamental policy, this Portfolio may not purchase a non-income-producing security if, after such purchase, less than 80% of the Portfolio's total assets would be invested in income-producing securities. Income-producing securities include securities that make periodic interest payments as well as those that make interest payments on a deferred basis or pay interest only at maturity (e.g., Treasury bills or zero coupon bonds).

INVESTMENT STRATEGIES AND RISKS

Cash Position

          As discussed in the Prospectus, when a portfolio manager believes that market conditions are unfavorable for profitable investing, or when he or she is otherwise unable to locate attractive investment opportunities, the Portfolio's investment in cash and similar investments may increase. Securities that the Portfolios may invest in as a means of receiving a return on idle cash include commercial paper, certificates of deposit, repurchase agreements or other short-term debt obligations. The Portfolios may also invest in money market funds, including funds managed by Janus Capital. (See "Investment Company Securities").

Illiquid Investments

          Each Portfolio may invest up to 15% of its net assets in illiquid investments (i.e., securities that are not readily marketable). The Trustees have authorized Janus Capital to make liquidity determinations with respect to certain securities, including Rule 144A Securities, commercial paper and municipal lease obligations purchased by the Portfolios. Under the guidelines established by the Trustees, Janus Capital will consider the following factors: (1) the frequency of trades and quoted prices for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. In the case of commercial paper, Janus Capital will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a nationally recognized statistical rating organization ("NRSRO"). A foreign security that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market is not deemed to be a restricted security subject to these procedures.

          If illiquid securities exceed 15% of a Portfolio's net assets after the time of purchase the Portfolio will take steps to reduce in an orderly fashion its holdings of illiquid securities. Because illiquid securities may not be readily marketable, a portfolio manager may not be able to dispose of them in a timely manner. As a result, a Portfolio may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the net asset value of a Portfolio to decline.

          Each of the Portfolios may invest up to 5% of its total assets in venture capital investments, although no more than 0.5% of its total assets will be invested in any one venture capital company. Venture capital investments are investments in new and early stage companies whose securities are not publicly traded. These investments may present significant opportunities for capital appreciation but involve a high degree of risk that can result in substantial losses. The Portfolios may not be able to sell such investments when a portfolio manager deems it appropriate to do so due to restrictions on their sale. In addition, the Portfolios may be forced to sell their venture capital investments at less than fair market value. Where venture capital investments must be registered prior to their sale, the Portfolios may be obligated to pay all or part of the registration expenses. Any of these situations may result in a decrease in a Portfolio's NAV.

Securities Lending

          The Portfolios may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Portfolios may seek to earn additional income through securities lending. Since there is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially, securities lending will only be made to parties that Janus Capital deems creditworthy and in good standing. In addition, such loans will only be made if Janus Capital believes the benefit from granting such loans justifies the risk. The Portfolios will not have the right to vote on securities while they are being lent, but it will generally call a loan in anticipation of any important vote. All loans will be continuously secured by collateral which consists of cash, U.S. government securities, letters of credit and such other collateral permitted by the SEC and policies approved by the Trustees. Cash collateral may be invested in money market funds advised by Janus to the extent consistent with exemptive relief obtained from the SEC.

Foreign Securities

          Unless otherwise limited by its specific investment policies, each Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities, because the Portfolios' performance may depend on issues other than the performance of a particular company. These issues include:

          CURRENCY RISK. As long as a Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Portfolio sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

          POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Portfolio's assets from that country.

          REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and

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          practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

          MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

          TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

Short Sales

          Each Portfolio may engage in "short sales against the box." This technique involves selling either a security that a Portfolio owns, or a security equivalent in kind and amount to the security sold short that the Portfolio has the right to obtain, for delivery at a specified date in the future. A Portfolio may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, a Portfolio loses the opportunity to participate in the gain.

          The Equity Portfolios may also engage in "naked" short sales. In a naked short sale transaction, a Portfolio sells a security it does not own to a purchaser at a specified price. To complete a naked short sale, a Portfolio must: (1) borrow the security to deliver it to the purchaser and (2) buy that same security in the market to return it to the lender. A Portfolio will engage in naked short sales when its portfolio manager anticipates that the security's market purchase price will be less than its borrowing price. Naked short sales involve the same fundamental risk as short sales against the box, as described in the previous paragraph. In addition, naked short sales carry risks of loss if the value of a security sold short increases prior to the scheduled delivery date and a Portfolio must pay more for the security than it has received from the purchaser in the short sale. The total market value of all of a Portfolio's naked short sale positions will not exceed 8% of its assets.

Zero Coupon, Step Coupon and Pay-In-Kind Securities

          Each Portfolio may invest up to 10% (without limit for High-Yield Portfolio and Flexible Income Portfolio) of its assets in zero coupon, pay-in-kind and step coupon securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made. For the purposes of any Portfolio's restriction on investing in income-producing securities, income-producing securities include securities that make periodic interest payments as well as those that make interest payments on a deferred basis or pay interest only at maturity (e.g., Treasury bills or zero coupon bonds).

          Current federal income tax law requires holders of zero coupon securities and step coupon securities to report the portion of the original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to

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          qualify as a "regulated investment company" under the Internal Revenue
          Code of 1986, as amended, and the regulations thereunder (the "Code"), a Portfolio must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds. Because a Portfolio will not receive cash payments on a current basis in respect of accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years that Portfolio may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. A Portfolio might obtain such cash from selling other portfolio holdings which might cause that Portfolio to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the assets to which Portfolio expenses could be allocated and to reduce the rate of return for that Portfolio. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a Portfolio to sell the securities at the time.

          Generally, the market prices of zero coupon, step coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

Pass-Through Securities

          The Portfolios may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Portfolios. The most common type of pass-through securities are mortgage-backed securities. Ginnie Mae Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. Ginnie Mae Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. A Portfolio will generally purchase "modified pass-through" Ginnie Mae Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the "issuer" and Ginnie Mae, regardless of whether or not the mortgagor actually makes the payment. Ginnie Mae Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. government.

          Freddie Mac issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble Ginnie Mae Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. Freddie Mac guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by Freddie Mac as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. government.

          Fannie Mae issues guaranteed mortgage pass-through certificates ("Fannie Mae Certificates"). Fannie Mae Certificates resemble Ginnie Mae Certificates in that each Fannie Mae Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by Fannie Mae as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. government.

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          Except for GMCs, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as the Portfolios), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. A portfolio manager will consider estimated prepayment rates in calculating the average-weighted maturity of a Portfolio. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by a Portfolio might be converted to cash and that Portfolio will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit a Portfolio's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

          Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies or other providers of credit. Generally, the originating bank or credit provider is neither the obligor nor the guarantor of the security, and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securities include units of beneficial interests in pools of purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. The market for tax-exempt asset-backed securities is still relatively new. These obligations are likely to involve unscheduled prepayments of principal.

Investment Company Securities

          From time to time, the Portfolios may invest in securities of other investment companies, subject to the provisions of Section 12(d)(1) of the 1940 Act. The Portfolios may invest in securities of money market funds managed by Janus Capital in excess of the limitations of Section 12(d)(1) under the terms of an SEC exemptive order obtained by Janus Capital and the Janus funds.

Depositary Receipts

          The Portfolios may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The Portfolios may also invest in European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and in other similar instruments representing securities of foreign companies. EDRs and GDRs are securities that are typically issued by foreign banks or foreign trust companies, although U.S. banks or U.S. trust companies may issue them. EDRs and GDRs are structured similarly to the arrangements of ADRs. EDRs, in bearer form, are designed for use in European securities markets.

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          Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency. The risks of foreign investing are addressed in some detail in the Portfolios' prospectus.

Municipal Obligations

          The Portfolios may invest in municipal obligations issued by states, territories and possessions of the United States and the District of Columbia. The value of municipal obligations can be affected by changes in their actual or perceived credit quality. The credit quality of municipal obligations can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer's future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the security is issued, and the liquidity of the security. Because municipal securities are generally traded over-the-counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal obligations may be enhanced by demand features, which would enable a Portfolio to demand payment on short notice from the issuer or a financial intermediary.

Other Income-Producing Securities

          Other types of income producing securities that the Portfolios may purchase include, but are not limited to, the following types of securities:

          VARIABLE AND FLOATING RATE OBLIGATIONS. These types of securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

          In order to most effectively use these investments, a portfolio manager must correctly assess probable movements in interest rates. This involves different skills than those used to select most portfolio securities. If the portfolio manager incorrectly forecasts such movements, a Portfolio could be adversely affected by the use of variable or floating rate obligations.

          STANDBY COMMITMENTS. These instruments, which are similar to a put, give a Portfolio the option to obligate a broker, dealer or bank to repurchase a security held by that Portfolio at a specified price.

          TENDER OPTION BONDS. Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

          INVERSE FLOATERS. Inverse floaters are debt instruments whose interest bears an inverse relationship to the interest rate on another security. No Portfolio will invest more than 5% of its assets in inverse floaters. Similar to variable and floating rate obligations, effective use of inverse floaters requires skills different from those needed to select most portfolio securities. If movements in interest rates are incorrectly anticipated, a fund could lose money or its NAV could decline by the use of inverse floaters.

          STRIP BONDS. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

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          The Portfolios will purchase standby commitments, tender option bonds and instruments with demand features primarily for the purpose of increasing the liquidity of their holdings.

Repurchase and Reverse Repurchase Agreements

          In a repurchase agreement, a Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Portfolio to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Portfolio may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days are subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Portfolios to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital.

          A Portfolio may use reverse repurchase agreements to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Portfolio sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Portfolio will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Portfolios will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Portfolio, although the Portfolio's intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect.

High-Yield/High-Risk Bonds


          Flexible Income Portfolio and High-Yield Portfolio may invest without limit in bonds that are rated below investment grade (e.g., bonds rated BB or lower by Standard & Poor's Ratings Services or Ba or lower by Moody's Investors Service, Inc.). Within the parameters of its specific investment policies, no other Portfolio intends to invest 35% or more of its net assets in such bonds, and Core Equity Portfolio will, under normal circumstances, limit its investments in such bonds to 20% of its net assets. Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Portfolio would experience a reduction in its income, and could expect a decline in the market value of the bonds so affected.


          Any Portfolio may also invest in unrated bonds of foreign and domestic issuers. For the Portfolios subject to such limit, unrated bonds will be included in each Portfolio's 35% limit on investments in bonds rated below investment grade unless its portfolio manager deems such securities to be the equivalent of investments grade bonds. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors,

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          certain municipalities may not incur the costs of obtaining a rating.
          A Portfolio's manager will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated municipal bonds.

Defaulted Securities

          A Portfolio will invest in defaulted securities only when its portfolio manager believes, based upon his or her analysis of the financial condition, results of operations and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation. For the Portfolios subject to such limit, defaulted securities will be included in each Portfolio's 35% limit on investments in bonds rated below investment grade. Notwithstanding the portfolio manager's belief about the resumption of income, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:

          FINANCIAL AND MARKET RISKS. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial or, at times, even total losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.

          DISPOSITION OF PORTFOLIO SECURITIES. Although these Portfolios generally will purchase securities for which their portfolio managers expect an active market to be maintained, defaulted securities may be less actively traded than other securities and it may be difficult to dispose of substantial holdings of such securities at prevailing market prices. The Portfolios will limit holdings of any such securities to amounts that the portfolio managers believe could be readily sold, and holdings of such securities would, in any event, be limited so as not to limit the Portfolios' ability to readily dispose of securities to meet redemptions.

          OTHER. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the Portfolios.

Futures, Options and Other Derivative Instruments

          FUTURES CONTRACTS. The Portfolios may enter into contracts for the purchase or sale for future delivery of fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. government securities, foreign government securities, equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the CFTC and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

          The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or certain other liquid assets by the Portfolios' custodian or subcustodian for the benefit of the FCM. Initial margin payments are similar to good faith deposits or performance bonds. Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Portfolio's investment limitations. If the

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          value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of a Portfolio, that Portfolio may be entitled to return of margin owed to such Portfolio only in proportion to the amount received by the FCM's other customers. Janus Capital will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Portfolios do business and by depositing margin payments in a segregated account with the Portfolios' custodian.

          The Portfolios intend to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. The Portfolios will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations. To the extent that the Portfolios hold positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of a Portfolio's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

          Although a Portfolio will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to that Portfolio immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because a Portfolio's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, such Portfolio's return could be diminished due to the opportunity losses of foregoing other potential investments.

          A Portfolio's primary purpose in entering into futures contracts is to protect that Portfolio from fluctuations in the value of securities or interest rates without actually buying or selling the underlying debt or equity security. For example, if the Portfolio anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, that Portfolio could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against that Portfolio not participating in a market advance. This technique is sometimes known as an anticipatory hedge. To the extent a Portfolio enters into futures contracts for this purpose, the segregated assets maintained to cover such Portfolio's obligations with respect to the futures contracts will consist of liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by that Portfolio with respect to the futures contracts. Conversely, if a Portfolio holds stocks and seeks to protect itself from a decrease in stock prices, the Portfolio might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. A Portfolio could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

          If a Portfolio owns bonds and the portfolio manager expects interest rates to increase, that Portfolio may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as that Portfolio selling bonds in its portfolio. If interest rates increase as anticipated, the value of the bonds would decline, but the value of that Portfolio's interest rate futures contract will increase, thereby keeping the net asset value of that Portfolio from declining as much as it may have otherwise. If, on the

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          other hand, a portfolio manager expects interest rates to decline, that Portfolio may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although a Portfolio can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

          The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the instrument underlying a futures contract. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by a portfolio manager still may not result in a successful use of futures.

          Futures contracts entail risks. Although the Portfolios believe that use of such contracts will benefit the Portfolios, a Portfolio's overall performance could be worse than if such Portfolio had not entered into futures contracts if the portfolio manager's investment judgement proves incorrect. For example, if a Portfolio has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, that Portfolio will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. In addition, if a Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to such Portfolio.

          The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a Portfolio will not match exactly such Portfolio's current or potential investments. A Portfolio may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests - for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities - which involves a risk that the futures position will not correlate precisely with the performance of such Portfolio's investments.

          Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with a Portfolio's investments. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a Portfolio's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A Portfolio may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not

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          be successful in all cases. If price changes in a Portfolio's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in that Portfolio's other investments.

          Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Portfolio to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, a Portfolio may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, such Portfolio's access to other assets held to cover its futures positions also could be impaired.

          OPTIONS ON FUTURES CONTRACTS. The Portfolios may buy and write put and call options on futures contracts. An option on a future gives a Portfolio the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when a Portfolio is not fully invested it may buy a call option on a futures contract to hedge against a market advance.

          The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, a Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in that Portfolio's holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at expiration of the option is higher than the exercise price, a Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which that Portfolio is considering buying. If a call or put option a Portfolio has written is exercised, such Portfolio will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, a Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

          The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Portfolio may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices or rising interest rates.

          The amount of risk a Portfolio assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the

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          purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

          FORWARD CONTRACTS. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the assets at the time of delivery. The Portfolios may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

          The following discussion summarizes the Portfolios' principal uses of forward foreign currency exchange contracts ("forward currency contracts"). A Portfolio may enter into forward currency contracts with stated contract values of up to the value of that Portfolio's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). A Portfolio will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). A Portfolio also may hedge some or all of its investments denominated in a foreign currency or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in options or futures contracts with respect to the currency. A Portfolio also may enter into a forward currency contract with respect to a currency where the Portfolio is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge"). In any of these circumstances a Portfolio may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio manager believes there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge").

          These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on a Portfolio's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting a Portfolio's currency exposure from one foreign currency to another removes that Portfolio's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to such Portfolio if its portfolio manager's projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for a Portfolio than if it had not entered into such contracts.

          The Portfolios will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in or whose value is tied to the currency underlying the forward contract or the currency being hedged. To the extent that a Portfolio is not able to cover its forward currency positions with

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          underlying portfolio securities, the Portfolios' custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of such Portfolio's commitments under forward contracts entered into with respect to position hedges, cross-hedges and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, a Portfolio will find alternative cover or segregate additional cash or other liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of such Portfolio's commitments with respect to such contracts. As an alternative to segregating assets, a Portfolio may buy call options permitting such Portfolio to buy the amount of foreign currency being hedged by a forward sale contract or a Portfolio may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

          While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Portfolios' ability to utilize forward contracts may be restricted. In addition, a Portfolio may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Portfolio assets.

          OPTIONS ON FOREIGN CURRENCIES. The Portfolios may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Portfolio may buy put options on the foreign currency. If the value of the currency declines, such Portfolio will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

          Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Portfolio may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Portfolio from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent projected, a Portfolio could sustain losses on transactions in foreign currency options that would require such Portfolio to forego a portion or all of the benefits of advantageous changes in those rates.

          The Portfolios may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, a Portfolio could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the decline in value of portfolio securities will be offset by the amount of the premium received.

          Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, should expire unexercised and allow that Portfolio to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and a Portfolio would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Portfolio also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

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          The Portfolios may write covered call options on foreign currencies. A call option written on a foreign currency by a Portfolio is "covered" if that Portfolio owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if a Portfolio has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by such Portfolio in cash or other liquid assets in a segregated account with the Portfolios' custodian.

          The Portfolios also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which a Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option. Call options on foreign currencies which are entered into for cross-hedging purposes are not covered. However, in such circumstances, a Portfolio will collateralize the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

          OPTIONS ON SECURITIES. In an effort to increase current income and to reduce fluctuations in net asset value, the Portfolios may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter. The Portfolios may write and buy options on the same types of securities that the Portfolios may purchase directly.

          A put option written by a Portfolio is "covered" if that Portfolio (i) segregates cash not available for investment or other liquid assets with a value equal to the exercise price of the put with the Portfolios' custodian or (ii) holds a put on the same security and in the same principal amount as the put written and the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

          A call option written by a Portfolio is "covered" if that Portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Portfolios' custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if a Portfolio holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by that Portfolio in cash and other liquid assets in a segregated account with its custodian.

          The Portfolios also may write call options that are not covered for cross-hedging purposes. A Portfolio collateralizes its obligation under a written call option for cross-hedging purposes by segregating cash or other liquid assets in an amount not less than the market value of the underlying security, marked-to-market daily. A Portfolio would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and its portfolio manager believes that writing the option would achieve the desired hedge.

          The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may

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          be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

          The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

          In the case of a written call option, effecting a closing transaction will permit a Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit a Portfolio to write another put option to the extent that the exercise price is secured by deposited liquid assets. Effecting a closing transaction also will permit a Portfolio to use the cash or proceeds from the concurrent sale of any securities subject to the option for other investments. If a Portfolio desires to sell a particular security from its portfolio on which it has written a call option, such Portfolio will effect a closing transaction prior to or concurrent with the sale of the security.

          A Portfolio will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. A Portfolio will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Portfolio.

          An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, the Portfolio may not be able to effect closing transactions in particular options and the Portfolio would have to exercise the options in order to realize any profit. If a Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. The absence of a liquid secondary market may be due to the following: (i) insufficient trading interest in certain options, (ii) restrictions imposed by a national securities exchange ("Exchange") on which the option is traded on opening or closing transactions or both, (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, (iv) unusual or unforeseen circumstances that interrupt normal operations on an Exchange, (v) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of

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          options) would cease to exist, although outstanding options on that
          Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

          A Portfolio may write options in connection with buy-and-write transactions. In other words, a Portfolio may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, a Portfolio's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between that Portfolio's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

          The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and a Portfolio's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, a Portfolio may elect to close the position or take delivery of the security at the exercise price and that Portfolio's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

          A Portfolio may buy put options to hedge against a decline in the value of its portfolio. By using put options in this way, a Portfolio will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

          A Portfolio may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by such Portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to that Portfolio.

          EURODOLLAR INSTRUMENTS. A Portfolio may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Portfolio might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

          SWAPS AND SWAP-RELATED PRODUCTS. A Portfolio may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with a Portfolio receiving or paying, as the case may be, only the net amount of the two

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          payments). The net amount of the excess, if any, of a Portfolio's obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Portfolios' custodian. If a Portfolio enters into an interest rate swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. A Portfolio will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one NRSRO at the time of entering into such transaction. Janus Capital will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, a Portfolio will have contractual remedies pursuant to the agreements related to the transaction.

          The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Janus Capital has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent a Portfolio sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

          There is no limit on the amount of interest rate swap transactions that may be entered into by a Portfolio. These transactions may in some instances involve the delivery of securities or other underlying assets by a Portfolio or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, a Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. A Portfolio may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.

          ADDITIONAL RISKS OF OPTIONS ON FOREIGN CURRENCIES, FORWARD CONTRACTS AND FOREIGN INSTRUMENTS. Unlike transactions entered into by the Portfolios in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain Exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to Exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

          Options on foreign currencies traded on Exchanges are within the jurisdiction of the SEC, as are other securities traded on Exchanges. As a result, many of the protections provided to traders on organized Exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on an Exchange are cleared and guaranteed by the OCC, thereby reducing the risk

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          of counterparty default. Further, a liquid secondary market in options traded on an Exchange may be more readily available than in the over-the-counter market, potentially permitting a Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

          The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

          In addition, options on U.S. government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Portfolio's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) low trading volume.

Investment adviser

          As stated in the Prospectus, each Portfolio has an Investment Advisory Agreement with Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928. Each Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Portfolios' investments, provide office space for the Portfolios, and pay the salaries, fees and expenses of all Portfolio officers and of those Trustees who are affiliated with Janus Capital. Janus Capital also may make payments to selected broker-dealer firms or institutions which were instrumental in the acquisition of shareholders for the Portfolios or other Janus Funds or which perform recordkeeping or other services with respect to shareholder accounts. The minimum aggregate size required for eligibility for such payments, and the factors in selecting the broker-dealer firms and institutions to which they will be made, are determined from time to time by Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Portfolios.

          The Portfolios pay custodian and transfer agent fees and expenses, brokerage commissions and dealer spreads and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, trade or other investment company organization dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Portfolio Trustees who are not affiliated with Janus Capital and other costs of complying with applicable laws regulating the sale of Portfolio shares. Pursuant to the Advisory Agreements, Janus Capital furnishes certain other services, including net asset value determination, portfolio accounting and recordkeeping, for which the Portfolios may reimburse Janus Capital for its costs.


          Growth Portfolio, Aggressive Growth Portfolio, Capital Appreciation Portfolio, Core Equity Portfolio, Balanced Portfolio, Growth and Income Portfolio, Strategic Value Portfolio, International Growth Portfolio, Worldwide Growth Portfolio, Global Life Sciences Portfolio and Global Technology Portfolio have each agreed to compensate Janus Capital for its services by the monthly payment of a fee at the annual rate of 0.65% of the average daily net assets of each Portfolio.



          Janus Capital has agreed to reimburse Strategic Value Portfolio, Core Equity Portfolio, Global Life Sciences Portfolio and Global Technology Portfolio by the amount, if any, that such Portfolio's normal operating expenses in any fiscal year, including the investment advisory fee but excluding the distribution fee described below, brokerage commissions, interest, taxes and extraordinary expenses, exceed an annual rate of 1.25% of the average daily net assets of the Portfolio until at least the next annual renewal of the advisory agreements. Mortality risk, expense risk and other charges imposed by participating insurance companies are also excluded from the above expense limitation.


          High-Yield Portfolio has agreed to compensate Janus Capital for its services by the monthly payment of a fee at the annual rate of .75% of the first $300 million of average daily net assets of the Portfolio and .65% of the average daily net assets in excess of $300 million. Flexible Income Portfolio has agreed to compensate Janus Capital for its services by the monthly payment of a fee at the annual rate of .65% of the first $300 million of the average daily net assets of the Portfolio, plus .55% of the average daily net assets of the Portfolio in excess of $300 million. Janus Capital has agreed by contract to waive the advisory fee payable by High-Yield Portfolio and Flexible Income Portfolio in an amount equal to the amount, if any, that the Portfolio's normal operating expenses in any fiscal year, including the investment advisory fee but excluding the distribution fee described below, brokerage commissions, interest, taxes and extraordinary expenses, exceed 1% of the average daily net assets for a fiscal year. Mortality risk, expense risk and other charges imposed by participating insurance companies are also excluded from the above expense limitation. Janus Capital has agreed to continue such waivers until at least the next annual renewal of the advisory agreements.

          The following table summarizes the advisory fees paid by the Portfolios and any advisory fee waivers for the periods indicated. The information below is for fiscal periods ended December 31. The information presented in the table below reflects the management fees in effect during each of the periods shown.


                                           2000                        1999                       1998
        Portfolio Name          Advisory Fees(1)   Waivers    Advisory Fees   Waivers    Advisory Fees   Waivers
----------------------------------------------------------------------------------------------------------------
Growth Portfolio                  $24,948,688            --    $11,643,196         --     $ 5,144,931         --
Aggressive Growth Portfolio       $29,581,977            --    $10,080,519         --     $ 4,159,741         --
Capital Appreciation Portfolio    $ 8,477,539            --    $ 1,716,060         --     $   181,285         --
Strategic Value Portfolio         $    15,984(2)   $ 15,984(3)          N/A        --             N/A         --
Core Equity Portfolio(4)          $   118,672      $ 70,742    $   106,069    $14,279     $    42,337    $34,357
Balanced Portfolio                $20,105,983            --    $10,804,814         --     $ 4,020,954         --
Growth and Income Portfolio       $   935,796            --    $   201,847         --     $    12,900    $12,900(3,5)
International Growth Portfolio    $ 9,772,975            --    $ 2,829,430         --     $ 1,547,572         --
Worldwide Growth Portfolio        $54,995,300            --    $25,509,504         --     $14,485,092         --
Global Life Sciences Portfolio    $   133,995(6)         --            N/A         --             N/A         --
Global Technology Portfolio       $ 2,010,693(6)         --            N/A         --             N/A         --
Flexible Income Portfolio         $ 1,344,877            --    $ 1,051,109         --     $   563,148         --
High-Yield Portfolio              $    12,710      $ 12,710(3)  $    18,446   $18,446(3)  $    24,691    $24,691(3)



(1) The management fee paid by Growth, Aggressive Growth, Capital Appreciation, Core Equity, Balanced, Growth and Income, International Growth and Worldwide Growth Portfolios was reduced to 0.65% of the average daily net assets of each Portfolio.

(2) May 1, 2000 (inception) to December 31, 2000.

(3) Fee waiver by Janus Capital exceeded the advisory fee.


(4)Formerly, Equity Income Portfolio.


(5) May 1, 1998 (inception) to December 31, 1998.


(6) January 18, 2000 (inception) to December 31, 2000.


          The Advisory Agreement for each of the Portfolios is dated July 1, 1997 (except Strategic Value Portfolio, Global Life Sciences Portfolio and Global Technology Portfolio, which are each dated December 14,
          1999). The Portfolios' Advisory Agreements were each amended effective May 1, 2000. Each Advisory Agreement will continue in effect until July 1, 2001, and thereafter from year to year so long as such continuance is approved annually by a majority of the Portfolios' Trustees who are not parties to the Advisory Agreements or interested persons of any such party, and by either a majority of the outstanding voting shares or the Trustees of the Portfolios. Each Advisory Agreement (i) may be terminated without the payment of any penalty by any Portfolio or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval by vote of a majority of the Trustees of the affected Portfolio, including the Trustees who are not interested persons of that Portfolio or Janus Capital and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of that Portfolio.

          Janus Capital acts as sub-adviser for a number of private-label mutual funds and provides separate account advisor services for institutional accounts. Investment decisions for each account managed by Janus Capital, including the Portfolios, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. In some cases, this policy might adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account.

          Pursuant to an exemptive order granted by the SEC, the Portfolios and other portfolios advised by Janus Capital may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating portfolios on a pro rata basis.


          Stilwell Financial Inc. ("Stilwell"), owns approximately 91.6% of the outstanding voting stock of Janus Capital. Stilwell is a publicly traded holding company with principal operations in financial asset management businesses. Thomas H. Bailey, President, Chief Executive Officer and Chairman of the Board of Janus Capital, owns approximately 6.2% of Janus Capital's voting stock and, by agreement with Stilwell, selects at least a majority of Janus Capital's Board, subject to the approval of Stilwell, which Stilwell cannot unreasonably withhold.


          Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by a particular portfolio manager or team of portfolio managers. As a result, from time to time two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

          Janus Capital does not permit the Portfolios' portfolio managers to purchase and sell securities for their own accounts except under the limited exceptions contained in the Code of Ethics which applies to Directors/Trustees of Janus Capital and the Portfolios and employees of, and persons working on a contractual basis for, Janus Capital and its subsidiaries. The Code of Ethics is on file with and available through the SEC Web site at www.sec.gov. The Code of Ethics requires investment personnel, inside Directors/Trustees of Janus Capital and the Portfolios and certain other designated employees deemed to have access to current trading information to pre-clear all transactions in securities not otherwise exempt under the Code of Ethics. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics or would be deemed to adversely affect any transaction then known to be under consideration for or to have been effected on behalf of any client account, including the Portfolios.

          In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are required to be reviewed for compliance with the Code of Ethics. Those persons also may be required under certain circumstances to forfeit their profits made from personal trading.

          The provisions of the Code of Ethics are administered by and subject to exceptions authorized by Janus Capital.

Custodian, transfer agent and certain affiliations

          State Street Bank and Trust Company, P.O. Box 0351, Boston, Massachusetts 02117-0351 is the custodian of the domestic securities and cash of the Portfolios. State Street is the designated Foreign Custody Manager (as the term is defined in Rule 17f-5 under the 1940
          Act) of the Portfolios' securities and cash held outside the United States. The Portfolios' Trustees have delegated to State Street certain responsibilities for such assets, as permitted by Rule 17f-5. State Street and the foreign subcustodians selected by it hold the Portfolios' assets in safekeeping and collect and remit the income thereon, subject to the instructions of each Portfolio.

          Janus Service Corporation, P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Portfolios' transfer agent. In addition, Janus Service provides certain other administrative, recordkeeping and shareholder relations services to the Portfolios. Janus Service Corporation is not compensated for its services related to the Shares, except for out-of-pocket costs.

          The Portfolios pay DST Systems, Inc. ("DST"), a subsidiary of Stilwell, license fees at the annual rate of $3.06 per shareholder account for the equity portfolios and $3.98 per shareholder account for the fixed-income portfolios for the use of DST's shareholder accounting system. The Portfolios also pay DST $1.10 per closed shareholder account. The Portfolios pay DST for the use of its portfolio and fund accounting system a monthly base fee of $265 to $1,323 per month based on the number of Janus funds using the system and an asset charge of $1 per million dollars of net assets (not to exceed $500 per month).

          The Trustees have authorized the Portfolios to use an affiliate of DST as introducing broker for certain Portfolio transactions. Brokerage commissions paid on such transactions may be used as a means to reduce Portfolio expenses through credits against the charges of DST and its affiliates. Such credits will not reduce the fees Janus Capital is obligated to pay any Portfolio under its waiver agreement, and such Portfolio receives the benefit of any such credits. See "Portfolio Transactions and Brokerage."

          Janus Distributors, Inc., 100 Fillmore Street, Denver, Colorado 80206-4928, a wholly-owned subsidiary of Janus Capital, is the Trust's distributor. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

Portfolio transactions and brokerage

          Decisions as to the assignment of portfolio business for the Portfolios and negotiation of its commission rates are made by Janus Capital whose policy is to obtain the "best execution" (prompt and reliable execution including such factors as liquidity, anonymity and price) of all portfolio transactions. The Portfolios may trade foreign securities in foreign countries because the best available market for these securities is often on foreign exchanges. In transactions on foreign stock exchanges, brokers' commissions are frequently fixed and are often higher than in the United States, where commissions are negotiated.

          In selecting brokers and dealers and in negotiating commissions, Janus Capital considers a number of factors, including but not limited to:
          Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the quality of the execution, clearance and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to a Portfolio or to a third party service provider to the Portfolio to pay Portfolio expenses; and research products or services provided. In recognition of the value of the foregoing factors, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. Research may include furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities; furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy; access to research analysts, corporate management personnel, industry experts, economists and government officials; comparative performance evaluation and technical measurement services and quotation services, and products and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver, process or otherwise utilize information, including the research described above) that assist Janus Capital in carrying out its responsibilities. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts. Most brokers and dealers used by Janus Capital provide research and other services described above.

          For the year ended December 31, 2000, the total brokerage commissions paid by the Portfolios to brokers and dealers in transactions identified for execution primarily on the basis of research and other services provided to the Portfolios are summarized below:


                       Portfolio Name                         Commissions    Transactions
------------------------------------------------------------------------------------------
Growth Portfolio                                              $2,011,985    $1,973,606,927
Aggressive Growth Portfolio                                   $1,420,570    $1,512,525,920
Capital Appreciation Portfolio                                $  576,089    $  720,469,218
Strategic Value Portfolio                                     $    3,575    $    2,040,393
Core Equity Portfolio(1)                                      $   12,315    $   11,503,134
Balanced Portfolio                                            $1,199,664    $1,109,802,440
Growth and Income Portfolio                                   $   83,934    $   77,514,567
International Growth Portfolio                                $  355,305    $  328,062,813
Worldwide Growth Portfolio                                    $2,399,978    $2,353,226,124
Global Life Sciences Portfolio                                $   30,097    $   26,734,448
Global Technology Portfolio                                   $  117,086    $  102,027,053
High-Yield Portfolio                                          $       16    $        4,622



(1) Formerly, Equity Income Portfolio.

Note: Portfolios that are not included in the table did not pay any commissions related to research for the stated period.

          Janus Capital may use research products and services in servicing other accounts in addition to the Portfolios. If Janus Capital determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, Janus Capital may allocate the costs of such service or product accordingly. Only that portion of the product or service that Janus Capital determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may create a conflict of interest for Janus Capital.

          Janus Capital does not enter into agreements with any brokers regarding the placement of securities transactions because of the research services they provide. It does, however, have an internal procedure for allocating transactions in a manner consistent with its execution policy to brokers that it has identified as providing superior executions and research, research-related products or services which benefit its advisory clients, including the Portfolios. Research products and services incidental to effecting securities transactions furnished by brokers or dealers may be used in servicing any or all of Janus Capital's clients and such research may not necessarily be used by Janus Capital in connection with the accounts which paid commissions to the broker-dealer providing such research products and services.

          Janus Capital may consider sales of Portfolio Shares or shares of other Janus funds by a broker-dealer or the recommendation of a broker-dealer to its customers that they purchase Portfolio Shares as a factor in the selection of broker-dealers to execute Portfolio transactions. Janus Capital may also consider payments made by brokers effecting transactions for a Portfolio (i) to the Portfolio or (ii) to other persons on behalf of the Portfolio for services provided to the Portfolio for which it would be obligated to pay. In placing Portfolio business with such broker-dealers, Janus Capital will seek the best execution of each transaction.

          When the Portfolios purchase or sell a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital better prices and executions will be achieved through the use of a broker.

          The Portfolios' Trustees have authorized Janus Capital to place transactions with DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. Janus Capital may do so if it reasonably believes that the quality of the transaction and the associated commission are fair and reasonable and if, overall, the associated transaction costs, net of any credits described above under "Custodian, Transfer

          Agent and Certain Affiliations," are lower than the net costs that would be incurred through other brokerage firms that provide comparable best execution.

          The following table lists the total amount of brokerage commissions paid by each Portfolio for the fiscal periods ending on December 31st of each year:


                       Portfolio Name                            2000           1999           1998
------------------------------------------------------------------------------------------------------
Growth Portfolio                                              $ 3,423,084    $1,800,731     $1,062,104
Aggressive Growth Portfolio                                   $ 2,582,189    $1,664,794     $1,157,439
Capital Appreciation Portfolio                                $   730,533    $  232,858     $   39,464
Strategic Value Portfolio                                     $     8,024(1)        N/A            N/A
Core Equity Portfolio(2)                                      $    22,893    $   15,272     $    6,415
Balanced Portfolio                                            $ 2,213,641    $1,254,757     $  337,008
Growth and Income Portfolio                                   $   131,011    $   39,174     $    3,844(3)
International Growth Portfolio                                $ 3,344,307    $1,084,559     $  810,115
Worldwide Growth Portfolio                                    $13,476,203    $7,327,446     $5,334,034
Global Life Sciences Portfolio                                $    60,730(4)        N/A            N/A
Global Technology Portfolio                                   $   499,126(4)        N/A            N/A
Flexible Income Portfolio                                     $     1,311    $    1,200     $    4,050
High-Yield Portfolio                                          $        37    $       60     $      679


(1) May 1, 2000 (inception) to December 31, 2000.

(2) Formerly, Equity Income Portfolio.


(3) May 1, 1998 (inception) to December 31, 1998.


(4) January 18, 2000 (inception) to December 31, 2000.


          Included in such brokerage commissions are the following amounts paid to DSTS, which served to reduce each Portfolio's out-of-pocket expenses as follows:


                                                                Commission Paid
                                                              through DSTS for the
                                                                  Period Ended       Reduction of    % of Total     % of Total
                       Portfolio Name                          December 31, 2000*     Expenses*     Commissions    Transactions
--------------------------------------------------------------------------------------------------------------------------------
Core Equity Portfolio**                                             $    37            $    28         0.16%           0.22%
Growth and Income Portfolio                                         $   305            $   229         0.23%           0.22%
International Growth Portfolio                                      $ 1,241            $   931         0.04%           0.03%
Worldwide Growth Portfolio                                          $16,745            $12,559         0.12%           0.12%


 * The difference between commissions paid through DSTS and expenses reduced constitute commissions paid to an unaffiliated clearing broker.

**Formerly, Equity Income Portfolio.

Note: Portfolios that did not execute trades with DSTS during the periods indicated are not included in the table.


                                                       Commission Paid                         Commission Paid
                                                     through DSTS for the                   through DSTS for the
                                                         Period Ended        Reduction          Period Ended         Reduction of
                                                      December 31, 1999*    of Expenses*     December 31, 1998*       Expenses*
---------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio                                            $7,244             $5,433              $6,937               $5,203
Aggressive Growth Portfolio                                 $   --             $   --              $9,626               $7,219
Core Equity Portfolio**                                     $   --             $   --              $    7               $    6
Balanced Portfolio                                          $2,294             $1,721              $   --               $   --
Growth and Income Portfolio                                 $   55             $   41              $   --               $   --


 * The difference between commissions paid through DSTS and expenses reduced constitute commissions paid to an unaffiliated clearing broker.

**Formerly, Equity Income Portfolio.

Note: Portfolios that did not execute trades with DSTS during the periods indicated are not included in the table.

          As of December 31, 2000, certain Portfolios owned securities of their regular broker-dealers (or parents), as shown below:


                                                                                              Value of
                                                                      Name of                Securities
                     Portfolio Name                                Broker-Dealer               Owned
--------------------------------------------------------------------------------------------------------
Growth Portfolio                                           Charles Schwab Corp.             $ 93,473,663
Growth Portfolio                                           Goldman Sachs Group, Inc.          35,788,238
Growth Portfolio                                           Merrill Lynch & Company, Inc.     105,525,543
Aggressive Growth Portfolio                                E*TRADE Group, Inc.                11,604,636
Capital Appreciation Portfolio                             Merrill Lynch & Company, Inc.      77,112,835
Core Equity Portfolio(1)                                   Charles Schwab Corp.                  142,017
Balanced Portfolio                                         Charles Schwab Corp.               28,608,782
Growth and Income Portfolio                                Charles Schwab Corp.                1,616,552
Growth and Income Portfolio                                Merrill Lynch & Company, Inc.         216,881
Strategic Value Portfolio                                  Merrill Lynch & Company, Inc.          78,416
Worldwide Growth Portfolio                                 Goldman Sachs Group, Inc.          38,439,219



(1) Formerly, Equity Income Portfolio.

Trustees and officers

          The following are the names of the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years.


Thomas H. Bailey, Age 64 - Trustee, Chairman and President+
100 Fillmore Street
Denver, CO 80206-4928

--------------------------------------------------------------------------------
          Trustee, Chairman and President of Janus Investment Fund and Janus Adviser Series. Chairman, Chief Executive Officer, Director and President of Janus Capital. President and Director of The Janus Foundation. Director of Janus Distributors, Inc.

Dennis B. Mullen, Age 57 - Trustee
7500 E. McCormick Parkway, #24
Scottsdale, AZ 85258
--------------------------------------------------------------------------------
          Trustee of Janus Investment Fund and Janus Adviser Series. Private Investor. Formerly (1997-1998), Chief Financial Officer - Boston Market Concepts, Boston Chicken, Inc., Golden, CO (restaurant chain); (1993 to 1997) President and Chief Executive Officer of BC Northwest, L.P., a franchise of Boston Chicken, Inc., Bellevue, WA (restaurant chain).

James T. Rothe, Age 57 - Trustee
102 South Tejon Street, Suite 1100
Colorado Springs, CO 80903
--------------------------------------------------------------------------------
          Trustee of Janus Investment Fund and Janus Adviser Series. Professor of Business, University of Colorado, Colorado Springs, CO. Formerly (1988-1999), Principal of Phillips-Smith Retail Group, Colorado Springs, CO (a venture capital firm).


William D. Stewart, Age 57 - Trustee
5330 Sterling Drive
Boulder, CO 80301

--------------------------------------------------------------------------------
          Trustee of Janus Investment Fund and Janus Adviser Series. Corporate Vice President and General Manager of MKS Instruments - HPO Products, Boulder, CO (manufacturer of vacuum fittings and valves).


Martin H. Waldinger, Age 63 - Trustee
7340 Caminto Bassano West
La Jolla, CA 92037

--------------------------------------------------------------------------------
          Trustee of Janus Investment Fund and Janus Adviser Series. Private Consultant. Formerly (1993-1996), Director of Run Technologies, Inc., a software development firm, San Carlos, CA.

--------------------------------------------------------------------------------
+Interested person of the Trust and Janus Capital.

Laurence J. Chang, Age 36 - Executive Vice President and co-portfolio manager of
                            Worldwide Growth Portfolio+
100 Fillmore Street
Denver, Co 80206-4928

--------------------------------------------------------------------------------
          Executive Vice President of Janus Investment Fund and Janus Adviser Series. Vice President of Janus Capital. Formerly (1993-1998), a research analyst at Janus Capital. Formerly (May 1998-December 2000), Executive Vice President and Co-Manager of International Growth Portfolio.

David J. Corkins, Age 34 - Executive Vice President and portfolio manager of
                           Growth and Income Portfolio+
100 Fillmore Street
Denver, CO 80206-4928
--------------------------------------------------------------------------------
          Executive Vice President of Janus Investment Fund and Janus Adviser Series. Vice President of Janus Capital. Formerly (1995-1997), research analyst at Janus Capital.


David C. Decker, Age 35 - Executive Vice President and portfolio manager of
                          Strategic Value Portfolio+
100 Fillmore Street
Denver, CO 80206-4928

--------------------------------------------------------------------------------
          Executive Vice President of Janus Investment Fund and Janus Adviser Series. Vice President of Janus Capital. Formerly (1992-1996), research analyst at Janus Capital.


James P. Goff, Age 37 - Executive Vice President and portfolio manager of
                        Aggressive Growth Portfolio+
100 Fillmore Street
Denver, CO 80206-4928

--------------------------------------------------------------------------------
          Executive Vice President of Janus Investment Fund and Janus Adviser Series. Vice President of Janus Capital.


Helen Young Hayes, Age 39 - Executive Vice President and co-portfolio manager of
                            International Growth Portfolio and Worldwide Growth Portfolio+
100 Fillmore Street
Denver, CO 80206-4928

--------------------------------------------------------------------------------
          Executive Vice President of Janus Investment Fund and Janus Adviser Series. Vice President and Director of Janus Capital.


C. Mike Lu, Age 32 - Executive Vice President and portfolio manager of Global
                     Technology Portfolio+
100 Fillmore Street
Denver, CO 80206-4928

--------------------------------------------------------------------------------
          Executive Vice President of Janus Investment Fund. Vice President of Janus Capital. Formerly (1991-1998), research analyst at Janus Capital.

--------------------------------------------------------------------------------
+Interested person of the Trust and Janus Capital.

Brent A. Lynn, Age 37 - Executive Vice President and co-portfolio manager of
                        International Growth Portfolio+
100 Fillmore Street
Denver, CO 80206-4928

--------------------------------------------------------------------------------
          Executive Vice President of Janus Investment Fund and Janus Adviser Series. Vice President of Janus Capital. Formerly (1991-2000), research analyst at Janus Capital.

Thomas R. Malley, Age 32 - Executive Vice President and portfolio manager of
                           Global Life Sciences Portfolio+
100 Fillmore Street
Denver, CO 80206-4928
--------------------------------------------------------------------------------
          Executive Vice President of Janus Investment Fund. Vice President of Janus Capital. Formerly (1991-1998), research analyst at Janus Capital.


Karen L. Reidy, Age 34 - Executive Vice President and portfolio manager of Core
                         Equity Portfolio and Balanced Portfolio+
100 Fillmore Street
Denver, CO 80206-4928

--------------------------------------------------------------------------------
          Executive Vice President of Janus Investment Fund and Janus Adviser Series. Vice President of Janus Capital. Formerly (1995-1999), an equity analyst at Janus Capital.


Blaine P. Rollins, Age 34 - Executive Vice President and portfolio manager of
                            Growth Portfolio+
100 Fillmore Street
Denver, CO 80206-4928

--------------------------------------------------------------------------------

          Executive Vice President of Janus Investment Fund and Janus Adviser Series. Vice President of Janus Capital. Formerly (May 1996-December
          1999), Executive Vice President and Portfolio Manager of Balanced Portfolio; (May 1997-December 1999) Executive Vice President and Portfolio Manager of Core Equity Portfolio.



Sandy R. Rufenacht, Age 36 - Executive Vice President and portfolio manager of
                             High-Yield Portfolio+
100 Fillmore Street
Denver, CO 80206-4928

--------------------------------------------------------------------------------
          Executive Vice President of Janus Investment Fund. Vice President of Janus Capital.

Scott W. Schoelzel, Age 42 - Executive Vice President and portfolio manager of
                             Capital Appreciation Portfolio+
100 Fillmore Street
Denver, CO 80206-4928
--------------------------------------------------------------------------------
          Executive Vice President of Janus Investment Fund and Janus Adviser Series. Vice President of Janus Capital.

--------------------------------------------------------------------------------
+Interested person of the Trust and Janus Capital.

Ronald V. Speaker, Age 36 - Executive Vice President and portfolio manager of
                            Flexible Income Portfolio+
100 Fillmore Street
Denver, CO 80206-4928
--------------------------------------------------------------------------------
          Executive Vice President of Janus Investment Fund and Janus Adviser Series. Vice President of Janus Capital. Formerly (May 1996-May 1998), Co-Manager of Janus High-Yield Portfolio.

Thomas A. Early, Age 46 - Vice President and General Counsel+
100 Fillmore Street
Denver, CO 80206-4928
--------------------------------------------------------------------------------

          Vice President and General Counsel of Janus Investment Fund and Janus Adviser Series, Vice President, General Counsel and Secretary of Janus Capital and The Janus Foundation. Vice President, General Counsel, Secretary and Director of Janus Service Corporation, Janus Distributors, Inc., Janus International Holding Company, Janus Capital International, Ltd. and Janus Institutional Services, Inc. Vice President, General Counsel and Director of Janus International Limited and Janus International (Asia) Limited. Director of Janus World Funds Plc., Janus Universal Funds and Janus Capital Trust Manager Limited. Interim Financial Officer of Janus International Limited. Formerly (1997-1998), Executive Vice President and General Counsel of Prudential Investments Fund Management LLC, Newark, NJ. Formerly (1994-1997), Vice President and General Counsel of Prudential Retirement Services, Newark, NJ.



Bonnie M. Howe, Age 36 - Vice President+
100 Fillmore Street
Denver, CO 80206-4928

--------------------------------------------------------------------------------

          Vice President of Janus Investment Fund and Janus Adviser Series. Vice President and Assistant General Counsel of Janus Capital, Janus Distributors, Inc. and Janus Service Corporation.



Kelley Abbott Howes, Age 36 - Vice President and Secretary+
100 Fillmore Street
Denver, CO 80206-4928

--------------------------------------------------------------------------------

          Vice President and Secretary of Janus Investment Fund and Janus Adviser Series. Vice President and Assistant General Counsel of Janus Capital, Janus Distributors, Inc. and Janus Service Corporation.


Glenn P. O'Flaherty, Age 42 - Treasurer and Chief Accounting Officer+
100 Fillmore Street
Denver, CO 80206-4928
--------------------------------------------------------------------------------
          Treasurer and Chief Accounting Officer of Janus Investment Fund and Janus Adviser Series. Vice President of Janus Capital. Formerly (1991-1997), Director of Fund Accounting, Janus Capital.

--------------------------------------------------------------------------------
+Interested person of the Trust and Janus Capital.

Heidi J. Walter, Age 33 - Vice President+
100 Fillmore Street
Denver, CO 80206-4928
--------------------------------------------------------------------------------
          Vice President of Janus Investment Fund and Janus Adviser Series. Vice President and Assistant General Counsel of Janus Capital and Janus Service Corporation. Formerly (1995-1999), Vice President and Senior Legal Counsel at Stein Roe and Farnham Incorporated.
--------------------------------------------------------------------------------
+Interested person of the Trust and Janus Capital.

          The Trustees are responsible for major decisions relating to each Portfolio's objective, policies and techniques. The Trustees also supervise the operation of the Portfolios by their officers and review the investment decisions of the officers although they do not actively participate on a regular basis in making such decisions.

          The following table shows the aggregate compensation paid to each Trustee by the Portfolios and all funds advised and sponsored by Janus Capital (collectively, the "Janus Funds") for the periods indicated. None of the Trustees receive pension or retirement benefits from the Portfolios or the Janus Funds.

                                                              Aggregate Compensation        Total Compensation
                                                              from the Portfolios for    from the Janus Funds for
                                                                 fiscal year ended          calendar year ended
                  Name of Person, Position                       December 31, 2000          December 31, 2000**
------------------------------------------------------------------------------------------------------------------
Thomas H. Bailey, Chairman and Trustee*                               $     0                    $120,667
William D. Stewart, Trustee                                           $12,661                    $120,667
Dennis B. Mullen, Trustee                                             $11,502                    $120,667
Martin H. Waldinger, Trustee                                          $12,661                    $120,667
James T. Rothe, Trustee                                               $11,502                    $120,667

 * An interested person of the Portfolios and of Janus Capital. Compensated by Janus Capital and not the Portfolios.
** As of December 31, 2000, Janus Funds consisted of three registered investment companies comprised of a total of 49 funds.

Shares of the trust

NET ASSET VALUE DETERMINATION

          As stated in the Prospectus, the net asset value ("NAV") of the Shares of each Portfolio is determined once each day on which the NYSE is open, at the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). The NAV of the Shares of each Portfolio is not determined on days the NYSE is closed. The per Share NAV of the Shares of each Portfolio is determined by dividing the total value of a Portfolio's securities and other assets, less liabilities, attributable to the Shares of a Portfolio, by the total number of Shares outstanding. In determining NAV, securities listed on an Exchange, the NASDAQ National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Municipal securities held by the Portfolios are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Portfolios and are based upon last trade or closing sales prices or a computerized matrix system or appraisals obtained by a pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter market are valued at their closing bid prices. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Each Portfolio will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on an amortized cost basis. Securities for which quotations are not readily available, and other assets, are valued at fair values determined in good faith under procedures established by and under the supervision of the Trustees.

          Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which a Portfolio's NAV is not calculated. A Portfolio calculates its NAV per Share, and therefore effects sales, redemptions and repurchases of its Shares, as of the close of the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation.

PURCHASES

          Shares of the Portfolios can be purchased only by (i) the separate accounts of participating insurance companies for the purpose of funding variable insurance contracts and (ii) qualified retirement plans. Participating insurance companies and certain designated organizations are authorized to receive purchase orders on the Portfolios' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by a Portfolio when authorized organizations, their agents or affiliates receive the order. The Portfolios are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Shares of the Portfolios are purchased at the NAV per Share as determined at the close of the regular trading session of the NYSE next occurring after a purchase order is received and accepted by a Portfolio or its authorized agent. In order to receive a day's price, your order must be received by the close of the regular trading session of the NYSE as described above in "Net Asset Value Determination." The prospectus for your insurance company's separate account or your plan documents contain detailed information about investing in the different Portfolios.

DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

          Under a distribution and shareholder servicing plan ("Plan") adopted in accordance with Rule 12b-1 under the 1940 Act, the Shares may pay Janus Distributors, the Trust's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of the Shares of a Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to insurance companies and qualified plan service providers as compensation for distribution and shareholder servicing performed by such service providers. The Plan is a compensation type plan and permits the payment at an annual rate of up to 0.25% of the average daily net assets of the Shares of a Portfolio for recordkeeping and administrative services as well as activities which are primarily intended to result in sales of the Shares, including but not limited to preparing, printing and distributing prospectuses, Statements of Additional Information, shareholder reports, and educational materials to prospective and existing contract owners and plan participants; responding to inquiries by contract owners and plan participants; receiving and answering correspondence; contract owner and participant level recordkeeping and administrative services; and similar activities. On December 14, 1999, Trustees unanimously approved the Plan which became effective on that date. The Plan and any Rule 12b-1 related agreement that is entered into by the Portfolios or Janus Distributors in connection with the Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trustees, and of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any related agreements ("12b-1 Trustees"). All material amendments to the Plan must be approved by a majority vote of the Trustees, including a majority of the 12b-1 Trustees, at a meeting called for that purpose. In addition, the Plan may be terminated at any time, without penalty, by vote of a majority of the outstanding Shares of a Portfolio or by vote of a majority of 12b-1 Trustees.

          For the year ended December 31, 2000, the total amounts paid by the Shares to Janus Distributors (substantially all of which Janus Distributors paid out as compensation to broker-dealers and other service providers) under the 12b-1 plan are summarized below:


                       Portfolio Name                         12b-1 Distribution Fees
-------------------------------------------------------------------------------------
Growth Portfolio - Service Shares                                    $ 74,455
Aggressive Growth Portfolio - Service Shares                         $109,438
Capital Appreciation Portfolio - Service Shares                      $779,070
Strategic Value Portfolio - Service Shares                           $    721
Core Equity Portfolio - Service Shares                               $    232
Balanced Portfolio - Service Shares                                  $ 34,854
Growth and Income Portfolio - Service Shares                         $ 32,169
International Growth Portfolio - Service Shares                      $674,201
Worldwide Growth Portfolio - Service Shares                          $ 55,395
Global Life Sciences Portfolio - Service Shares                      $ 38,984
Global Technology Portfolio - Service Shares                         $641,079
Flexible Income Portfolio - Service Shares                           $    467
High-Yield Portfolio - Service Shares                                $      -

REDEMPTIONS

          Redemptions, like purchases, may only be effected through the separate accounts of participating insurance companies or qualified retirement plans. Certain designated organizations are authorized to receive redemption orders on the Portfolios' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by a Portfolio when authorized organizations, their agents or affiliates receive the order. The Portfolios are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Shares normally will be redeemed for cash, although each Portfolio retains the right to redeem some or all of its Shares in kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Portfolios are governed by Rule 18f-1 under the 1940 Act, which requires each Portfolio to sell shares solely in cash up to the lesser of $250,000 or 1% of the NAV of that Portfolio during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Portfolio will have the option of selling the excess in cash or in kind. If shares are sold in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Shares of the Trust - Net Asset Value Determination" and such valuation will be made as of the same time the redemption price is determined.

          The right to require the Portfolios to sell their shares may be suspended, or the date of payment may be postponed, whenever (1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends, (2) the SEC permits such suspension and so orders, or (3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Income dividends, capital gains distributions and tax status

          It is a policy of the Shares of the Portfolios to make distributions of substantially all of their respective investment income and any net realized capital gains. The Portfolios intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code ("Code"). In addition, each Portfolio intends to comply with the diversification requirements of Code Section 817(h) related to the tax-deferred status of insurance company separate accounts.

          All income dividends and capital gains distributions, if any, on a Portfolio's Shares are reinvested automatically in additional Shares of that Portfolio at the NAV determined on the first business day following the record date.

          The Portfolios may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the IRS. In order to avoid taxes and interest that must be paid by the Portfolios if these instruments appreciate in value, the Portfolios may make various elections permitted by the tax laws. However, these elections could require that the Portfolios recognize taxable income, which in turn must be distributed.

          Some foreign securities purchased by the Portfolios may be subject to foreign taxes which could reduce the yield on such securities. The amount of such foreign taxes is expected to be insignificant. The Portfolios may from year to year make the election permitted under
          Section 853 of the Code to pass through such taxes to shareholders. If such election is not made, any foreign taxes paid or accrued will represent an expense to each Portfolio which will reduce its investment company taxable income.

          Because Shares of the Portfolios can only be purchased through variable insurance contracts or qualified plans, it is anticipated that any income dividends or capital gains distributions will be exempt from current taxation if left to accumulate within such plans. See the prospectus for the separate account of the related insurance company or the plan documents for additional information.

Principal shareholders


          The officers and Trustees of the Portfolios cannot directly own Shares of the Portfolios without purchasing an insurance contract through one of the participating insurance companies or through a qualified plan. As a result, such officers and Trustees as a group own less than 1% of the outstanding Shares of each Portfolio. As of May 11, 2001, all of the outstanding Shares of the Portfolios were owned by certain insurance company separate accounts or qualified plans. As of February 1, 2001, all of the outstanding Shares of the High-Yield Portfolio were owned by Janus Capital Corporation, which provided seed capital for the Portfolio. The percentage ownership of each separate account or plan owning more than 5% of the Shares of any Portfolio is as follows:


          Allmerica Financial Life Insurance & Annuity Company, 440 Lincoln Street, Worcester, MA 01653, owned of record 5% or more of the outstanding Shares of the Portfolios, as follows:


                                                              Held by Allmerica Financial Life
Portfolio Name                                                  Insurance & Annuity Company
----------------------------------------------------------------------------------------------
Growth Portfolio                                                           44.53%
Growth and Income Portfolio                                                75.44%


          American Enterprise Life Insurance, 125 AXP Financial Center, Minneapolis, MN 55474, owned of record 5% or more of the outstanding shares of the Portfolios, as follows:


                                                              Held by American Enterprise
Portfolio Name                                                       Life Insurance
------------------------------------------------------------------------------------------
Growth Portfolio                                                          6.96%
Aggressive Growth Portfolio                                              31.98%
International Growth Portfolio                                           11.51%
Global Technology Portfolio                                               9.21%


          GE Life & Annuity Assurance Company, 6610 W. Broad Street, Richmond, VA 23230, owned of record 5% or more of the outstanding Shares of the Portfolios, as follows:


                                                              Held by GE Life & Annuity
Portfolio Name                                                    Assurance Company
---------------------------------------------------------------------------------------
Growth Portfolio                                                         8.63%
Aggressive Growth Portfolio                                              5.46%
Balanced Portfolio                                                      18.27%
Worldwide Growth Portfolio                                              10.94%
Global Life Sciences Portfolio                                          68.69%
Global Technology Portfolio                                              7.78%


          Guardian Insurance & Annuity Company, 3900 Burgess Place, Bethlehem, PA 18017, owned of record 5% or more of the outstanding Shares of the Portfolios, as follows:


                                                              Held by Guardian Insurance &
Portfolio Name                                                      Annuity Company
------------------------------------------------------------------------------------------
Flexible Income Portfolio                                                63.15%


          Hartford Life & Annuity, PO Box 2999, Hartford, CT 06104, owned of record 5% or more of the outstanding Shares of the Portfolios, as follows:


Portfolio Name                                                Held by Hartford Life & Annuity
---------------------------------------------------------------------------------------------
Aggressive Growth Portfolio                                                 5.38%
Flexible Income Portfolio                                                  34.33%

          Integrity Life Insurance Company, 515 W. Market Street, Louisville, KY 40202, owned of record 5% or more of the outstanding Shares of the Portfolios, as follows:


                                                                   Held by Integrity Life
Portfolio Name                                                       Insurance Company
----------------------------------------------------------------------------------------------
Strategic Value Portfolio                                                  57.97%
Core Equity Portfolio                                                      98.09%


          Minnesota Life, 400 N. Robert Street, St. Paul, MN 55101, owned of record 5% or more of the outstanding Shares of the Portfolios, as follows:


Portfolio Name                                                     Held by Minnesota Life
----------------------------------------------------------------------------------------------
Capital Appreciation Portfolio                                              7.80%
International Growth Portfolio                                              6.08%


          Nationwide Insurance Company, PO Box 1820209, Columbus, OH 43218, owned of record 5% or more of the outstanding Shares of the Portfolios, as follows:


                                                                   Held by Nationwide
Portfolio Name                                                     Insurance Company
------------------------------------------------------------------------------------------
Capital Appreciation Portfolio                                           87.54%
International Growth Portfolio                                           65.16%
Global Technology Portfolio                                              67.15%


          Ohio National Life Insurance Company, PO Box 237, Cincinnati, OH 45201, owned of record 5% or more of the Shares of the Portfolios, as follows:


                                                              Held by Ohio National Life
Portfolio Name                                                    Insurance Company
----------------------------------------------------------------------------------------
Growth Portfolio                                                        25.83%
Balanced Portfolio                                                      45.98%
Worldwide Growth Portfolio                                              26.03%


          PFL Life Insurance Company, 4333 Edgewood Road, Cedar Rapids, IA 52499, owned of record 5% or more of the outstanding Shares of the Portfolios, as follows:


                                                                   Held by PFL Life
Portfolio Name                                                    Insurance Company
----------------------------------------------------------------------------------------
Strategic Value Portfolio                                               35.22%


          Travelers Insurance Company, 1 Tower Square, Hartford, CT 06183, owned of record 5% or more of the outstanding Shares of the Portfolios, as follows:


                                                                   Held by Travelers
Portfolio Name                                                     Insurance Company
-----------------------------------------------------------------------------------------
Aggressive Growth Portfolio                                              30.16%
Balanced Portfolio                                                       26.67%
Growth and Income Portfolio                                              18.98%
International Growth Portfolio                                            6.09%
Worldwide Growth Portfolio                                               40.42%
Global Life Sciences Portfolio                                           31.31%


          No qualified plan owned more than 10% of the shares of the Trust as a whole.

          The Shares held by the separate accounts of each insurance company, including Shares for which no voting instructions have been received, will be voted by each insurance company in proportion to instructions received from contract owners.

Miscellaneous information

          Each Portfolio is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Delaware business trust on May 20, 1993. As of the date of this SAI, the Trust is offering fifteen series of shares, known as "Portfolios," fourteen of which consists of two classes of shares.

SHARES OF THE TRUST

          The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $.001 per share for each series of the Trust. Shares of each Portfolio are fully paid and nonassessable when issued. Shares of a Portfolio participate equally in dividends and other distributions by the shares of such Portfolio, and in residual assets of that Portfolio in the event of liquidation. Shares of each Portfolio have no preemptive, conversion or subscription rights.

          The Portfolios each offer two classes of shares. The Shares discussed in this SAI are offered only in connection with investment in and payments under variable insurance contracts and to qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants. The second class of shares, Institutional Shares, is offered only in connection with investments in and payments under variable insurance contracts as well as other qualified retirement plans.

SHAREHOLDER MEETINGS

          The Trust does not intend to hold annual shareholder meetings. However, special meetings may be called for a specific Portfolio or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Separate votes are taken by each Portfolio or class only if a matter affects or requires the vote of only that Portfolio or class or that Portfolio's or class' interest in the matter differs from the interest of other Portfolios of the Trust. A shareholder is entitled to one vote for each Share owned.

VOTING RIGHTS

          A participating insurance company issuing a variable insurance contract will vote shares in the separate account as required by law and interpretations thereof, as may be amended or changed from time to time. In accordance with current law and interpretations, a participating insurance company is required to request voting instructions from policy owners and must vote shares in the separate account, including shares for which no instructions have been received, in proportion to the voting instructions received. Additional information may be found in the participating insurance company's separate account prospectus.

          The Trustees are responsible for major decisions relating to each Portfolio's policies and objectives; the Trustees oversee the operation of each Portfolio by its officers and review the investment decisions of the officers.

          The present Trustees were elected by the initial trustee of the Trust on May 25, 1993, and were approved by the initial shareholder on May 25, 1993, with the exception of Mr. Rothe who was appointed by the Trustees as of January 1, 1997. Under the Trust Instrument, each Trustee will continue in office until the termination of the Trust or his earlier death, retirement, resignation, bankruptcy, incapacity or removal. Vacancies will be filled by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize their Portfolio, to amend the Trust Instrument, to bring certain derivative actions and on any other matters on which a shareholder vote is required by the 1940 Act, the Trust Instrument, the Trust's Bylaws or the Trustees.

          As mentioned above in "Shareholder Meetings," each share of each portfolio of the Trust has one vote (and fractional votes for fractional shares). Shares of all portfolios of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

INDEPENDENT ACCOUNTANTS

          PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado 80202, independent accountants for the Portfolios, audit the Portfolios' annual financial statements and prepare their tax returns.

REGISTRATION STATEMENT

          The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Portfolios or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

Performance information

          Quotations of average annual total return for the Shares of a Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Shares of such Portfolio over periods of 1, 5, and 10 years (up to the life of the Portfolio). These are the annual total rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula: P(1 + T)(n) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of expenses of the Shares of a Portfolio on an annual basis, and assume that all dividends and distributions are reinvested when paid.

          The average annual total return of the Shares of each Portfolio, computed as of December 31, 2000, is shown in the table below.

          The Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to December 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).


                                                                                               Average Annual Total Return
                                                              Portfolio      Number       -------------------------------------
                                                              Inception     of Months      One      Five      Ten      Life of
                       Portfolio Name                           Date       in Lifetime     Year     Years    Years    Portfolio
-------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio - Service Shares                              9/13/93        87.5        (14.75)%  19.06%    N/A        17.69%
Aggressive Growth Portfolio - Service Shares                   9/13/93        87.5        (31.78)%  19.89%    N/A        22.16%
Capital Appreciation Portfolio - Service Shares                 5/1/97          44        (18.37)%    N/A     N/A        30.99%
Strategic Value Portfolio - Service Shares                      5/1/00           8           N/A      N/A     N/A         0.40%(1)
Core Equity Portfolio - Service Shares(2)                       5/1/97          44         (8.24)%    N/A     N/A        28.76%
Balanced Portfolio - Service Shares                            9/13/93        87.5         (1.37)%  18.73%    N/A        17.19%
Growth and Income Portfolio - Service Shares                    5/1/98          32        (14.31)%    N/A     N/A        24.09%
International Growth Portfolio - Service Shares                 5/2/94          80        (16.14)%  23.00%    N/A        20.32%
Worldwide Growth Portfolio - Service Shares                    9/13/93        87.5        (15.99)%  22.65%    N/A        21.93%
Global Life Sciences Portfolio - Service Shares                1/18/00        11.5           N/A      N/A     N/A       (6.90)%(3)
Global Technology Portfolio - Service Shares                   1/18/00        11.5           N/A      N/A     N/A      (34.11)%(3)
Flexible Income Portfolio - Service Shares                     9/13/93        87.5          6.00%    7.28%    N/A         8.04%
High-Yield Portfolio - Service Shares                           5/1/96          56          1.10%     N/A     N/A         4.26%


(1) Cumulative total return from May 1, 2000 (inception) to December 31, 2000.

(2)Formerly, Equity Income Portfolio.


(3) Cumulative total return from January 18, 2000 (inception) to December 31, 2000.

          Yield quotations for a Portfolio's Shares are based on the investment income per Share earned during a particular 30-day period (including dividends, if any, and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the net asset value per share on the last day of the period, according to the following formula:

                              YIELD = 2[(a - b + 1)(6) - 1]
                              -----------------------------
                                           cd

          where a = dividend and interest income
                b = expenses accrued for the period (net of reimbursements) c = average daily number of shares outstanding during the period that were entitled to receive dividends
                d = maximum net asset value per share on the last day of the period


          The yield for the 30-day period ending December 31, 2000, for the Shares of the following Portfolios is shown below:


Flexible Income Portfolio - Service Shares -                    6.59%
High Yield Portfolio - Service Shares -                        10.05%


          From time to time in advertisements or sales material, the Portfolios may discuss their performance ratings or other information as published by recognized mutual fund statistical rating services, including, but not limited to, Lipper Analytical Services, Inc. ("Lipper"), Ibbotson Associates, Micropal or Morningstar, Inc. ("Morningstar"), or by publications of general interest such as Forbes, Money, The Wall Street Journal, Mutual Funds Magazine, Kiplinger's or Smart Money. The Portfolios may also compare their performance to that of other selected mutual funds (for example, peer groups created by Lipper or Morningstar), mutual fund averages or recognized stock market indicators, including, but not limited to, the Standard & Poor's 500 Composite Stock Price Index, the Lehman Brothers Government/Credit Index, the Lehman Brothers High-Yield Bond Index and the NASDAQ composite. In addition, the Portfolios may compare their total return or yield to the yield on U.S. Treasury obligations and to the percentage change in the Consumer Price Index. Worldwide Growth Portfolio and International Growth Portfolio may also compare their performance to the record of global market indicators, such as the Morgan Stanley Capital International World Index or Morgan Stanley Capital International Europe, Australasia, Far East Index (EAFE(R) Index). Such performance ratings or comparisons may be made with funds that may have different investment restrictions, objectives, policies or techniques than the Portfolios and such other funds or market indicators may be comprised of securities that differ significantly from the Portfolios' investments.

Financial statements

          The following audited financial statements for Institutional Shares for the period ended December 31, 2000 are hereby incorporated into this Statement of Additional Information by reference to the Portfolios' Annual Report dated December 31, 2000.

DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORT

          Schedules of Investments as of December 31, 2000

          Statements of Assets and Liabilities as of December 31, 2000

          Statements of Operations for the period ended December 31, 2000

          Statements of Changes in Net Assets for the period ended December 31, 2000

          Financial Highlights for each of the periods indicated

          Notes to Financial Statements

          Report of Independent Accountants

          The portions of the Annual Report that are not specifically listed above are not incorporated by reference into this Statement of Additional Information and are not part of the Registration Statement.

Appendix A

EXPLANATION OF RATING CATEGORIES

          The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR'S
RATINGS SERVICES

                BOND RATING                  EXPLANATION
                -----------------------------------------------------------------------------------------
                Investment Grade
                AAA......................... Highest rating; extremely strong capacity to pay principal and interest.
                AA.......................... High quality; very strong capacity to pay principal and interest.
                A........................... Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
                BBB......................... Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.
                Non-Investment Grade
                BB, B, CCC, CC, C........... Predominantly speculative with respect to the issuer's capacity to meet required interest and principal payments.
                                             BB -- lowest degree of speculation; C -- the highest degree of speculation. Quality and protective characteristics
                                             outweighed by large uncertainties or major risk exposure to adverse conditions.
                D........................... In default.

MOODY'S INVESTORS SERVICE, INC.

                BOND RATING                  EXPLANATION
                -----------------------------------------------------------------------------------------
                Investment Grade
                Aaa......................... Highest quality, smallest degree of investment risk.
                Aa.......................... High quality; together with Aaa bonds, they compose the high-grade bond group.
                A........................... Upper-medium grade obligations; many favorable investment attributes.
                Baa......................... Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.
                Non-Investment Grade
                Ba.......................... More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.
                B........................... Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
                Caa......................... Poor standing, may be in default; elements of danger with respect to principal or interest payments.
                Ca.......................... Speculative in a high degree; could be in default or have other marked shortcomings.
                C........................... Lowest-rated; extremely poor prospects of ever attaining investment standing.

          Unrated securities will be treated as noninvestment grade securities unless the portfolio manager determines that such securities are the equivalent of investment grade securities. Securities that have received ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

                       This page intentionally left blank

        [JANUS LOGO]
            1-800-525-0020
            100 Fillmore Street
            Denver, Colorado 80206-4928

            www.janus.com


            JASSCOMBSAI

                               JANUS ASPEN SERIES

                           PART C - OTHER INFORMATION
ITEM 23  Exhibits

  Exhibit 1       (a)      Trust Instrument dated May 19, 1993, is incorporated
                           herein by reference to Registrant's Registration
                           Statement on Form N-1A filed with the Securities and Exchange Commission on May 20, 1993 (File No.
                           33-63212).

                  (b) Amendments to Trust Instrument are incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 7, filed on February 14, 1996 (File No. 33-63212).

                  (c) Amendment to Trust Instrument dated December 10, 1996 is incorporated herein by reference to Exhibit 1(c) to Post-Effective Amendment No. 10, filed on February 13, 1997 (File No. 33-63212).

                  (d) Amendment to Trust Instrument dated September 14, 1999 is incorporated herein by reference to Exhibit 1(d) to Post-Effective Amendment No. 20, filed on October 26, 1999 (File No. 33-63212).

                  (e) Amendment to Trust Instrument dated December 14, 1999 is incorporated herein by reference to Exhibit 1(e) to Post-Effective Amendment No. 23, filed on February 16, 2000 (File No. 33-63212).

                  (f) Form of Amendment to Trust Instrument dated July 28, 2000, is incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No. 25, filed on February 14, 2001 (File No. 33-63212).

                  (g) Form of Amendment to Trust Instrument dated August 1, 2000, is incorporated by reference to Exhibit 1(g) to Post-Effective Amendment No. 25, filed on February 14, 2001 (File No. 33-63212).

                  (h) Form of Amendment to Trust Instrument dated February 12, 2000, is incorporated by reference to Exhibit 1(h) to Post-Effective Amendment No. 25, filed on February 14, 2001 (File No. 33-63212).

                  (i) Form of Amendment to Trust Instrument dated July 31, 2001, is filed herein as Exhibit 1(i).

  Exhibit 2       (a)      Restated Bylaws are incorporated herein by reference
                           to Exhibit 2(a) to Post-Effective Amendment No. 7, filed on February 14, 1996 (File No. 33-63212).

                  (b) First Amendment to the Bylaws is incorporated herein by reference to Exhibit 2(b) to Post-Effective Amendment No. 7, filed on February 14, 1996 (File No. 33-63212).

  Exhibit 3                Not Applicable

  Exhibit 4       (a)      Investment Advisory Agreement for Growth Portfolio,
                           Aggressive Growth Portfolio, Worldwide Growth
                           Portfolio, Balanced Portfolio, Flexible Income
                           Portfolio and Short-Term Bond Portfolio is incorporated herein by reference to Exhibit 5(a) to Post-Effective Amendment No. 15, filed on February
                           27, 1998 (File No. 33-63212).

                  (b) Investment Advisory Agreement for International Growth Portfolio is incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 15, filed on February 27, 1998 (File No. 33-63212).

                  (c) Investment Advisory Agreement for Money Market Portfolio is incorporated herein by reference to
                           Exhibit 5(c) to Post-Effective Amendment No. 15, filed on February 27, 1998 (File No. 33-63212).

                  (d) Investment Advisory Agreement for High-Yield Portfolio is incorporated herein by reference to
                           Exhibit 5(d) to Post-Effective Amendment No. 15, filed on February 27, 1998 (File No. 33-63212).

                  (e) Investment Advisory Agreement for Equity Income Portfolio is incorporated herein by reference to
                           Exhibit 5(e) to Post-Effective Amendment No. 15, filed on February 27, 1998 (File No. 33-63212).

                  (f) Investment Advisory Agreement for Capital Appreciation Portfolio is incorporated herein by reference to Exhibit 5(f) to Post-Effective Amendment No. 15, filed on February 27, 1998 (File No. 33-63212).

                  (g) Form of Investment Advisory Agreement for Growth and Income Portfolio is incorporated herein by reference to Exhibit 5(g) to Post-Effective Amendment No. 12, filed on August 11, 1997 (File No. 33-63212).

                  (h) Investment Advisory Agreement for Global Life Sciences Portfolio is incorporated herein by reference to Exhibit 4(h) to Post-Effective Amendment No. 22, filed on January 14, 2000 (File No. 33-63212).

                  (i) Investment Advisory Agreement for Global Technology Portfolio is incorporated herein by reference to
                           Exhibit 4(i) to Post-Effective Amendment No. 22, filed on January 14, 2000 (File No. 33-63212).

                  (j) Investment Advisory Agreement for Strategic Value Portfolio is incorporated herein by reference to
                           Exhibit 4(j) to Post-Effective Amendment 23, filed on February 16, 2000 (File No. 33-63212).

                  (k) Amendment to Investment Advisory Agreement for Growth Portfolio is incorporated herein by reference to
                           Exhibit 4(k) to Post-Effective Amendment No. 24, filed on April 14, 2000 (File No. 33-63212).

                  (l) Amendment to Investment Advisory Agreement for Aggressive Growth Portfolio is incorporated herein by reference to Exhibit 4(l) to Post-Effective Amendment No. 24, filed on April 14, 2000 (File No. 33-63212).

                  (m) Amendment to Investment Advisory Agreement for Capital Appreciation Portfolio is incorporated herein by reference to Exhibit 4(m) to Post-Effective Amendment No. 24, filed on April 14, 2000 (File No. 33-63212).

                  (n) Amendment to Investment Advisory Agreement for Balanced Portfolio is incorporated herein by reference to Exhibit 4(n) to Post-Effective Amendment No. 24, filed on April 14, 2000 (File No. 33-63212).

                  (o) Amendment to Investment Advisory Agreement for Equity Income Portfolio is incorporated herein by reference to Exhibit 4(o) to Post-Effective Amendment No. 24, filed on April 14, 2000 (File No. 33-63212).

                  (p) Amendment to Investment Advisory Agreement for Growth and Income Portfolio is incorporated herein by reference to Exhibit 4(p) to Post-Effective Amendment No. 24, filed on April 14, 2000 (File No. 33-63212).

                  (q) Amendment to Investment Advisory Agreement for International Growth Portfolio is incorporated herein by reference to Exhibit 4(q) to Post-Effective Amendment No. 24, filed on April 14, 2000 (File No. 33-63212).

                  (r) Amendment to Investment Advisory Agreement for Worldwide Growth Portfolio is incorporated herein by reference to Exhibit 4(r) to Post-Effective Amendment No. 24, filed on April 14, 2000 (File No. 33-63212).

                  (s) Form of Investment Advisory Agreement for Global Value Portfolio dated March 13, 2001 is incorporated herein by reference to Exhibit 4(s) to Post-Effective Amendment No. 25, filed on February 14, 2001 (File No. 33-63212).

                  (t) Form of Amendment to Investment Advisory Agreement for Core Equity Portfolio dated July 31, 2001, is filed herein as Exhibit 4(t).

  Exhibit 5       (a)      Amended Distribution Agreement is incorporated herein
                           by reference to PEA No. 17 filed on February 26, 1999
                           (File No. 33-63212).

                  (b) Amended Distribution Agreement dated September 14, 1999 is incorporated herein by reference to Post-Effective Amendment No. 20, filed on October 26, 1999 (File No. 33-63212).

                  (c) Form of Distribution and Shareholder Services Agreement for Service Shares for Qualified Plans is incorporated herein by reference to Post-Effective Amendment No. 20, filed on October 26, 1999 (File No. 33-63212).

                  (d) Form of Distribution and Shareholder Services Agreement for Service Shares for Insurance Companies is incorporated herein by reference to Post-Effective Amendment No. 20, filed on October 26, 1999 (File No. 33-63212).

  Exhibit 6                Not Applicable

  Exhibit 7       (a)      Form of Custody Agreement between Janus Aspen Series
                           and Investors Fiduciary Trust Company is incorporated herein by reference to Exhibit 8(a) to Post-Effective
                           Amendment No. 11, filed on April 30, 1997 (File No.
                           33-63212).

                  (b) Form of Custodian Contract between Janus Aspen Series and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 8(b) to Post-Effective Amendment No. 11, filed on April 30, 1997 (File No. 33-63212).

                  (c) Letter Agreement dated April 4, 1994 regarding State Street Custodian Agreement is incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 11, filed on April 30, 1997 (File No. 33-63212).

                  (d) Form of Custodian Agreement between Janus Aspen Series and United Missouri Bank, N.A. is incorporated herein by reference to Exhibit 8(d) to Post-Effective Amendment No. 11, filed on April 30, 1997 (File No. 33-63212).

                  (e) Amendment dated October 11, 1995 of State Street Custodian Contract is incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 7, filed on February 14, 1996 (File No. 33-63212).

                  (f) Letter Agreement dated September 10, 1996 regarding State Street Custodian is incorporated herein by reference to Exhibit 8(f) to Post-Effective Amendment No. 9, filed on October 24, 1996 (File No. 33-63212).

                  (g) Form of Subcustodian Contract between United Missouri Bank, N.A. and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 8(g) to Post-Effective Amendment No. 9, filed on October 24, 1996 (File No. 33-63212).

                  (h) Form of Letter Agreement dated September 9, 1997, regarding State Street Custodian Contract is incorporated herein by reference to Exhibit 8(h) to Post-Effective Amendment No. 14, filed on October 24, 1997 (File No. 33-63212).

                  (i) Form of Global Custody Services Agreement dated March 11, 1999 with Citibank N.A. is incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 19, filed on April 30, 1999 (File No. 33-63212).

                  (j) Form of Letter Agreement dated December 17, 1999 regarding State Street Custodian Contract is incorporated herein by reference to Exhibit 7(j) to Post-Effective Amendment No. 22, filed on January 14, 2000 (File No. 33-63212).

                  (k) Amendment to Custodian Contract is incorporated herein by reference to Exhibit 7(k) to Post-Effective Amendment No. 24, filed on April 14, 2000 (File No. 33-63212).

                  (l) Foreign Custody Agreement to State Street Bank and Trust Company Contract, dated December 5, 2000, is incorporated herein by reference to Exhibit 7(l) to Post-Effective Amendment No. 25, filed on February 14, 2001 (File No. 33-63212).

                  (m) Foreign Custody Manager Addendum to Global Custodial Services Agreement with Citibank, N.A., dated December 5, 2000, is incorporated herein by reference to Exhibit 7(m) to Post-Effective Amendment No. 25, filed on February 14, 2001 (File No. 33-63212).

                  (n) Amendment to State Street Bank and Trust Company Custodian Contract, dated December 5, 2000, is incorporated herein by reference to Exhibit 7(n) to Post-Effective Amendment No. 25, filed on February 14, 2001 (File No. 33-63212).

                  (o) Form of Amendment to State Street Bank and Trust Company Custodian Contract, dated December 5, 2000, is incorporated herein by reference to Exhibit 7(o) to Post-Effective Amendment No. 25, filed on February 14, 2001 (File No. 33-63212).

                  (p) Form of Letter Agreement with State Street Bank and Trust Company, dated May 1, 2001, is incorporated herein by reference to Exhibit 7(p) to Post-Effective Amendment No. 25, filed on February 14, 2001 (File No. 33-63212).

                  (q) Form of Letter Agreement with State Street Bank and Trust Company, dated June 1, 2001, is filed herein as
                           Exhibit 7(q).

  Exhibit 8       (a)      Transfer Agency Agreement with Janus Service
                           Corporation is incorporated herein by reference to
                           Exhibit 9(a) to Post-Effective Amendment No. 11, filed on April 30, 1997 (File No. 33-63212).

                  (b) Transfer Agency Agreement as amended May 1, 1997 is incorporated herein by reference to Exhibit 9(b) to Post-Effective Amendment No. 10, filed on February 13, 1997 (File No. 33-63212).

                  (c) Form of Model Participation Agreement is incorporated herein by reference to Exhibit 9(c) to Post-Effective Amendment No. 11, filed on April 30, 1997 (File No. 33-63212).

  Exhibit 9       (a)      Opinion and Consent of Fund Counsel with respect to
                           shares of Growth Portfolio, Aggressive Growth
                           Portfolio, Worldwide Growth Portfolio, Balanced
                           Portfolio, Flexible Income Portfolio and Short-Term
                           Bond Portfolio is incorporated herein by reference to
                           Exhibit 10 to Post-Effective Amendment No. 11, filed on April 30, 1997 (File No. 33-63212).

                  (b) Opinion and Consent of Fund Counsel with respect to shares of International Growth Portfolio is incorporated herein by reference to Exhibit 10(b) to Post-Effective Amendment No. 11, filed on April 30, 1997 (File No. 33-63212).

                  (c) Opinion and Consent of Fund Counsel with respect to shares of Money Market Portfolio is incorporated herein by reference to Exhibit 10(c) to Post-Effective Amendment No. 11, filed on April 30, 1997 (File No. 33-63212).

                  (d) Opinion and Consent of Fund Counsel with respect to High-Yield Portfolio is incorporated herein by reference to Exhibit 10(d) to Post-Effective Amendment No. 7, filed on February 14, 1996 (File No. 33-63212).

                  (e) Opinion and Consent of Fund Counsel with respect to Equity Income Portfolio and Capital Appreciation Portfolio is incorporated herein by reference to
                           Exhibit 10(e) to Post-Effective Amendment No. 10, filed on February 13, 1997 (File No. 33-63212).

                  (f) Opinion and Consent of Fund Counsel with respect to Growth and Income Portfolio is incorporated herein by reference to Exhibit 10(g) to Post-Effective Amendment No. 12, filed on August 11, 1997 (File No. 33-63212).

                  (g) Opinion and Consent of Fund Counsel with respect to Service Shares of all the Portfolios is incorporated herein by reference to Exhibit 9(i) to Post-Effective 20, filed on October 26, 1999 (File No. 33-63212).

                  (h) Opinion and Consent of Fund Counsel with respect to Global Life Sciences Portfolio and Global Technology Portfolio for Service Shares and Institutional Shares is incorporated herein by reference to Exhibit 9(j) to Post-Effective Amendment No. 21, filed on November 1, 1999 (File No. 33-63212).

                  (i) Opinion and Consent of Fund Counsel with respect to Strategic Value Portfolio for Service Shares and Institutional Shares is incorporated herein by reference to Exhibit 9(k) to Post-Effective Amendment No. 23, filed on February 16, 2000 (File No. 33-63212).

                  (j) Opinion and Consent of Fund Counsel with respect to Global Value Portfolio for Service Shares, dated February 13, 2001, is incorporated herein to Exhibit 9(l) to Post-Effective Amendment No. 25, filed on February 14, 2001 (File No. 33-63212).

  Exhibit 10 Consent of PricewaterhouseCoopers LLP is filed herein as Exhibit 10.

  Exhibit 11               Not Applicable

  Exhibit 12               Not Applicable

  Exhibit 13      (a)      Form of Distribution and Shareholder Servicing Plan
                           for Service Shares between Janus Distributors, Inc.
                           and Janus Aspen Series is incorporated herein by reference to Exhibit 13(b) to Post-Effective
                           Amendment No. 20, filed on October 26, 1999 (File No.
                           33-63212).

  Exhibit 14               Not Applicable

  Exhibit 15      (a)      Rule 18f-3 Plan dated December 10, 1996 is
                           incorporated herein by reference to Exhibit 18 to Post-Effective Amendment No. 10, filed on February
                           13, 1997 (File No. 33-63212).

                  (b) Amendment to Rule 18f-3 Plan dated June 15, 1999 is incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 19, filed on June 21, 1999 (File No. 33-63212).

                  (c) Amendment to Rule 18f-3 Plan dated September 14, 1999 is incorporated herein by reference to Exhibit 15(c) to Post-Effective Amendment No. 20, filed on October 26, 1999 (File No. 33-63212).

                  (d) Form of Amended and Restated Rule 18f-3 Plan is filed herein as Exhibit 15(d).

  Exhibit 16      (a)      Code of Ethics is incorporated herein by reference to
                           Exhibit 16 to Post-Effective Amendment No. 24, filed on April 24, 2000 (File No. 33-63212).

                  (b)      Amended Janus Ethics Rules are filed herein as
                           Exhibit 16(b).

  Exhibit 17 Powers of Attorney are incorporated herein by reference to Exhibit 17 to Post-Effective Amendment No. 25, filed on February 14, 2001 (File No. 33-63212).

ITEM 24. Persons Controlled by or Under Common Control with Registrant

         None

ITEM 25. Indemnification

         Article IX of Janus Aspen Series' Trust Instrument provides for indemnification of certain persons acting on behalf of the Portfolios. In general, Trustees and officers will be indemnified against liability and against all expenses of litigation incurred by them in connection with any claim, action, suit or proceeding (or settlement of the same) in which they become involved by virtue of their office in connection with the Portfolios, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties, or unless it has been determined that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Portfolios. A determination that a person covered by the indemnification provisions is entitled to indemnification may be made by the court or other body before which the proceeding is brought, or by either a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust nor parties to the proceeding or by an independent legal counsel in a written opinion. The Portfolios also may advance money for these expenses, provided that the Trustee or officer undertakes to repay the Portfolios if his conduct is later determined to preclude indemnification, and that either he provide security for the undertaking, the Trust be insured against losses resulting from lawful advances or a majority of a quorum of disinterested Trustees, or independent counsel in a written opinion, determines that he ultimately will be found to be entitled to indemnification. The Trust also maintains a liability insurance policy covering its Trustees and officers.

ITEM 26. Business and Other Connections of Investment Adviser

         The only business of Janus Capital Corporation is to serve as the investment adviser of the Registrant and as investment adviser or subadviser to several other mutual funds, and for individual, charitable, corporate, private and retirement accounts. Business backgrounds of the principal executive officers and directors of the adviser that also hold positions with the Registrant are included under "Officers and Trustees" in the Statement of Additional Information included in this Registration Statement. The remaining principal executive officers of the investment adviser and their positions with the adviser and affiliated entities are: Mark B. Whiston, President of Retail and Institutional Services of Janus Capital Corporation, President, Director and Co-Chief Executive Officer of Janus Capital International Ltd., Director of Janus World Funds Plc, Janus Distributors, Inc., Janus Capital Trust Manager Limited and Janus Universal Funds, President and Director of Janus International
(Asia) Limited, Janus Institutional Services, Inc., Janus International Holding Company, and Janus International Limited; Stuart Novek, Vice President and Chief Marketing Officer of Janus Capital Corporation and Director of Janus Service Corporation; Stephen L. Stieneker, Vice President and Chief Administrative Officer-Investments of Janus Capital Corporation; David R. Kowalski, Vice President of Compliance and Chief Compliance Officer of Janus Capital Corporation, President and Chief Compliance Officer of Janus Distributors, Inc., and Assistant Vice President of Janus Service Corporation; and R. Timothy Hudner, Vice President and Chief Technology Officer of Janus Capital Corporation, President and Director of Janus Service Corporation. Mr. Michael E. Herman, a director of Janus Capital Corporation, is a director of Cerner Corporation, 2800 Rockcreek Parkway, Kansas City, Missouri 64117-2551; and a director of Eloquent, Inc., 2000 Alameda de las Pulgas, San Mateo, California 94403. Mr. Michael N. Stolper, a director of Janus Capital Corporation, is President of Stolper & Company, Inc., 600 West Broadway, Suite 1010, San Diego, California 92101, an investment performance consultant; director of BDI Investment Corporation, 990 Highland Drive, Solana Beach, California 92075; director of Pasadena Capital, 101 Munson St., Greenfield, Massachusetts 01310; and a director of Meridian Funds, 60 East Sir Francis Drake Boulevard, Larkspur, California 94939. Mr. Thomas A. McDonnell, a director of Janus Capital Corporation, is President, Chief Executive Officer and a Director of DST Systems, Inc., 333 West 11th Street, 5th Floor, Kansas City, Missouri 64105, provider of data processing and recordkeeping services for various mutual funds. Mr. Landon H. Rowland, a director of Janus Capital Corporation, is a Director of Kansas City Southern Industries, Inc. 114 W. 11th Street, Kansas City, Missouri 64105, a publicly traded holding company whose primary businesses are engaged in transportation services; a Director, Chairman, President and Chief Executive Officer of Stilwell Financial Inc., 920 Main Street, Kansas City, Missouri 64105, a publicly-traded holding company whose primary subsidiaries are engaged in financial services; a Director of Berger LLC, 330 West 9th Street, 1st Floor, Kansas City, Missouri 64105, a subsidiary of Stilwell Financial Inc.; and a Director of Nelson Money Manager 63 High Street, Tarvin, Chester, CH3 8EE, United Kingdom, a subsidiary of Stilwell Financial Inc. with offices in England and Scotland.

ITEM 27. Principal Underwriters

         (a) Janus Distributors, Inc. ("Janus Distributors") serves as principal underwriter for the Registrant and Janus Investment Fund.

         (b) The principal business address, positions with Janus Distributors and positions with Registrant of Thomas H. Bailey, Thomas A. Early. Bonnie M. Howe and Kelley Abbott Howes, officers and directors of Janus Distributors, are described under "Officers and Trustees" in the Statement of Additional Information included in this Registration Statement. The remaining principal executive officers of Janus Distributors are David R. Kowalski, President and Chief Compliance Officer; Mark B. Whiston, Director; and Blaine L. Newby, Vice President. Mr. Kowalski, Mr. Whiston and Mr. Newby do not hold any positions with the Registrant. Their principal business address is 100 Fillmore Street, Denver, Colorado 80206-4928.

         (c)      Not Applicable.

ITEM 28. Location of Accounts and Records

         The accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by Janus Capital Corporation and Janus Service Corporation, both of which are located at 100 Fillmore Street, Denver, Colorado 80206-4928 and by State Street Bank and Trust Company, P.O. Box 0351, Boston, Massachusetts 02117-0351 and Citibank, N.A., 111 Wall Street, 24th Floor, Zone 5, New York, NY 10043.

ITEM 29. Management Services

         The Registrant has no management-related service contract which is not discussed in Part A or Part B of this form.

ITEM 30. Undertakings

         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver, and State of Colorado, on the 1st day of June, 2001.


                                        JANUS ASPEN SERIES


                                        By:      /s/ Thomas H. Bailey
                                                 Thomas H. Bailey, President

         Janus Aspen Series is organized under a Trust Instrument dated May 19, 1993. The obligations of the Registrant hereunder are not binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant personally, but bind only the trust property of the Registrant, as provided in the Trust Instrument. The execution of this Amendment to the Registration Statement has been authorized by the Trustees of the Registrant and this Amendment to the Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them personally, but shall bind only the trust property of the Registrant as provided in its Trust Instrument.

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                                   Title                                     Date
---------                                   -----                                     ----
/s/ Thomas H. Bailey                        President                                 June 1, 2001
Thomas H. Bailey                            (Principal Executive
                                            Officer) and Trustee

/s/ Glenn P. O'Flaherty                     Treasurer and Chief                       June 1, 2001
Glenn P. O'Flaherty                         Accounting Officer
                                            (Principal Accounting Officer)

Dennis B. Mullen*                           Trustee                                   June 1, 2001
---------------------------
Dennis B. Mullen

James T. Rothe*                             Trustee                                   June 1, 2001
---------------------------
James T. Rothe

William D. Stewart*                         Trustee                                   June 1, 2001
---------------------------
William D. Stewart

Martin H. Waldinger*                        Trustee                                   June 1, 2001
---------------------------
Martin H. Waldinger


/s/ Thomas A. Early
*By      Thomas A. Early
         Attorney-in-Fact

                                INDEX OF EXHIBITS



  Exhibit Number            Exhibit Title
  --------------            -------------
  Exhibit 1(i)              Form of Amendment to Trust Instrument dated July
                            31, 2001


  Exhibit 4(t) Form of Amendment to Investment Advisory Agreement dated June 1, 2001

  Exhibit 7(q)              Form of Letter Agreement with State Street Bank and
                            Trust Company, dated June 1, 2001

  Exhibit 10                Consent of PricewaterhouseCoopers LLP

  Exhibit 15(d)             Form of Amended and Restated Rule 18f-3 Plan

  Exhibit 16(b)             Amended Janus Ethics Rules